                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                               Schwab Investments
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
           ----------------------------------------------------------
             (Address of principal executive offices)      (Zip code)

                                 Evelyn Dilsaver
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: August 31

Date of reporting period: March 1, 2007 -- May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB SHORT-TERM BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
  29.1%  U.S. GOVERNMENT SECURITIES                   169,271           168,271

  28.6%  CORPORATE BONDS                              165,161           165,050

  38.6%  MORTGAGE-BACKED SECURITIES                   224,068           223,313

   2.9%  ASSET-BACKED OBLIGATIONS                      16,596            16,568

   0.5%  PREFERRED STOCK                                2,912             2,933

   0.9%  SHORT-TERM INVESTMENTS                         5,094             5,094
--------------------------------------------------------------------------------
 100.6%  TOTAL INVESTMENTS                            583,102           581,229

  13.1%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                            75,612            75,612

(13.7)%  OTHER ASSETS AND
         LIABILITIES                                                    (79,041)
--------------------------------------------------------------------------------
 100.0%   NET ASSETS                                                    577,800

SECURITY                                          FACE AMOUNT          VALUE
    RATE, MATURITY DATE                           ($ X 1,000)       ($ X 1,000)
U.S. GOVERNMENT SECURITIES 29.1% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITIES 17.8%
--------------------------------------------------------------------------------
FANNIE MAE
  6.00%, 01/01/22 (d)                                   2,935             2,966
  4.00%, 11/25/27                                      33,150            32,519
FANNIE MAE TBA
  5.50%, 12/01/99                                       8,000             7,939
FEDERAL HOME LOAN BANK
  5.55%, 05/17/10 (b)                                  50,000            49,992
FREDDIE MAC
  4.00%, 02/15/17 (b)                                   9,927             9,450
                                                                    -----------
                                                                        102,866
U.S. TREASURY OBLIGATIONS 11.3%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
   4.75%, 02/28/09 (e)                                  2,000             1,994
   4.63%, 11/15/09 (e)                                 20,000            19,883
   3.50%, 12/15/09 (e)                                  8,000             7,741
   4.75%, 02/15/10 (e)                                  2,450             2,442
   4.00%, 04/15/10 (e)                                  3,000             2,932
   4.50%, 05/15/10 (e)                                  3,000             2,970
   3.63%, 06/15/10 (e)                                  3,250             3,141
   5.75%, 08/15/10 (e)                                  4,000             4,108
   3.88%, 09/15/10 (e)                                  2,500             2,428
   4.63%, 10/31/11 (e)                                  6,000             5,947
   4.50%, 11/30/11 (e)                                  1,000               986
   4.50%, 03/31/12 (e)                                  9,000             8,863
   4.50%, 04/30/12 (e)                                  2,000             1,970
                                                                    -----------
                                                                         65,405
                                                                    -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $169,271)                                                         168,271
                                                                    -----------

CORPORATE BONDS 28.6% OF NET ASSETS

FINANCE 13.7%
--------------------------------------------------------------------------------
BANKING 7.8%
BANK OF SCOTLAND
  7.00%, 11/20/07 (a)(b)(c)(d)                          1,495             1,506
BARCLAYS BANK PLC
  8.55%, 06/15/11 (a)(b)(c)(d)                          5,000             5,534
BBVA BANCOMER CAPITAL TRUST I
  5.38%, 07/22/10 (a)(b)(c)(d)                          2,000             1,971
BCI US FUNDING TRUST
  8.01%, 07/15/08 (a)(b)(c)(d)                          1,100             1,126
CITIBANK KOREA, INC.
  4.68%, 06/18/08 (a)(b)                                1,000               993
DANSKE BANK A/S
  5.91%, 06/16/14 (a)(b)(c)(d)                          2,000             2,012
DBS BANK LTD./SINGAPORE
  5.58%, 08/16/07 (a)(b)(c)                             5,000             5,000
DEUTSCHE BANK CAPITAL TRUST
  7.15%, 06/29/07 (a)(b)                                8,000             8,340
ING CAPITAL FUNDING TRUST III
  8.44%, 12/31/10 (a)(b)(d)                             2,000             2,181
NATEXIS AMBS CO., LLC
  8.44%, 06/30/08 (a)(b)(c)(d)                          3,000             3,087
PNC PREFERRED FUNDING TRUST I
  6.52%, 03/15/12 (a)(b)(c)(d)                          2,000             2,037
RBS CAPITAL TRUST IV
  6.15%, 06/29/07 (a)(b)(d)                             4,000             4,067
SOVEREIGN BANK
  4.38%, 08/01/08 (a)(b)(d)                             3,800             3,748
STATE STREET CAPITAL TRUST IV
  6.36%, 09/17/07 (a)(b)                                2,000             2,011
U.S. AGBANK FCB
  6.11%, 07/10/12 (a)(b)                                1,500             1,486
                                                                    -----------
                                                                         45,099
BROKERAGE 1.4%
LEHMAN BROTHERS HOLDING CAPITAL TRUST VIII
  6.19%, 08/31/07 (a)(b)                                3,000             3,009
LEHMAN BROTHERS HOLDINGS E-CAPITAL TRUST I
  6.14%, 08/20/07 (a)(b)(d)                             2,000             2,024

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                           FACE AMOUNT          VALUE
    RATE, MATURITY DATE                            ($ X 1,000)       ($ X 1,000)
MERRILL LYNCH & CO.
  5.91%, 08/02/07 (a)                                   3,000             3,017
                                                                    -----------
                                                                          8,050
FINANCE COMPANY 2.2%
CAPMARK FINANCIAL GROUP
  6.01%, 08/10/07 (a)(b)(c)                             1,500             1,503
ILFC E-CAPITAL TRUST I
  5.90%, 12/21/10 (a)(b)(c)                             2,000             2,003
RESIDENTIAL CAPITAL LLC
   7.19%, 07/17/07 (a)(b)(c)(d)                         3,800             3,788
   6.88%, 06/30/15 (b)(e)                               4,800             4,832
SLM CORP.
  5.44%, 07/25/07 (a)(e)                                1,000               998
                                                                    -----------
                                                                         13,124
INSURANCE 2.1%
OIL INSURANCE LTD.
  7.56%, 06/30/11 (a)(b)(c)(d)                          1,000             1,040
STONEHEATH RE
  6.87%, 10/15/11 (a)(b)                                2,000             2,019
XL FINANCIAL ASSURANCE LTD. - TWIN REEFS
PASS-THROUGH
  6.32%, 06/10/07 (a)(b)(c)                             1,000             1,003
ZFS FINANCE USA TRUST I
  6.15%, 12/15/10 (a)(b)(c)(d)                          1,500             1,511
ZFS FINANCE USA TRUST III
  6.50%, 06/15/07 (a)(b)(c)(d)                          2,500             2,546
ZURICH CAPITAL TRUST I
  8.38%, 06/01/37 (b)(d)                                3,811             3,979
                                                                    -----------
                                                                         12,098
REAL ESTATE INVESTMENT TRUST 0.2%
HEALTH CARE PROPERTY
INVESTORS, INC.
  5.80%, 06/15/07 (a)(b)(d)                             1,000             1,000
                                                                    -----------
                                                                         79,371
INDUSTRIAL 10.8%
--------------------------------------------------------------------------------
BASIC INDUSTRY 0.2%
XSTRATA FINANCE DUBAI LTD.
  5.71%, 08/13/07 (a)(b)(c)(d)                          1,000             1,002
CAPITAL GOODS 0.4%
CASE NEW HOLLAND, INC.
  9.25%, 08/01/11 (b)                                   2,310             2,437
COMMUNICATIONS 3.2%
ALAMOSA DELAWARE, INC.
  8.50%, 01/31/12 (b)(d)                                3,000             3,160
COMCAST CABLE HOLDINGS
  9.80%, 02/01/12                                         630               734
COMCAST HOLDINGS CORP.
  10.63%, 07/15/12 (d)                                  2,965             3,561
NEXTEL PARTNERS, INC.
  8.13%, 07/01/11 (b)(d)                                2,750             2,867
TELEFONOS DE MEXICO, S.A.
  4.50%, 11/19/08 (b)(d)                                2,000             1,980
TIME WARNER CABLE INC
  5.40%, 07/02/12 (b)(c)                                1,000               989
TIME WARNER ENTERTAINMENT CO.
  10.15%, 05/01/12                                      2,000             2,364
US UNWIRED, INC.
  10.00%, 06/15/12 (b)(d)                               2,450             2,655
                                                                    -----------
                                                                         18,310
CONSUMER CYCLICAL 4.9%
CVS CAREMARK CORP.
  6.30%, 12/01/07 (a)(b)                                3,000             2,983
D.R. HORTON, INC.
  8.00%, 02/01/09 (e)                                   2,000             2,066
FORD MOTOR CREDIT CO.
   8.11%, 07/13/07 (a)(d)                               2,000             2,012
   8.36%, 08/02/07 (a)(d)                               3,750             3,780
JC PENNEY CO., INC.
  8.13%, 04/01/27 (b)(d)                                  500               514
KB HOME
   7.75%, 02/01/10 (b)                                  1,000             1,016
   9.50%, 02/15/11 (b)(e)                               4,597             4,741
MANDALAY RESORT GROUP
  10.25%, 08/01/07 (b)                                  2,000             2,020
SEMINOLE TRIBE OF FLORIDA
  5.80%, 10/01/13 (c)(d)                                  900               888
TOLL CORP.
   8.25%, 02/01/11 (b)(d)(e)                            6,665             6,798
   8.25%, 12/01/11 (b)(e)                               1,545             1,592
                                                                    -----------
                                                                         28,410
CONSUMER NON-CYCLICAL 0.2%
STATER BROTHERS HOLDINGS, INC.
  8.85%, 06/15/07 (a)(b)(d)                             1,000             1,015

ENERGY 1.6%
CONOCOPHILLIPS
  9.38%, 02/15/11 (d)                                   1,200             1,360
DELEK & AVNER-YAM TETHYS LTD.
  6.46%, 08/01/07 (a)(b)(c)(d)                          1,403             1,401
HUSKY OIL LTD.
  8.90%, 08/15/08 (a)(b)(d)                             2,000             2,076
PREMCOR REFINING GROUP, INC.
  9.50%, 02/01/08 (b)                                   4,000             4,269
                                                                    -----------
                                                                          9,106
TRANSPORTATION 0.3%
ERAC USA FINANCE CO.
  5.61%, 07/30/07 (a)(c)(d)                             1,000             1,003
YELLOW ROADWAY CORP.
  6.74%, 08/15/07 (a)(b)(d)                             1,000             1,001
                                                                    -----------
                                                                          2,004
                                                                    -----------
                                                                         62,284
UTILITIES 4.1%
--------------------------------------------------------------------------------
ELECTRIC 3.4%
CENTERPOINT ENERGY RESOURCES CORP.
   6.50%, 02/01/08 (d)                                  2,955             2,971
   7.88%, 04/01/13 (b)                                  2,974             3,283
ENTERGY GULF STATES, INC.
   5.76%, 06/01/07 (a)(b)(d)                            1,200             1,200
   4.88%, 11/01/11 (b)(d)                               2,000             1,923

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                          FACE AMOUNT          VALUE
    RATE, MATURITY DATE                           ($ X 1,000)       ($ X 1,000)
SOUTHERN CALIFORNIA EDISON
  5.42%, 06/13/07 (a)(b)(d)                            10,000            10,003
                                                                    -----------
                                                                         19,380
NATURAL GAS 0.7%
ENTERPRISE PRODUCTS OPERATING L.P.
  4.95%, 06/01/10 (b)(d)                                3,000             2,954
WILLIAMS PARTNERS LP/WILLIAMS
PARTNERS FINANCE CORP.
  7.50%, 06/15/11 (b)                                   1,000             1,061
                                                                    -----------
                                                                          4,015
                                                                    -----------
                                                                         23,395
                                                                    -----------
TOTAL CORPORATE BONDS
(COST $165,161)                                                         165,050
                                                                    -----------
MORTGAGE-BACKED SECURITIES 38.6% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 33.3%
-------------------------------------------------------------------------------
AMERICAN HOME MORTGAGE
INVESTMENT TRUST
Series 2005-3 Class 2A3
   4.99%, 07/20/10 (a)(b)(d)                           10,000             9,834
Series 2007-A Class 13A1
   6.10%, 07/20/10 (a)(b)(c)(d)                         4,792             4,871
CHASE MORTGAGE FINANCE CORP.
Series 2006-A1 Class 2A1
  6.09%, 06/01/07 (a)(b)(d)                            19,799            19,756
CITICORP MORTGAGE SECURITIES, INC.
Series 2003-10 Class A4
   4.50%, 11/25/18 (b)                                  5,462             5,256
Series 2003-2 Class 2A2
   5.25%, 02/25/33 (b)                                  5,000             4,915
CITIGROUP MORTGAGE LOAN TRUST, INC.
Series 2003-1 Class WA1
   6.50%, 06/25/16 (b)                                    157               158
Series 2007-3 Class A1
   6.00%, 02/25/36 (b)(d)                               8,000             7,951
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2005-J8 Class1A3
   5.50%, 04/05/12 (b)                                    229               228
Series 2004-30CB Class 1A2
   4.25%, 02/25/35 (b)(d)                               3,865             3,792
Series 2006-J6 Class A3
   6.00%, 09/25/36 (b)                                  4,617             4,630
Series 2006-41CB Class 1A3
   6.00%, 01/25/37 (b)(d)                               9,207             9,259
COUNTRYWIDE HOME LOANS
Series 2003-8 Class A4
  4.50%, 05/25/18 (b)(d)                                6,959             6,809
GSR MORTGAGE LOAN TRUST
Series 2004-5 Class 3A2
  4.70%, 06/01/07 (a)(b)(d)                             5,000             4,913
INDYMAC INDEX MORTGAGE LOAN TRUST
Series 2007-AR1 Class 2A1
   5.72%, 06/01/07 (a)(b)(d)                            7,806             7,765
Series 2007-AR5 Class 2A1
   6.13%, 06/01/07 (a)(b)                              14,762            14,814
JP MORGAN ALTERNATIVE LOAN TRUST
Series 2007-A1 Class 2A1
   5.94%, 06/01/07 (a)(b)                               4,887             4,889
Series 2006-A5 Class 2A1
   5.55%, 12/02/09 (a)(b)(d)                           17,704            17,532
Series 2006-S1 Class 1A16
   6.00%, 03/25/36 (b)(d)                               6,357             6,389
JP MORGAN MORTGAGE TRUST
Series 2005-A8 Class 6A2
   5.13%, 06/01/07 (a)(b)(d)                            3,521             3,495
Series 2006-S2 Class 3A7
   6.25%, 07/25/36 (b)(d)                               4,346             4,385
MASTR ALTERNATIVE LOANS TRUST
Series 2003-8 Class 4A1
  7.00%, 12/25/33 (b)                                     393               400
MASTR ASSET
SECURITIZATION TRUST
Series 2003-10 Class 2A1
  4.50%, 11/25/13 (b)                                     306               300
MERRILL LYNCH ALTERNATIVE
NOTE ASSET
Series 2007-AF1 Class 1AF6
  6.00%, 05/25/37 (b)                                  10,000            10,014
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2004-8AR Class 4A1
   5.35%, 06/01/07 (a)(b)(d)                            4,238             4,234
Series 2004-9 Class 2A
   6.34%, 06/25/07 (a)(b)(d)                            2,527             2,540
RESIDENTIAL ACCREDIT LOANS, INC.
Series 2006-QA1 Class A21
   5.98%, 06/01/07 (a)(b)                               5,403             5,427
Series 2006-QS9 Class 1A3
   6.00%, 07/25/36 (b)                                  3,644             3,644
STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN
Series 2007-3 Class 2A1
  5.76%, 06/01/07 (a)(b)                                4,978             4,968
STRUCTURED ASSET SECURITIES CORP.
Series 2005-2XS Class 1A5A
   4.72%, 06/01/07 (a)(b)                               5,000             4,791
Series 2005-10 Class 5A7
   5.25%, 12/25/34 (b)                                  5,000             4,942
TBW MORTGAGE BACKED PASS THROUGH CERTIFICATES
Series 2006-1 Class 3A1
  6.00%, 04/25/36 (b)                                   4,941             4,941
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
Series 2006-AR11 Class A4
  5.52%, 06/01/07 (a)(b)                                4,667             4,639
                                                                    -----------
                                                                        192,481
COMMERCIAL MORTGAGE BACKED SECURITIES 5.3%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
Series 2005-RR Class A1FL
  5.62%, 06/22/07 (a)(b)(d)                             3,999            3,992

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                          FACE AMOUNT          VALUE
    RATE, MATURITY DATE                           ($ X 1,000)       ($ X 1,000)
CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES
Series 2006-C1 Class A2
  5.51%, 08/14/07 (a)(b)(d)                            10,000            10,015
CROWN CASTLE TOWERS LLC
Series 2005-1 Class A
  4.64%, 06/15/35 (c)(d)                                4,000             3,900
GLOBAL SIGNAL TRUST III
Series 2006-1 Class A1FL
   5.54%, 06/15/07 (a)(c)(d)                            3,000             3,003
Series 2006-1 Class B
   5.59%, 02/15/36 (c)(d)                               4,000             3,986
WAMU COMMERCIAL MORTGAGE SECURITY
Series 2007-SL2 Class A1
  5.42%, 02/18/10 (a)(b)(c)                             5,985             5,936
                                                                    -----------
                                                                         30,832
                                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $224,068)                                                         223,313
                                                                    -----------

ASSET-BACKED OBLIGATIONS 2.9% OF NET ASSETS
--------------------------------------------------------------------------------
ARIA CDO I (JERSEY) LTD.
Series 1A-3 Class B1U5
  6.44%, 10/10/07 (a)(b)(c)(d)                          4,000             4,001
CAPITAL ONE AUTO FINANCE TRUST
Series 2007-A Class A3A
  5.25%, 08/15/11 (b)(d)                                5,000             4,992
FREMONT HOME LOAN TRUST
Series 2003-B Class M2
  6.94%, 06/25/07 (a)(b)(d)                             2,154             2,158
LONG BEACH MORTGAGE
LOAN TRUST
Series 2003-4 Class M3
  7.47%, 06/25/07 (a)(b)(d)                             1,165             1,177
USXL FUNDING LLC
Series 2006-1A Class A
  5.38%, 04/15/14 (b)(c)(d)(f)                          4,252             4,240
                                                                    -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $16,596)                                                           16,568
                                                                    -----------

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
PREFERRED STOCK 0.5% OF NET ASSETS
--------------------------------------------------------------------------------
SOVEREIGN REAL ESTATE INVESTMENT TRUST (b)(c)       2,000,000             2,933
                                                                    -----------
TOTAL PREFERRED STOCK
(COST $2,912)                                                             2,933
                                                                    -----------

SECURITY                                          FACE AMOUNT          VALUE
    RATE, MATURITY DATE                           ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.6%
--------------------------------------------------------------------------------
VIACOM, INC.
  5.42%, 06/04/07                                       3,500             3,498

REPURCHASE AGREEMENT 0.1%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
  dated 05/31/07, due 06/01/07 at 5.00%, with a
   maturity value of $751 (fully collateralized
   by Federal National Mortgage Assn. with a
   value of $789).                                        751               751

U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   4.92%, 06/14/07                                        300               299
   4.85%, 07/19/07                                        200               199
   4.84%, 07/26/07                                        150               149
   4.69%, 08/30/07                                        200               198
                                                                    -----------
                                                                            845
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $5,094)                                                             5,094
                                                                    -----------


END OF INVESTMENTS.

At 05/31/07, the tax basis cost of the fund's investments was $583,114, and the unrealized appreciation and depreciation were $824 and ($2,709) respectively, with a net unrealized depreciation of ($1,885).


                                                   NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 13.1% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY LENDING PRIME
   PORTFOLIO                                      75,611,718            75,612

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 05/31/07. All numbers are x1,000 except number of futures contracts.

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                         NUMBER OF    CONTRACT     UNREALIZED
                                         CONTRACTS     VALUE      GAINS/LOSSES
FUTURES CONTRACTS

10 YEARS, SHORT, U.S. TREASURY NOTE
   expires 09/19/07                            (68)      7,234              23
2 YEARS, LONG, U.S. TREASURY NOTE
   expires 09/28/07                            206      41,982             (71)
5 YEARS, LONG, U.S. TREASURY NOTE
   expires 09/28/07                            708      73,942            (234)
                                                                 --------------
                                                                          (282)
                                                                 --------------

(a)  Variable-rate security.
(b)  Callable security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $73,820 or 12.8% of net assets.
(d) All or a portion of this security is held as collateral for open futures contracts.
(e)  All or a portion of this security is on loan.
(f)  Credit-enhanced security.

SCHWAB INVESTMENTS
SCHWAB TOTAL BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.


                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  73.6%   MORTGAGE-BACKED SECURITIES                   1,088,782      1,081,139

  26.7%   CORPORATE BONDS                                394,104        392,961

  11.7%   U.S. GOVERNMENT SECURITIES                     172,895        171,428

   0.8%   ASSET-BACKED OBLIGATIONS                        12,269         12,189

   1.0%   PREFERRED STOCK                                 14,824         15,128

   1.2%   SHORT-TERM INVESTMENTS                          17,066         17,066
--------------------------------------------------------------------------------
 115.0%   TOTAL INVESTMENTS                            1,699,940      1,689,911

  10.9%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                              159,649        159,649

(25.9)%  OTHER ASSETS AND
         LIABILITIES                                                   (380,102)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                   1,469,458

SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)
MORTGAGE-BACKED SECURITIES 73.6% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 32.0%
--------------------------------------------------------------------------------
ABN AMRO MORTGAGE CORP.
Series 2003-7 Class A2
   5.00%, 07/25/18 (b)(d)                                    170             168
AMERICAN HOME MORTGAGE INVESTMENT TRUST
Series 2007-A Class 13A1
   6.10%, 07/20/10 (a)(b)(c)(d)                            9,583           9,741
BANC OF AMERICA ALTERNATIVE LOAN TRUST
Series 2003-11 Class 15I0
   0.35%, 06/01/07 (a)(b)(d)                              42,432             608
Series 2006-4 Class 3CB6
   6.00%, 05/25/36 (b)(d)                                 10,773          10,775
BANC OF AMERICA FUNDING CORP.
Series 2006-E Class 2A1
   5.85%, 06/01/07 (a)(b)                                  4,904           4,906
BEAR STEARNS ADJUSTABLE RATE MORTGAGE TRUST
Series 2003-8 Class 5A
   4.41%, 06/01/07 (a)(b)                                  7,783           7,594
CHASE MORTGAGE FINANCE CORP.
Series 2007-A1 Class 10A1
   4.91%, 06/01/07 (a)(d)                                 14,687          14,402
Series 2006-A1 Class 2A1
   6.09%, 06/01/07 (a)(b)(d)                              11,879          11,854
CITICORP MORTGAGE SECURITIES, INC.
Series 2003-10 Class A4
   4.50%, 11/25/18 (b)                                       819             789
Series 2003-2 Class 2A2
   5.25%, 02/25/33 (b)(d)                                  5,291           5,201
Series 2003-11 Class 1A4
   5.25%, 12/25/33 (b)(d)                                  1,000             977
CITIGROUP MORTGAGE LOAN TRUST, INC.
Series 2007-3 Class A1
   6.00%, 02/25/36 (b)(d)                                 16,000          15,902
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2004-30CB Class 1A2
   4.25%, 02/25/35 (b)(d)                                  3,865           3,792
Series 2006-J6 Class A3
   6.00%, 09/25/36 (b)(d)                                  9,234           9,260
COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH
TRUST
Series 2003-56 Class 4A2
   4.93%, 06/01/07 (a)(b)                                  7,189           6,973
Series 2003-J6 Class 1A1
   5.50%, 08/25/33 (b)(d)                                  1,292           1,256
CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES
Series 2006-9 Class 5A1
   5.50%, 11/25/36 (b)                                    27,334          26,497
Series 2007-2 Class 2A5
   5.00%, 03/25/37 (b)(d)                                 24,795          23,296
DEUTSCHE ALTERNATIVE ASSET SECURITIES, INC.
Series 2006-AR5 Class 22A
   5.50%, 10/25/21 (b)(d)                                  9,228           9,199
Series 2006-AR5 Class 23A
   6.00%, 10/25/21 (b)(d)                                 13,302          13,398
Series 2005-6 Class 1A3
   5.50%, 12/25/35 (b)(d)                                 10,335          10,288
FIRST HORIZON ASSET SECURITIES, INC.
Series 2003-8 Class 1A31
   4.00%, 09/24/22 (a)(b)                                    400             396
Series 2003-3 Class 1A2
   4.20%, 05/25/33 (b)(d)                                  6,061           5,954
GSAA HOME EQUITY TRUST
Series 2004-NC1 Class AF6
   4.76%, 06/28/11 (a)(b)(d)                               7,000           6,839
GSR MORTGAGE LOAN TRUST
Series 2004-5 Class 3A2
   4.70%, 06/01/07 (a)(b)(d)                              10,000           9,827

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)
INDYMAC INDEX MORTGAGE LOAN TRUST
Series 2007-AR1 Class 2A1
   5.72%, 06/01/07 (a)(b)(d)                              11,709          11,647
Series 2007-AR5 Class 2A1
   6.13%, 06/01/07 (a)(b)(d)                               9,841           9,876
JP MORGAN ALTERNATIVE LOAN TRUST
Series 2007-A1 Class 2A1
   5.95%, 06/01/07 (a)(b)(d)                               9,773           9,778
Series 2006-A5 Class 2A1
   5.55%, 12/02/09 (a)(b)(d)                              15,933          15,778
Series 2006-S1 Class 1A16
   6.00%, 03/25/36 (b)(d)                                 12,713          12,778
JP MORGAN MORTGAGE TRUST
Series 2007-A1 Class 6A1
   4.78%, 06/01/07 (a)(b)(d)                              14,585          14,302
Series 2005-A8 Class 6A2
   5.13%, 06/01/07 (a)(b)(d)                               3,521           3,495
Series 2004-A5 Class 4A1
   3.43%, 07/13/09 (a)(b)(d)                              11,506          10,925
Series 2007-A2 Class 3A3
   5.87%, 04/04/13 (a)(b)                                 50,000          50,369
Series 2006-S2 Class 3A7
   6.25%, 07/25/36 (b)(d)                                  8,693           8,769
Series 2006-S2 Class 2A1
   5.00%, 07/25/36 (b)(d)                                  8,910           8,780
MASTR SEASONED SECURITIES TRUST
Series 2005-1 Class 2A1
   6.20%, 06/01/07 (a)(b)(d)                                 947             961
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2004-8AR Class 4A1
   5.35%, 06/01/07 (a)(b)                                    153             152
Series 2004-9 Class 1A
   6.15%, 06/01/07 (a)(b)(d)                                 492             494
Series 2006-2 Class 4A
   6.00%, 02/25/36 (b)(d)                                 11,528          11,544
Series 2006-2 Class 6A
   6.50%, 02/25/36 (b)(d)                                  6,633           6,713
RESIDENTIAL ACCREDIT LOANS, INC.
Series 2006-QA1 Class A21
   5.98%, 06/01/07 (a)(b)(d)                              10,968          11,018
Series 2006-QS9 Class 1A3
   6.00%, 07/25/36 (b)                                     7,288           7,288
SEQUOIA MORTGAGE TRUST
Series 2004-4 Class B1
   5.82%, 06/20/07 (a)(b)(d)                               2,855           2,856
Series Class 2004-4 Class B2
   6.22%, 06/20/07 (a)(b)(d)                               2,284           2,284
STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN
Series 2007-3 Class 2A1
   5.76%, 06/01/07 (a)(b)(d)                               9,957           9,937
STRUCTURED ASSET SECURITIES CORP.
Series 2005-2XS Class 1A5A
   4.72%, 06/25/07 (a)(b)                                  5,000           4,791
Series 2003-20 Class 2A3
   4.50%, 07/25/18 (b)(d)                                    859             783
Series 2002-AL1 Class A2
   3.45%, 02/25/32 (b)                                     1,609           1,419
TBW MORTGAGE BACKED PASS THROUGH CERTIFICATES
Series 2006-1 Class 3A1
   6.00%, 04/25/36 (b)                                     5,764           5,764
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
Series 2006-1 Class A3
   5.00%, 03/25/21 (b)(d)                                 38,878          37,681
                                                                     -----------
                                                                         470,074
COMMERCIAL MORTGAGE BACKED SECURITIES 6.5%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
Series 2005-RR Class A1FL
   5.62%, 06/22/07 (a)(b)(d)                              10,999          10,977
BANC OF AMERICA COMMERCIAL MORTGAGE, INC.
Series 2006-1 Class A2
   5.33%, 01/17/11 (a)(b)(d)                               9,000           8,959
Series 2007-1 Class A4
   5.45%, 01/15/49 (b)(d)                                 27,000          26,535
CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES
Series 2006-C1 Class A2
   5.51%, 08/14/10 (a)(b)(d)                               7,000           7,010
CROWN CASTLE TOWERS LLC
Series 2005-1A Class AFL
   5.70%, 06/15/07 (a)(c)(d)                              10,000          10,063
Series 2005-1A Class B
   4.88%, 06/15/35 (c)(d)                                  5,375           5,266
GLOBAL SIGNAL TRUST III
Series 2006-1 Class A1FL
   5.54%, 06/15/07 (a)(c)(d)                               5,000           5,005
Series 2004-2A Class C
   4.70%, 12/15/14 (c)(d)                                    175             171
Series 2006-1 Class B
   5.59%, 02/15/36 (c)(d)                                  8,000           7,972
WAMU COMMERCIAL MORTGAGE SECURITY
Series 2007-SL2 Class A1
   5.42%, 02/18/10 (a)(b)(c)(d)                           13,965          13,852
                                                                     -----------
                                                                          95,810
U.S. GOVERNMENT AGENCY MORTGAGES 35.1%
--------------------------------------------------------------------------------
FANNIE MAE
   5.50%, 12/01/13 to 03/01/35(d)                         60,036          58,987
   6.00%, 11/01/16 to 01/01/37(d)                         38,946          39,194
   4.00%, 07/01/18 (d)                                     4,616           4,331
   5.00%, 07/01/19 to 03/01/35(d)                         12,535          11,966
   6.00%, 04/01/21 to 11/01/21                            21,100          21,333
   6.50%, 09/01/22 to 12/01/34(d)                         11,137          11,424
   5.00%, 07/01/23 to 06/01/36                             1,275           1,234
   4.50%, 08/01/23 to 02/01/26                            22,334          21,011
   3.75%, 05/25/30 (d)                                     1,281           1,206
   7.50%, 01/01/33 (d)                                     1,573           1,645
   6.50%, 11/01/36                                             1               1
FANNIE MAE TBA
   5.00%, 12/01/99                                       139,000         135,064
   5.50%, 12/01/99                                        91,000          89,076
FREDDIE MAC
   6.00%, 01/01/14 to 12/01/32(d)                          7,252           7,312

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)
   4.00%, 02/15/17 (b)                                    11,818          11,250
   5.50%, 06/01/21 (d)                                    13,292          13,196
   4.00%, 03/15/23 (b)(d)                                 23,913          22,431
   6.50%, 03/01/32 (d)                                     3,185           3,267
FREDDIE MAC REMICS
   4.00%, 09/15/19 to 11/15/20(b)(d)                      12,476          11,452
   5.00%, 10/15/19 (b)(d)                                 17,620          17,089
GINNIE MAE
   7.50%, 03/15/32 (d)                                       841             882
   6.00%, 06/15/33 to 10/15/34(d)                         21,878          22,024
   7.00%, 06/15/33 (d)                                     2,007           2,115
   5.50%, 05/20/35 (d)                                     3,332           3,273
   6.00%, 12/15/36 to 02/15/37                             4,470           4,492
                                                                     -----------
                                                                         515,255
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $1,088,782)                                                      1,081,139
                                                                     -----------
CORPORATE BONDS 26.7% OF NET ASSETS

FINANCE 12.9%
--------------------------------------------------------------------------------
BANKING 5.4%
BARCLAYS BANK PLC
 5.93%, 12/15/16 (a)(b)(c)(d)                              5,000           4,946
BBVA BANCOMER CAPITAL TRUST I
 5.38%, 07/22/10 (a)(b)(c)(d)                              3,000           2,957
CITIBANK KOREA, INC.
 4.68%, 06/18/08 (a)(b)                                    4,000           3,972
DANSKE BANK A/S
 5.91%, 06/16/14 (a)(b)(c)(d)                              3,000           3,017
DBS BANK LTD.
 5.97%, 07/16/07 (a)(b)(c)(d)                              5,000           5,134
DEUTSCHE BANK CAPITAL TRUST
 7.15%, 06/29/07 (a)(b)                                   10,200          10,634
FLEET CAPITAL TRUST V
 6.35%, 06/18/07 (a)(b)(d)                                 5,000           5,032
ING CAPITAL FUNDING TRUST III
 8.44%, 12/31/10 (a)(b)(d)                                 5,574           6,078
JP MORGAN CHASE CAPITAL XIII
 6.30%, 06/29/07 (a)(b)(d)                                 2,000           2,019
JP MORGAN CHASE CAPITAL XVIII
 6.95%, 08/17/36 (b)(d)                                    2,000           2,082
NATEXIS AMBS CO., LLC
 8.44%, 06/30/08 (a)(b)(c)(d)                              7,000           7,203
PNC PREFERRED FUNDING TRUST I
 6.52%, 03/15/12 (a)(b)(c)(d)                              4,000           4,075
RBS CAPITAL TRUST IV
 6.15%, 06/29/07 (a)(b)(d)                                 7,000           7,118
RESONA PREFERRED GLOBAL SECURITIES
 7.19%, 07/30/15 (a)(b)(c)(d)                              3,000           3,153
SOVEREIGN BANK
 4.38%, 08/01/08 (a)(b)(d)                                 3,000           2,959
STATE STREET CAPITAL TRUST IV
 6.36%, 09/17/07 (a)(b)                                    5,000           5,027
U.S. AGBANK FCB
 6.11%, 07/10/12 (a)(b)                                    3,500           3,468
                                                                     -----------
                                                                          78,874

BROKERAGE 1.0%
LEHMAN BROTHERS HOLDING CAPITAL TRUST VIII
 6.19%, 08/31/07 (a)(b)                                    7,000           7,021
MERRILL LYNCH & CO., INC.
 5.91%, 08/02/07 (a)                                       7,000           7,038
                                                                     -----------
                                                                          14,059

FINANCE COMPANY 4.0%
AMERICAN INTERNATIONAL GROUP
 6.25%, 03/15/37 (b)(d)                                    3,000           2,909
CAPITAL ONE CAPITAL III
 7.69%, 08/15/36 (d)                                       7,000           7,501
CAPMARK FINANCIAL GROUP
 6.01%, 08/10/07 (a)(b)(c)                                 3,500           3,508
GENERAL ELECTRIC CAPITAL CORP.
   5.55%, 07/09/07 (a)(d)                                  5,000           5,012
   5.74%, 08/06/07 (a)(d)                                  2,000           1,999
HIGHMARK, INC.
 6.80%, 08/15/13 (b)(c)(d)                                 4,000           4,162
HSBC FINANCE CAPITAL TRUST IX
 5.91%, 11/30/15 (a)(b)(d)                                 5,850           5,775
ILFC E-CAPITAL TRUST I
 5.90%, 12/21/10 (a)(b)(c)(d)                              3,000           3,004
ISTAR FINANCIAL, INC.
 5.74%, 06/04/07 (a)(d)                                    2,000           2,004
RESIDENTIAL CAPITAL LLC
   7.19%, 07/17/07 (a)(b)(c)(d)                            8,300           8,273
   6.88%, 06/30/15 (b)(d)(e)                              13,200          13,288
SLM CORP.
 5.44%, 07/25/07 (a)(e)                                    2,000           1,996
                                                                     -----------
                                                                          59,431

INSURANCE 2.2%
ASSURED GUARANTY US HOLDINGS, INC.
 6.40%, 12/15/16 (a)(b)(d)                                 2,000           1,993
AXA SA
 6.38%, 12/14/36 (a)(b)(c)(d)                              2,000           1,891
LIBERTY MUTUAL GROUP, INC.
 7.80%, 03/15/37 (b)(c)(d)                                 3,700           3,608
OIL INSURANCE LTD.
 7.56%, 06/30/11 (a)(b)(c)(d)                              4,000           4,160
STONEHEATH RE
 6.87%, 10/15/11 (a)(b)                                    3,000           3,028
WHITE MOUNTAINS RE GROUP LTD.
 7.51%, 06/30/07 (a)(b)(c)                                 2,000           1,997
ZFS FINANCE USA TRUST I
 6.15%, 12/15/10 (a)(b)(c)(d)                              2,500           2,518
ZFS FINANCE USA TRUST III
 6.50%, 06/15/07 (a)(b)(c)(d)                              5,000           5,092
ZURICH CAPITAL TRUST I
 8.38%, 06/01/37 (b)(d)                                    7,000           7,309
                                                                     -----------
                                                                          31,596

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)
REAL ESTATE INVESTMENT TRUST 0.3%
HEALTH CARE PROPERTY INVESTORS, INC.
 5.80%, 06/15/07 (a)(b)(d)                                 2,000           2,001
SIMON PROPERTY GROUP LP
 5.75%, 12/01/15 (b)(d)                                    3,000           3,017
                                                                     -----------
                                                                           5,018
                                                                     -----------
                                                                         188,978
INDUSTRIAL 10.9%
--------------------------------------------------------------------------------
BASIC INDUSTRY 0.3%
ABX FINANCING CO.
 6.35%, 10/15/36 (b)(c)(d)                                 3,000           2,944
XSTRATA FINANCE DUBAI LTD.
 5.71%, 08/13/07 (a)(b)(c)(d)                              2,000           2,004
                                                                     -----------
                                                                           4,948

CAPITAL GOODS 0.2%
CASE NEW HOLLAND, INC.
 9.25%, 08/01/11 (b)(d)                                    3,000           3,165

COMMUNICATIONS 3.5%
ALAMOSA DELAWARE, INC.
 8.50%, 01/31/12 (b)(d)                                    3,985           4,197
AMERICA MOVIL SA DE CV
 5.75%, 01/15/15 (b)(d)                                    3,000           3,003
BELLSOUTH CORP.
 6.55%, 06/15/34 (b)(d)                                    2,000           2,046
COMCAST CABLE HOLDINGS
 9.80%, 02/01/12 (d)                                       4,000           4,661
COMCAST HOLDINGS CORP.
 10.63%, 07/15/12 (d)                                      4,272           5,131
NEXTEL PARTNERS, INC.
 8.13%, 07/01/11 (b)(d)                                    8,741           9,114
ROGERS WIRELESS COMMUNICATIONS, INC.
 8.00%, 12/15/12 (b)(d)                                    5,704           6,032
SPRINT CAPITAL CORP.
 8.75%, 03/15/32 (b)(d)                                    3,000           3,468
TELEFONOS DE MEXICO, S.A.
 4.50%, 11/19/08 (b)(d)                                    3,000           2,971
TIME WARNER ENTERTAINMENT CO.
 10.15%, 05/01/12 (d)                                      7,230           8,544
US UNWIRED, INC.
 10.00%, 06/15/12 (b)(d)                                   2,000           2,167
                                                                     -----------
                                                                          51,334
CONSUMER CYCLICAL 4.6%
CVS CAREMARK CORP.
 6.30%, 12/01/07 (a)(b)                                    7,000           6,961
CVS LEASE PASS THROUGH
 6.04%, 12/10/28 (b)(c)(d)                                 2,974           2,928
FORD MOTOR CREDIT CO.
 8.11%, 07/13/07 (a)(d)                                    3,000           3,017
 8.36%, 08/02/07 (a)(d)                                    9,750           9,828
 6.63%, 06/16/08 (d)                                       1,300           1,301
JC PENNEY CO., INC.
 8.13%, 04/01/27 (b)(d)                                    1,000           1,028
KB HOME
 7.75%, 02/01/10 (b)(d)                                    2,000           2,033
 9.50%, 02/15/11 (b)(d)(e)                                11,777          12,145
MANDALAY RESORT GROUP
 10.25%, 08/01/07 (b)                                      4,000           4,040
MGM MIRAGE, INC.
 9.75%, 06/01/07 (b)                                       2,500           2,500
SEMINOLE TRIBE OF FLORIDA
 5.80%, 10/01/13 (c)(d)                                    1,800           1,776
TOLL CORP.
 8.25%, 02/01/11 (b)(d)                                   13,776          14,052
 8.25%, 12/01/11 (b)(d)(e)                                 5,895           6,072
                                                                     -----------
                                                                          67,681

CONSUMER NON-CYCLICAL 0.2%
CORN PRODUCTS INTERNATIONAL, INC.
 6.00%, 04/15/17 (b)                                       2,000           1,980
STATER BROTHERS HOLDINGS, INC.
 8.85%, 06/15/07 (a)(b)(d)                                 1,050           1,066
                                                                     -----------
                                                                           3,046

ENERGY 1.8%
CONOCOPHILLIPS
 9.38%, 02/15/11 (d)                                       5,000           5,665
DELEK & AVNER-YAM TETHYS LTD.
 6.46%, 08/01/07 (a)(b)(c)(d)                              2,104           2,101
HUSKY OIL LTD.
 8.90%, 08/15/08 (a)(b)(d)                                 6,000           6,228
PREMCOR REFINING GROUP, INC.
 9.50%, 02/01/13 (b)(d)                                    8,500           9,073
XTO ENERGY, INC.
 7.50%, 04/15/12 (b)(d)                                    3,000           3,241
                                                                     -----------
                                                                          26,308
TRANSPORTATION 0.3%
ERAC USA FINANCE CO.
 5.61%, 07/30/07 (a)(c)(d)                                 2,000           2,006
YELLOW ROADWAY CORP.
 6.74%, 08/15/07 (a)(b)(d)                                 2,000           2,003
                                                                     -----------
                                                                           4,009
                                                                     -----------
                                                                         160,491
UTILITIES 2.9%
--------------------------------------------------------------------------------
ELECTRIC 2.2%
CENTERPOINT ENERGY RESOURCES CORP.
 7.88%, 04/01/13 (b)(d)                                    3,000           3,312
 6.25%, 02/01/37 (b)(d)                                    2,000           1,973
ENTERGY GULF STATES, INC.
 5.76%, 06/01/07 (a)(b)(d)                                 2,400           2,400
 4.88%, 11/01/11 (b)(d)                                    3,000           2,885
MIDAMERICAN ENERGY HOLDINGS CO.
 6.13%, 04/01/36 (b)(d)                                    2,000           1,982
NEVADA POWER CO.
 5.95%, 03/15/16 (b)(d)                                    2,500           2,498
SOUTHERN CALIFORNIA EDISON
 5.42%, 06/13/07 (a)(b)(d)                                17,119          17,125
                                                                     -----------
                                                                          32,175

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)

NATURAL GAS 0.7%
ENERGY TRANSFER PARTNERS LP
 6.63%, 10/15/36 (b)(d)                                    1,000           1,005
ENTERPRISE PRODUCTS OPERATING LP
 8.38%, 08/01/16 (a)(b)(d)                                 3,000           3,267
MAGELLAN MIDSTREAM PARTNERS
 5.65%, 10/15/16 (b)(d)(e)                                 3,000           2,926
NORTHWEST PIPELINE CORP.
 7.00%, 06/15/16 (b)(d)                                    2,000           2,140
SOUTHERN NATURAL GAS CO.
 5.90%, 04/01/17 (b)(c)                                    2,000           1,979
                                                                     -----------
                                                                          11,317
                                                                     -----------
                                                                          43,492
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $394,104)                                                          392,961
                                                                     -----------

U.S. GOVERNMENT SECURITIES 11.7% OF NET ASSETS

U.S. TREASURY OBLIGATIONS 11.7%
--------------------------------------------------------------------------------
U.S. TREASURY BONDS
 9.88%, 11/15/15 (e)                                       3,000           4,026
 9.00%, 11/15/18 (d)                                       4,000           5,386
 8.13%, 08/15/19 (d)(e)                                    5,000           6,402
 8.00%, 11/15/21 (d)(e)                                    7,000           9,068
 7.25%, 08/15/22 (e)                                       2,500           3,064
 6.25%, 08/15/23 (d)(e)                                   11,700          13,164
 6.88%, 08/15/25 (d)(e)                                    8,000           9,663
 6.00%, 02/15/26 (d)(e)                                    8,000           8,858
 6.13%, 11/15/27 (d)(e)                                    7,500           8,479
 5.25%, 02/15/29 (d)                                       5,000           5,109
 6.13%, 08/15/29 (d)(e)                                    1,000           1,138
 6.25%, 05/15/30 (d)(e)                                    7,000           8,117
 5.38%, 02/15/31 (d)(e)                                   17,182          17,924
 4.50%, 02/15/36 (d)(e)                                    8,020           7,385
 4.75%, 02/15/37 (d)(e)                                    2,000           1,919
U.S. TREASURY INFLATION PROTECTED SECURITY
 2.38%, 01/15/17 (e)                                      22,396          22,119
U.S. TREASURY NOTES
 4.75%, 02/15/10 (d)(e)                                    2,450           2,442
 4.63%, 11/15/16 (d)(e)                                    6,900           6,757
 4.50%, 05/15/17 (e)                                      23,200          22,497
U.S. TREASURY STRIP
PRINCIPAL NOTE
 0.00, 08/15/25 (d)(e)                                    20,000           7,911
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $172,895)                                                          171,428
                                                                     -----------

ASSET-BACKED OBLIGATIONS 0.8% OF NET ASSETS

ABSC NIMS TRUST
Series 2005-HE6 Class A1
 5.05%, 08/27/35 (b)(c)(d)                                   210             210
AEGIS ASSET BACKED SECURITIES TRUST
Series 2004-4N Class N
 5.00%, 10/25/34 (c)(d)                                      522             508
ARIA CDO I (JERSEY) LTD.
Series 1A-3 Class B1U5
 6.44%, 10/07/07 (a)(b)(c)(d)                              6,000           6,001
CDC MORTGAGE CAPITAL TRUST
Series 2003-HE2 Class M2
 7.22%, 06/25/07 (a)(b)(d)                                 2,262           2,267
COUNTRYWIDE ASSET-BACKED CERTIFICATES
Series 2001-BC3 Class M1
 6.15%, 06/25/07 (a)(b)(d)                                 1,654           1,656
Series 2004-BC1 Class N
 5.50%, 04/25/35 (d)                                           5               5
LONG BEACH MORTGAGE LOAN TRUST
Series 2003-4 Class M3
 7.47%, 06/25/07 (a)(b)(d)                                 1,525           1,542
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $12,269)                                                            12,189
                                                                     -----------

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
PREFERRED STOCK 1.0% OF NET ASSETS

COBANK, ACB (b)(c)(d)                                    115,000           6,068
SOVEREIGN REAL ESTATE INVESTMENT TRUST (b)(c)(d)       6,178,000           9,060
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $14,824)                                                            15,128
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)

SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.0%
--------------------------------------------------------------------------------
CONOCOPHILLIPS
 5.40%, 06/01/07                                           5,000           5,000
VIACOM, INC.
 5.45%, 06/01/07                                          10,000          10,000
                                                                     -----------
                                                                          15,000
REPURCHASE AGREEMENT 0.1%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
 dated 05/31/07, due 06/01/07 at 5.00%, with a
 maturity value of $1,273 (fully collateralized
 by Federal Home Loan Bank with a value of
 $1,304).                                                  1,273           1,273

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)
U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
  4.92%, 06/14/07                                            200             200
  4.85%, 07/19/07                                            100              99
  4.69%, 08/30/07                                            500             494
                                                                     -----------
                                                                             793
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $17,066)                                                            17,066
                                                                     -----------

END OF INVESTMENTS.

At 05/31/07 the tax basis cost of the fund's investments was $1,704,719 and the unrealized appreciation and depreciation were $365 and ($15,173), respectively, with a net depreciation of ($14,808).

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 10.9% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY LENDING PRIME
   PORTFOLIO                                         159,648,748        159,649

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 05/31/07. All numbers are x 1,000 except number of futures contracts.

                                                                     UNREALIZED
                                          NUMBER OF      CONTRACT      GAINS/
                                          CONTRACTS       VALUE        LOSSES
FUTURES CONTRACTS

10 YEARS, LONG, U.S. TREASURY NOTE
   expires 09/19/07                            609         64,782         (192)
2 YEARS, LONG, U.S. TREASURY NOTE
   expires 09/28/07                            134         27,309          (38)
30 YEARS, SHORT, U.S. TREASURY BOND
   expires 09/19/07                            (25)         2,728            3
5 YEARS, LONG, U.S. TREASURY NOTE
   expires 09/28/07                            818         85,430         (271)
                                                                     ----------
                                                                          (498)

(a) Variable-rate security.
(b) Callable security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $158,353 or 10.8% of net assets.
(d) All or a portion of this security is held as collateral for open futures contracts.
(e) All or a portion of this security is on loan.

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.


                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  95.7%  LONG-TERM INVESTMENTS                           93,753           93,918

   3.2%  SHORT-TERM INVESTMENTS                           3,113            3,128
--------------------------------------------------------------------------------
  98.9%  TOTAL INVESTMENTS                               96,866           97,046

   1.1%  OTHER ASSETS AND LIABILITIES                                      1,121
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                       98,167

ISSUER
PROJECT                                                                            MATURITY           FACE AMOUNT           VALUE
               TYPE OF SECURITY, SERIES                                  RATE        DATE             ($ X 1,000)        ($ X 1,000)
LONG-TERM INVESTMENTS 95.7% OF NET ASSETS

CALIFORNIA 92.6%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
      Refunding COP Series 2001A                                        5.38%      12/01/09 (b)             5,000              5,201
BURBANK PUBLIC FINANCING AUTH
      RB (Golden State Redevelopment) Series 2007A                      5.00%      12/01/20 (b)             2,995              3,210
CALIFORNIA
      Economic Recovery Bonds Series 2004A                              5.25%      07/01/14 (b)             3,000              3,258
      GO Bonds Series 1998                                              5.50%      12/01/11 (b)             1,665              1,785
      GO Bonds Series 2002                                              5.25%      02/01/11                 3,500              3,667
      GO Refunding Bonds Series 2002                                    5.00%      02/01/12 (b)             4,000              4,206
CALIFORNIA DEPT OF WATER RESOURCES
      Power Supply RB Series 2002A                                      5.50%      05/01/10                 1,315              1,377
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
      RB (Kaiser Permanente) Series 1998B                               5.00%      10/01/08                 2,500              2,546
      Refunding RB (Cedars-Sinai Medical Center) Series 2005            5.00%      11/15/16                 2,000              2,101
CALIFORNIA PUBLIC WORKS BOARD
      Lease RB (UCLA Replacement Hospitals) Series 2002A                4.75%      10/01/09 (b)             3,005              3,072
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
      Pollution Control Refunding RB (Southern California
      Edison Co) Series C                                               4.25%      11/01/16 (b)             1,500              1,517
FREMONT UNION HIGH SD
      GO Bonds (Election of 1998) Series 2000B                          5.75%      09/01/08 (b)             1,520              1,560
GOLDEN STATE TOBACCO SECURITIZATION CORP
      Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A       5.00%      06/01/19                 4,500              4,567

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                            MATURITY           FACE AMOUNT           VALUE
               TYPE OF SECURITY, SERIES                                  RATE        DATE             ($ X 1,000)        ($ X 1,000)
INTERMODAL CONTAINER TRANSFER FACILITY JOINT POWERS AUTH
      Refunding RB Series 1999A                                         5.00%      11/01/08 (b)             1,210              1,233
      Refunding RB Series 1999A                                         5.00%      11/01/09 (b)             1,375              1,417
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
      Capital Grant Receipts RB (Gold Line Eastside Extension)
      Series 2005A                                                      5.00%      10/01/11 (b)             4,000              4,161
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
      Lease RB (Vermont Manchester Social Services) Series 2005         5.00%      09/01/14 (b)             1,995              2,126
      Subordinate Lien Tax Allocation Bonds (Bunker Hill) Series
      2004                                                              4.00%      03/01/10                 1,950              1,915
LOS ANGELES STATE BUILDING AUTH
      Lease Refunding RB (Dept of General Services) Series 1993A        5.63%      05/01/11 (b)             3,500              3,651
LOS ANGELES UNIFIED SD
      GO Bonds (Election of 1997) Series 2000D                          5.50%      07/01/10                 4,000              4,202
      GO Refunding Bonds Series 2006B                                   5.00%      07/01/16 (b)             2,000              2,163
MARINA JOINT POWERS FINANCING AUTHORITY
      M/F Housing RB (Abrams B Apts Financing) Series 2006              3.90%      11/15/16 (b)             5,000              4,953
NATOMAS UNION SD
      COP Series B                                                      5.00%      02/01/10 (b)             1,865              1,919
OAKLAND
      Refunding COP (Oakland Museum) Series 2002A                       5.00%      04/01/10 (b)             2,015              2,084
      Refunding COP (Oakland Museum) Series 2002A                       5.00%      04/01/11 (b)             1,460              1,524
OCEANSIDE COMMUNITY DEVELOPMENT COMMISSION
      M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series
      2001A                                                             4.45%      04/01/11 (a)(b)          1,250              1,268
REDDING JOINT POWERS FINANCING AUTH
      Electric System RB Series 1996A                                   5.50%      06/01/11 (b)             2,000              2,023
RIVERSIDE
      COP (Capital Improvements Projects) Series 2003                   5.00%      09/01/14 (b)             1,470              1,567
      COP (Capital Improvements Projects) Series 2003                   5.00%      09/01/15 (b)             1,545              1,638
RIVERSIDE CNTY ASSET LEASE CORP
      Leasehold RB (Riverside Cnty Hospital) Series 2003A               5.00%      06/01/09 (b)             2,555              2,619
SAN BERNARDINO CNTY
      M/F Housing Refunding RB Series 2001A                             4.45%      05/01/31 (b)             1,300              1,327
SAN DIEGO UNIFIED SD
      GO Bonds (Election of 1998-Series F) Series 2004                  5.00%      07/01/15 (b)             1,095              1,171
SAN FRANCISCO STATE UNIVERSITY
      Student Housing RB (Auxiliary Organization) Series 1999           5.00%      07/01/08                   400                406
SAN JOSE REDEVELOPMENT AGENCY
      Tax Allocation Bonds (Merged Area Redevelopment) Series
      2002                                                              4.00%      08/01/10 (b)             5,000              5,044
SANTA CLARA CNTY FINANCING AUTH
      Lease RB (VMC Facility) Series 1994A                              7.75%      11/15/10 (b)             1,000              1,125
VERNON
      Electric System RB (Malburg Generating Station) Series 2003C      5.00%      04/01/11 (b)             1,320              1,335
      Electric System RB (Malburg Generating Station) Series 2003C      5.25%      04/01/15 (b)             1,905              1,931
TOTAL SHORT-TERM INVESTMENTS                                                                                             -----------
                                                                                                                              90,869

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                            MATURITY           FACE AMOUNT           VALUE
               TYPE OF SECURITY, SERIES                                  RATE        DATE             ($ X 1,000)        ($ X 1,000)
PUERTO RICO 3.1%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO ELECTRIC POWER AUTH
      Refunding RB Series CC                                            5.50%      07/01/08 (b)             3,000              3,049
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
 (COST $93,753)                                                                                                               93,918
                                                                                                                         -----------
SHORT-TERM INVESTMENTS 3.2% OF NET ASSETS

CALIFORNIA 3.2%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA DEPT OF WATER RESOURCES
      Power Supply RB Series 2002B2                                     3.85%      06/01/07 (a)(b)            300                300
CALIFORNIA PUBLIC WORKS BOARD
      Lease Refunding RB (Univ of California) Series 1998A              5.25%      12/01/07                 2,000              2,016
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
      Pooled Financing Refunding Bonds Series F                         5.00%      09/01/07 (b)               810                812
                                                                                                                         -----------

TOTAL SHORT-TERM INVESTMENTS                                                                                                   3,128
   (COST $3,113)                                                                                                         -----------
                                                                                                                               3,128
                                                                                                                         -----------

END OF INVESTMENTS.

At 05/31/07, the tax basis cost of the fund's investments was $96,853, and the unrealized appreciation and depreciation was $659 and ($466), respectively, with a net appreciation of $193.

(a) Variable-rate security.
(b) Credit-enhanced security.

COP -- Certificate of participation
 GO -- General obligation
 RB -- Revenue bond

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 94.3%  LONG-TERM INVESTMENTS                            201,423         206,779

  4.4%  SHORT-TERM INVESTMENTS                             9,770           9,770
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                                211,193         216,549

  1.3%  OTHER ASSETS AND LIABILITIES                                       2,756
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       219,305

ISSUER
PROJECT                                                                                   MATURITY       FACE AMOUNT        VALUE
               TYPE OF SECURITY, SERIES                                          RATE       DATE         ($ X 1,000)     ($ X 1,000)
LONG-TERM INVESTMENTS 94.3% OF NET ASSETS

CALIFORNIA 94.3%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
   COP (Alameda Cnty Medical Center) Series 1998                                5.38%     06/01/18 (b)         3,400           3,488
ALAMEDA CORRIDOR TRANSPORTATION AUTH
   Sr Lien RB Series 1999A                                                      5.13%     10/01/16 (b)         1,170           1,218
ANAHEIM PUBLIC FINANCING AUTH
   Sr Lease RB Series 1997A                                                     6.00%     09/01/24 (b)         5,000           5,949
ASSOCIATION OF BAY AREA GOVERNMENTS
   Revenue COP (Lytton Gardens) Series 1999                                     6.00%     02/15/30             3,000           3,076
   Tax Allocation RB (CA Redevelopment Agency Pool) Series 1997A6               5.25%     12/15/17 (b)         1,200           1,233
BANNING COMMUNITY REDEVELOPMENT AGENCY
   Tax Allocation Parity Bonds Series 2007 (Merged Downtown & Midway
   Redevelopment)                                                               4.38%     08/01/37 (b)         2,000           1,918
BAY AREA TOLL AUTHORITY
   San Francisco Bay Area Toll Bridge RB Series 2006F                           5.00%     04/01/31             2,000           2,097
BREA OLINDA UNIFIED SD
   GO Bonds Series 1999A                                                        5.60%     08/01/20 (b)         1,000           1,056
BURBANK PUBLIC FINANCE AUTH
   RB 2003 Series A (Golden State Redevelopment)                                5.25%     12/01/13 (b)         2,120           2,298
   RB 2003 Series A (Golden State Redevelopment)                                5.25%     12/01/17 (b)         1,625           1,750
   RB 2003 Series A (Golden State Redevelopment)                                5.25%     12/01/18 (b)         1,255           1,348
CALIFORNIA
   Dept of Veterans Affairs Home Purchase RB Series 2002A                       5.30%     12/01/21 (b)         5,000           5,279
   GO Bonds                                                                     5.25%     11/01/17             3,000           3,205
   GO Bonds                                                                     5.63%     05/01/18               455             483

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                   MATURITY       FACE AMOUNT        VALUE
             TYPE OF SECURITY, SERIES                                            RATE       DATE         ($ X 1,000)     ($ X 1,000)
   GO Bonds                                                                     5.00%     03/01/31             7,440           7,733
   GO Bonds Series 2000                                                         5.63%     05/01/18 (b)           265             281
   GO Bonds Series 2000                                                         5.63%     05/01/18                50              53
   GO Refunding Bonds                                                           5.25%     08/01/32 (b)         2,000           2,287
   GO Refunding Bonds Series 2000                                               5.63%     05/01/18 (b)            85              90
   Prerefunded GO Bonds Series 2006                                             5.63%     05/01/18               145             154
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                                 5.75%     05/01/17             3,000           3,291
CALIFORNIA EDUCATIONAL FACILITIES AUTH
   RB (California College of Arts and Crafts) Series 2001                       5.75%     06/01/25             1,800           1,879
   RB (Pepperdine Univ) Series 2000                                             5.75%     09/15/30 (b)         3,000           3,109
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
   RB (Sutter Health) Series 2007A                                              5.00%     11/15/42             3,000           3,063
   Refunding RB (Cedars-Sinai Medical Center) Series 2005                       5.00%     11/15/27             4,000           4,108
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
   RB (J. David Gladstone Institutes) Series 2001                               5.50%     10/01/19             1,250           1,327
CALIFORNIA PUBLIC WORKS BOARD
   Lease RB (Dept of Corrections) Series 2003                                   5.50%     06/01/17             6,970           7,591
   Lease Refunding RB (Dept of Health Services-Richmond Lab) Series 2005K       5.00%     11/01/24             3,000           3,117
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   Collateralized RB Series 2001A                                               7.00%     04/20/36 (b)         4,000           4,529
   COP (Internext Group) Series 1999                                            5.38%     04/01/17             4,405           4,478
   RB (Huntington Memorial Hospital) Series 2005                                5.00%     07/01/18             6,190           6,440
CERES REDEVELOPMENT AGENCY
   Tax Allocation Bonds (Ceres Redevelopment Area No.1) Series 2003             5.00%     11/01/33 (b)         3,200           3,349
CLOVERDALE COMMUNITY DEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Cloverdale Redevelopment) Series 2006        5.00%     08/01/31 (b)         2,330           2,429
   Tax Allocation Refunding Bonds (Cloverdale Redevelopment) Series 2006        5.00%     08/01/36 (b)         3,520           3,661
COLTON PUBLIC FINANCE AUTH
   Special Tax RB Series 1996                                                   5.45%     09/01/19 (b)         3,020           3,062
CONTRA COSTA CNTY PUBLIC FINANCING AUTH
   Tax Allocation RB Series 2003A                                               5.63%     08/01/33             5,000           5,234
EAST BAY MUNICIPAL UTILITY DISTRICT
   Water System Subordinated RB Series 1998                                     5.25%     06/01/19             2,600           2,667
ESCONDIDO
   Revenue COP Series 2000A                                                     6.00%     09/01/31 (b)         1,885           2,024
FONTANA REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Jurupa Hills Redevelopment) Series 1997A     5.50%     10/01/19             3,500           3,584
FOOTHILL-EASTERN TRANSPORTATION CORRIDOR AGENCY
   Toll Road Refunding RB Series 1999                                           5.13%     01/15/19 (b)         5,000           5,199
GOLDEN STATE TOBACCO SECURITIZATION CORP
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A                  5.00%     06/01/19             2,500           2,537
HOLLISTER JOINT POWER FINANCING AUTH
   Wastewater RB (Refinancing and Improvement) Series 2006                      5.00%     06/01/32 (b)         2,960           3,089
HUNTINGTON BEACH
   Lease RB (Capital Improvement Financing) Series 2000A                        5.50%     09/01/20 (b)         1,500           1,577

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                   MATURITY       FACE AMOUNT        VALUE
             TYPE OF SECURITY, SERIES                                            RATE       DATE         ($ X 1,000)     ($ X 1,000)
INGLEWOOD REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Merged Redevelopment) Series 1998A           5.25%     05/01/16 (b)         1,000           1,097
LANCASTER REDEVELOPMENT AGENCY
   Combined Redevelopment Project Areas (Housing Programs) Subordinate Tax
   Allocation Refunding Bonds Series 2003                                       4.75%     08/01/33 (b)         2,000           2,042
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
   Lease RB (Vermont Manchester Social Services) Series 2005                    5.00%     09/01/17 (b)         2,310           2,454
LOS ANGELES DEPT OF WATER AND POWER
   Power System RB Series 2005A                                                 5.00%     07/01/35 (b)         4,000           4,189
   Water System RB Series 2006A2                                                5.00%     07/01/35 (b)         3,000           3,156
LOS ANGELES UNIFIED SD
   GO Bonds (Election of 2004) Series F                                         4.75%     07/01/27 (b)         4,000           4,101
   GO Bonds (Election of 2005) Series C                                         5.00%     07/01/26 (b)         2,000           2,110
   GO Bonds Series 2007A1                                                       4.50%     01/01/28 (b)         2,000           1,987
LYNWOOD PUBLIC FINANCING AUTH
   Lease Refunding RB (Public Capital Improvement) Series 2003                  5.00%     09/01/18 (b)         1,000           1,052
MONTCLAIR FINANCING AUTH
   Lease RB (Public Facilities) Series 2005                                     4.60%     10/01/25 (b)         2,000           2,021
OAKLAND JOINT POWER FINANCING AUTH
   Reassessment RB Series 1999                                                  5.50%     09/02/24               990           1,033
OAKLAND REDEVELOPMENT AGENCY
   Subordinated Tax Allocation Bonds (Central District Redevelopment)
   Series 2003                                                                  5.50%     09/01/14 (b)         1,615           1,751
RIVERSIDE CNTY PUBLIC FINANCING AUTH
   Tax Allocation RB Series 2006A                                               4.75%     10/01/35 (b)         4,000           4,075
SACRAMENTO FINANCE AUTH
   Capital Improvement RB Series 1999                                           5.88%     12/01/29 (b)         3,000           3,215
   Lease RB (Cal EPA Building) Series 1998A                                     5.25%     05/01/19 (b)         1,575           1,623
   Tax Allocation RB Series 2005A                                               5.00%     12/01/34 (b)         2,615           2,735
SAN DIEGO CNTY
   COP (Burnham Institute for Medical Research) Series 2006                     5.00%     09/01/34             5,000           5,045
SAN DIEGO REDEVELOPMENT AGENCY
   Subordinate Tax Allocation Bonds (Horton Plaza Redevelopment) Series 2000    5.80%     11/01/21             2,500           2,629
SAN FRANCISCO AIRPORTS COMMISSION
   Second Series Refunding RB (San Francisco International Airport) Series 30   5.00%     05/01/17 (b)         3,680           3,889
SAN FRANCISCO BAY AREA RAPID TRANSIT
   Sales Tax RB Series 1999                                                     5.50%     07/01/26 (b)         1,000           1,046
   Sales Tax RB Series 1999                                                     5.50%     07/01/34 (b)         2,500           2,616
SAN FRANCISCO STATE UNIVERSITY
   Student Housing RB (Auxiliary Organization) Series 1999                      5.20%     07/01/19             1,150           1,196
SAN LUIS OBISPO CNTY FINANCE AUTH
   RB (Lopez Dam Improvement) Series 2000A                                      5.38%     08/01/24 (b)         1,000           1,044
SANTA ANA UNIFIED SD
   GO Bonds (Election of 1999) Series 2000                                      5.70%     08/01/29 (b)         6,000           6,376
SANTA CLARA CNTY FINANCING AUTH
   Lease RB (VMC Facility) Series 1994A                                         7.75%     11/15/10 (b)         1,460           1,642

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                                   MATURITY       FACE AMOUNT        VALUE
              TYPE OF SECURITY, SERIES                                           RATE       DATE         ($ X 1,000)     ($ X 1,000)
SANTA CLARA REDEVELOPMENT AGENCY
   Tax Allocation Refunding RB (Bayshore North)                                 7.00%     07/01/10 (b)         1,240           1,304
SOUTH ORANGE CNTY PUBLIC FINANCING AUTH
   Special Tax RB Series 1999A                                                  5.25%     08/15/18 (b)         3,095           3,218
TAFT CITY ELEMENTARY SD
   GO Bonds Series 2001A                                                        4.90%     08/01/20 (b)         1,080           1,127
TRI-CITY HOSPITAL DISTRICT
   Refunding RB Series 1996A                                                    5.63%     02/15/17 (b)         1,000           1,011
TRUCKEE PUBLIC FINANCING AUTH
   Lease RB Series 2000A                                                        5.88%     11/01/25 (b)         1,490           1,565
UNIVERSITY OF CALIFORNIA
   Bond Series 2007A                                                            4.50%     05/15/37 (b)         5,000           4,895
WEST BASIN WATER DISTRICT
   COP Refunding RB (1992 Projects) Series 1997A                                5.50%     08/01/22 (b)         1,000           1,013
WHITTIER
   RB (Presbyterian Intercommunity Hospital) Series 2002                        5.60%     06/01/22 (b)         2,000           2,182
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
   (COST $201,423)                                                                                                           206,779

SHORT-TERM INVESTMENTS 4.4% OF NET ASSETS

CALIFORNIA 4.4%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002B2                                                3.85%     06/01/07 (a)(b)      3,900           3,900
IRVINE ASSESSMENT DISTRICT NO.97-16
   Limited Obligation Improvement Bonds (Northwest Irvine) Series 1997          3.81%     06/01/07 (a)(b)      1,630           1,630
IRVINE RANCH WATER DISTRICT
   Consolidated Series 1995 GO of Improvement Districts No. 140, 240, 105,
   & 250                                                                        3.85%     06/01/07 (a)(b)        300             300
ORANGE CNTY SANITATION DISTRICT
   Refunding COP Series 2000B                                                   3.83%     06/01/07 (a)(c)      2,340           2,340
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
   Water RB Series 2000B3                                                       3.87%     06/01/07 (a)(c)      1,600           1,600
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $9,770)                                                                                                               9,770

END OF INVESTMENTS.

At 05/31/07, the tax basis cost of the fund's investment was $211,175, and the unrealized appreciation and depreciation were $5,845 and ($471), respectively, with a net appreciation of $5,374.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.

COP -- Certificate of participation
 GO -- General obligation
 RB -- Revenue bond

SCHWAB INVESTMENTS
SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2007 (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 73.1%  LONG-TERM INVESTMENTS                            71,185           71,129

 26.4%  SHORT-TERM INVESTMENTS                           25,774           25,710
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                                96,959           96,839

  0.5%  OTHER ASSETS AND LIABILITIES                                         506
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        97,345

ISSUER
PROJECT                                    MATURITY     FACE AMOUNT     VALUE
    TYPE OF SECURITY, SERIES      RATE       DATE       ($ X 1,000)  ($ X 1,000)
LONG-TERM INVESTMENTS 73.1% OF NET ASSETS

ALABAMA 0.6%
--------------------------------------------------------------------------------
MOBILE IDB
  Pollution Control Refunding RB
  (International Paper Co)
  Series 1994A                   4.65%     12/01/11             600          608

CALIFORNIA 1.1%
--------------------------------------------------------------------------------
CALIFORNIA DEPT OF WATER
RESOURCES
  Power Supply RB Series 2002A   5.50%     05/01/10           1,000        1,047

DISTRICT OF COLUMBIA 1.6%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
  COP Series 2006                5.00%     01/01/12 (b)       1,500        1,564

GEORGIA 3.9%
--------------------------------------------------------------------------------
ATLANTA
  Airport General Refunding RB
  Series 2003A                   5.00%     01/01/10 (b)       3,660        3,764

INDIANA 2.2%
--------------------------------------------------------------------------------
LAKE CNTY
  First Mortgage Lease RB
  Series 2000                    5.25%     08/01/09 (b)       2,040        2,101

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                    MATURITY     FACE AMOUNT     VALUE
    TYPE OF SECURITY, SERIES      RATE       DATE       ($ X 1,000)  ($ X 1,000)
KENTUCKY 3.7%
--------------------------------------------------------------------------------
KENTUCKY PROPERTY AND BUILDING
COMMISSION
  RB Project No.71               5.50%     08/01/09           3,500        3,626

MARYLAND 1.1%
--------------------------------------------------------------------------------
BALTIMORE
  Convention Center Hotel RB Sr
  Series 2006A                   5.00%     09/01/13 (b)       1,000        1,060

MASSACHUSETTS 4.8%
--------------------------------------------------------------------------------
MASSACHUSETTS
  GO Refunding Bonds
  Series 2001A                   5.50%     01/01/11           2,500        2,635
  Special Obligation RB
  Consolidated Loan
  Series 2002A                   5.00%     06/01/10 (b)       2,000        2,067
                                                                     -----------
                                                                           4,702
MISSOURI 2.1%
--------------------------------------------------------------------------------
ST LOUIS MUNICIPAL FINANCE CORP
  Leasehold Refunding RB
  Series 2003                    5.25%     07/15/10 (b)       2,000        2,082

NEVADA 9.5%
--------------------------------------------------------------------------------
CLARK CNTY
  Airport System Subordinate
  Lien RB Series 2006A           5.00%     07/01/09           4,625        4,734
HENDERSON
  Health Facility RB (Catholic
  Healthcare West) Series 2007B  4.00%     07/01/12           3,000        2,967
  Sr Limited Obligation
  Refunding Bonds (Seven Hills)
  Series 2001A                   4.63%     08/01/11 (b)       1,465        1,507
                                                                     -----------
                                                                           9,208
NEW JERSEY 1.4%
--------------------------------------------------------------------------------
MERCER CNTY
  Refunding RB (Regional Sludge)
  Series 2003                    5.00%     12/15/09 (b)       1,300        1,339

NEW YORK 9.6%
--------------------------------------------------------------------------------
NEW YORK CITY
  GO Bonds Fiscal 2003 Series A  5.25%     08/01/09           1,825        1,879
  GO Bonds Fiscal 2003 Series B  5.25%     08/01/09           1,000        1,029
NEW YORK STATE DORMITORY AUTH
  Lease RB Series 2003B          5.25%     07/01/13 (b)       2,000        2,139
NEW YORK STATE URBAN
DEVELOPMENT CORP
  State Facilities Refunding RB
  Series 1995                    5.60%     04/01/15           4,000        4,333
                                                                     -----------
                                                                           9,380

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                    MATURITY     FACE AMOUNT     VALUE
    TYPE OF SECURITY, SERIES      RATE       DATE       ($ X 1,000)  ($ X 1,000)
NORTH CAROLINA 3.2%
--------------------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL POWER
AGENCY
  RB (Catawba Electric)
  Series 1999A                   5.75%     01/01/09 (b)       3,000        3,089

PENNSYLVANIA 4.4%
--------------------------------------------------------------------------------
PHILADELPHIA
  Water and Wastewater
  Refunding RB Series 2001B      5.50%     11/01/11 (b)       4,000        4,270

PUERTO RICO 2.1%
--------------------------------------------------------------------------------
PUERTO RICO HIGHWAY AND
TRANSPORTATION AUTH
  Refunding RB Series H          5.00%     07/01/10 (b)       2,000        2,068

TEXAS 8.6%
--------------------------------------------------------------------------------
DALLAS WATER AND SEWER UTILITIES
  Revenue Refunding and
  Improvement RB Series 2003     5.00%     10/01/10 (b)       5,000        5,179
DENTON UTILITY SYSTEM
  Refunding and Improvement RB
  Series 2001                    5.00%     12/01/12 (b)       2,030        2,115
FORT WORTH
  General Purpose Improvement
  and Refunding Bonds
  Series 2001                    5.00%     03/01/10           1,090        1,122
                                                                     -----------
                                                                           8,416
WASHINGTON 13.2%
--------------------------------------------------------------------------------
NORTH KITSAP SD
  Unlimited Tax GO Refunding
  Bonds Series 2005              5.13%     12/01/16 (b)       4,650        5,020
SNOHOMISH CNTY
  Refunding Limited GO Bonds     4.50%     12/01/12 (b)       1,920        1,955
WASHINGTON
  Refunding COP (Dept of Ecology)
  Series 2001                    4.75%     04/01/12 (b)       1,710        1,747
WASHINGTON PUBLIC POWER SUPPLY
SYSTEM
  Refunding RB (Nuclear Project
  No.2) Series 1993A             5.70%     07/01/08 (b)       4,000        4,083
                                                                     -----------
                                                                          12,805
                                                                     -----------
TOTAL LONG-TERM INVESTMENTS
  (COST $71,185)                                                          71,129

SHORT-TERM INVESTMENTS 26.4% OF NET ASSETS

ARIZONA 5.1%
--------------------------------------------------------------------------------
ARIZONA
  Refunding COP Series 2002B     5.00%     09/01/07 (b)       5,000        5,014

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                   MATURITY      FACE AMOUNT     VALUE
    TYPE OF SECURITY, SERIES      RATE      DATE        ($ X 1,000)  ($ X 1,000)
CALIFORNIA 2.1%
--------------------------------------------------------------------------------
ALAMEDA PUBLIC FINANCING AUTH
  RB (1997 RB Refinancing)
  Series 1999                    4.95%    09/02/07            2,065        2,067

COLORADO 2.1%
--------------------------------------------------------------------------------
ADAMS CNTY SD
  GO Refunding Bonds
  Series 2004                    4.00%    12/01/07 (b)        2,000        2,003

GEORGIA 3.0%
--------------------------------------------------------------------------------
GEORGIA
  GO Bonds Series 2000D          6.00%    10/01/07            2,865        2,886

NEW JERSEY 3.6%
--------------------------------------------------------------------------------
NEW JERSEY TRANSIT CORP
  COP (FTA Grants) Series 2000B  5.50%    09/15/07 (b)        3,500        3,516

NEW YORK 2.0%
--------------------------------------------------------------------------------
LONG ISLAND POWER AUTH
  Electric System Subordinated
  RB Series 2001-2B              3.86%    06/01/07 (a)(b)     2,000        2,000

OREGON 1.8%
--------------------------------------------------------------------------------
OREGON
  Refunding COP (Dept of
  Administrative Services)
  Series 2002C                   5.00%    11/01/07 (b)        1,705        1,713

PENNSYLVANIA 1.0%
--------------------------------------------------------------------------------
PENNSYLVANIA IDA
  Economic Development RB
  Series 1994                    7.00%    07/01/07 (b)        1,000        1,002

SOUTH CAROLINA 3.1%
--------------------------------------------------------------------------------
CHARLESTON CNTY
  RB (Care Alliance Health
  Services) Series 1999A         4.25%   08/15/07 (b)         3,000        3,002

WISCONSIN 2.6%
--------------------------------------------------------------------------------
WISCONSIN
  Master Lease COP Series 2002D  5.00%   09/01/07 (b)         2,500        2,507
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $25,774)                                                          25,710
                                                                     -----------


END OF INVESTMENTS.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

At 05/31/07 the tax basis cost of the fund's investments was $96,959, and the unrealized appreciation and depreciation were $405 and ($525), respectively, with a net unrealized depreciation of ($120).

(a)  Variable-rate security.
(b)  Credit-enhanced security.

 COP -- Certificate of participation
  GO -- General obligation
 IDA -- Industrial development authority
 IDB -- Industrial development board
  RB -- Revenue bond
TRAN -- Tax and revenue anticipation note

SCHWAB INVESTMENTS
SCHWAB LONG-TERM TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 96.0%  LONG-TERM INVESTMENTS                             91,125          92,568

  1.8%  SHORT-TERM INVESTMENTS                             1,750           1,750
--------------------------------------------------------------------------------
 97.8%  TOTAL INVESTMENTS                                 92,875          94,318

  2.2%  OTHER ASSETS AND LIABILITIES                                       2,102
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        96,420

ISSUER
PROJECT                                                                          MATURITY               FACE AMOUNT         VALUE
               TYPE OF SECURITY, SERIES                                 RATE       DATE                 ($ X 1,000)      ($ X 1,000)
LONG-TERM INVESTMENTS 96.0% OF NET ASSETS

CALIFORNIA 10.8%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA PUBLIC WORKS BOARD
 Lease Refunding RB (Dept of Health Services-Richmond Lab)
 Series 2005K                                                          5.00%     11/01/24                     2,000            2,078
GOLDEN STATE TOBACCO SECURITIZATION CORP
 Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A           5.00%     06/01/38 (b)                 4,000            4,155
LOS ANGELES MUNICIPAL IMPROVEMENT CORP
 Lease RB (Police Headquarters Facilities) Series 2006A                4.75%     01/01/31 (b)                 2,000            2,032
OAK VALLEY HOSPITAL DISTRICT
 GO Bonds (Election of 2004) Series 2005                               5.00%     07/01/29 (b)                 2,065            2,152
                                                                                                                         -----------
                                                                                                                              10,417
COLORADO 4.5%
------------------------------------------------------------------------------------------------------------------------------------
COLORADO DEPT OF TRANSPORTATION
 RAN Series 2002B                                                      5.50%     06/15/15 (b)                 2,000            2,217
DENVER CONVENTION CENTER HOTEL AUTH
 Sr Refunding RB Series 2006                                           5.00%     12/01/30 (b)                 2,000            2,078
                                                                                                                         -----------
                                                                                                                               4,295

DISTRICT OF COLUMBIA 2.2%
------------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
 COP Series 2003                                                       5.50%     01/01/17 (b)                 2,000            2,166

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                          MATURITY               FACE AMOUNT         VALUE
               TYPE OF SECURITY, SERIES                                 RATE       DATE                 ($ X 1,000)      ($ X 1,000)
GEORGIA 1.3%
------------------------------------------------------------------------------------------------------------------------------------
FULTON CNTY DEVELOPMENT AUTH
 RB (Tuff Morehouse) Series 2002A                                      5.50%     02/01/22 (b)                 1,180            1,262

ILLINOIS 2.2%
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO O'HARE INTERNATIONAL AIRPORT
 General Airport Third Lien RB Series 2005A                            5.00%     01/01/29 (b)                 2,000            2,085

INDIANA 1.1%
------------------------------------------------------------------------------------------------------------------------------------
MARION CNTY CONVENTION AND RECREATIONAL FACILITIES AUTH
 Excise Taxes Lease Refunding Sr RB Series 2001A                       5.00%     06/01/21 (b)                 1,000            1,032

KENTUCKY 1.0%
------------------------------------------------------------------------------------------------------------------------------------
JEFFERSON CNTY
 Health Facilities RB (University Medical Center) Series 1997          5.25%      07/01/22 (b)                1,000            1,011

LOUISIANA 2.2%
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CITIZENS PROPERTY INSURANCE CORP
 Assessment RB Series 2006B                                            5.00%     06/01/23 (b)                 2,000            2,091

MARYLAND 1.4%
------------------------------------------------------------------------------------------------------------------------------------
BALTIMORE
 Convention Center Hotel RB Sr Series 2006A                            5.25%     09/01/23 (b)                 1,000            1,081
MARYLAND HOUSING AND COMMUNITY DEVELOPMENT DEPT
 RB Series 1996A                                                       5.88%     07/01/16                       225              229
                                                                                                                         -----------
                                                                                                                               1,310

MASSACHUSETTS 2.4%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS BAY TRANSPORTATION AUTH
 Sr Sales Tax Bonds Series 2005B                                       5.50%     07/01/23 (b)                 2,000            2,284

MICHIGAN 8.4%
------------------------------------------------------------------------------------------------------------------------------------
DELTA CNTY ECONOMIC DEVELOPMENT CORP
 Environmental Improvement Refunding RB
 (MeadWestvaco-Escanaba Paper Co) Series 2002                          6.25%     04/15/27                     1,000            1,101
DETROIT
 Water Supply System Refunding Sr Lien RB Series 2003C                 5.25%     07/01/16 (b)                 2,620            2,805
DETROIT SD
 School Building and Site Improvement Bonds Series 2005A               5.00%     05/01/17 (b)                 3,000            3,189
WAYNE CNTY COMMUNITY COLLEGE
 Improvement Bonds Series 1999                                         5.50%     07/01/19 (b)                 1,000            1,040
                                                                                                                         -----------
                                                                                                                               8,135

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                          MATURITY               FACE AMOUNT         VALUE
               TYPE OF SECURITY, SERIES                                 RATE       DATE                 ($ X 1,000)      ($ X 1,000)
NEVADA 7.8%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY SD
 General Obligation (Limited Tax) Refunding Bonds Series 2007A         5.00%     06/15/22 (b)                 3,000            3,214
NEVADA
 Highway Improvement (Motor Vehicle Fuel Tax) RB Series 2004           5.50%     12/01/18 (b)                 2,000            2,193
NEVADA DEPT OF BUSINESS AND INDUSTRY
 RB (Las Vegas Monorail) First Tier Series 2000                        5.63%     01/01/32 (b)                 2,000            2,109
                                                                                                                         -----------
                                                                                                                               7,516

NEW JERSEY 1.6%
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON BOARD OF EDUCATION
 Refunding School Bonds                                                5.25%     01/01/27 (b)                 1,400            1,573

NEW YORK 8.1%
------------------------------------------------------------------------------------------------------------------------------------
HUDSON YARDS INFRASTRUCTURE CORP
 Sr RB Fiscal 2007 Series A                                            5.00%     02/15/47 (b)                 2,000            2,089
METROPOLITAN TRANSPORTATION AUTH
 Refunding RB Series 2002A                                             5.50%     11/15/18 (b)                 2,000            2,150
NEW YORK CITY
 GO Bonds Fiscal 2002 Series G                                         5.75%     08/01/16                       965            1,045
 GO Bonds Fiscal 2005 Series B                                         5.25%     08/01/15                     1,000            1,076
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
 Water and Sewer System RB Series A                                    4.50%     06/15/37                     1,500            1,459
                                                                                                                         -----------
                                                                                                                               7,819

NORTH CAROLINA 3.0%
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA MEDICAL CARE COMMISSION
 Health System RB (Mission Health Combined Group) Series 2007          4.50%     10/01/26                     3,000            2,932

OREGON 3.8%
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA RIVER PEOPLES' UTILITY DISTRICT
 Electric System Revenue Obligations Series 2000B                      5.50%     12/01/19 (b)                 1,180            1,244
MORROW CNTY SD
 GO Bonds Series 2001                                                  5.63%     06/15/16 (b)                 2,235            2,381
                                                                                                                         -----------
                                                                                                                               3,625

PENNSYLVANIA 3.6%
------------------------------------------------------------------------------------------------------------------------------------
PHILADELPHIA HOSPITALS & HIGHER EDUCATION FACILITIES AUTH
 Hospital RB (Children's Hospital of Philadelphia) Series 2007A        4.50%     07/01/33                      2,000           1,920

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                          MATURITY               FACE AMOUNT         VALUE
               TYPE OF SECURITY, SERIES                                 RATE       DATE                 ($ X 1,000)      ($ X 1,000)
SENECA VALLEY UNIFIED SD
 GO Refunding Bonds Series 1998AA                                      5.15%     02/15/20 (b)                 1,500            1,512
                                                                                                                         -----------
                                                                                                                               3,432

RHODE ISLAND 0.0%
------------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND HOUSING & Mortgage Finance Corp
 Homeownership Opportunity Bonds Series 10A                            6.50%     10/01/22                        20               20

TEXAS 11.2%
------------------------------------------------------------------------------------------------------------------------------------
AUSTIN COMBINED UTILITIES
 Refunding RB Series 1997                                              5.13%     11/15/16 (b)                 3,000            3,016
HARLINGEN
 Combination Tax and Revenue Certificates of Obligation Series 2007    4.50%     02/15/26 (b)                 1,060            1,042
HARRIS CNTY
 Permanent Improvement Refunding Bonds Series 2004A                    5.00%     10/01/18                     1,885            1,988
HARRIS CNTY HOSPITAL DISTRICT
 Refunding RB Series 2000                                              6.00%     02/15/16 (b)                 1,000            1,059
TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORP I
 Gas Supply RB Sr Lien Series 2006A                                    5.25%     12/15/26                     2,000            2,180
TEXAS PUBLIC FINANCE AUTH
 Refunding RB (Texas Southern University) Series 1998A1                4.75%     11/01/17 (b)                 1,545            1,564
                                                                                                                         -----------
                                                                                                                              10,849

VERMONT 3.7%
------------------------------------------------------------------------------------------------------------------------------------
VERMONT EDUCATION AND HEALTH BUILDINGS FINANCING AGENCY
 Hospital RB (Fletcher Allen Health Care) Series 2000A                 6.00%     12/01/23 (b)                 2,000            2,139
 Hospital RB (Fletcher Allen Health Care) Series 2007A                 4.75%     12/01/36                     1,500            1,463
                                                                                                                         -----------
                                                                                                                               3,602

WASHINGTON 11.3%
------------------------------------------------------------------------------------------------------------------------------------
KENT SD
 Unlimited Tax GO Refunding Bonds Series 1993A                         5.55%     12/01/11                       500              533
KING CNTY
 Lease RB (King Street Center) Series 1997                             5.13%     06/01/17 (b)                 1,000            1,010
NORTH KITSAP SD
 Unlimited Tax GO Refunding Bonds Series 2005                          5.13%     12/01/18 (b)                 1,850            1,982
OCEAN SHORES
 Water and Sewer RB Series 2001                                        5.50%     12/01/21 (b)                 2,000            2,121
WASHINGTON HEALTH CARE FACILITIES AUTH
 RB (Catholic Health Initiatives) Series A                             6.00%     12/01/20 (b)                 3,000            3,200
 RB (Swedish Health System) Series 1998                                5.13%     11/15/18 (b)                 2,000            2,052
                                                                                                                         -----------
                                                                                                                              10,898

WISCONSIN 4.4%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN
 GO Bonds Series 2005D                                                 5.00%     05/01/21                     4,000            4,214
                                                                                                                         -----------

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                          MATURITY               FACE AMOUNT         VALUE
               TYPE OF SECURITY, SERIES                                 RATE       DATE                 ($ X 1,000)      ($ X 1,000)
TOTAL LONG-TERM INVESTMENTS
 (COST $91,125)                                                                                                               92,568


SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

GEORGIA 0.5%
------------------------------------------------------------------------------------------------------------------------------------
ATLANTA WATER & SEWER SYSTEM
 Water and Wastewater RB Series 2001C                                  3.76%     06/01/07 (a)(b)(c)             500              500

NEW YORK 1.1%
------------------------------------------------------------------------------------------------------------------------------------
LONG ISLAND POWER AUTH
 Electric System Subordinated RB Series 2001-2B                        3.71%     06/01/07 (a)(b)                900              900
NEW YORK CITY TRANSITIONAL FINANCE AUTH
 Recovery Bonds Fiscal 2003 Series 3B                                  3.92%     06/01/07 (a)(c)                200              200
                                                                                                                         -----------
                                                                                                                               1,100

TENNESSEE 0.2%
------------------------------------------------------------------------------------------------------------------------------------
CLARKSVILLE PUBLIC BUILDING AUTH
 Pooled Financing RB (Tennessee Municipal Bond Fund) Series 2001       3.90%     06/01/07 (a)(b)                150              150
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $1,750)                                                                                                                 1,750

END OF INVESTMENTS.

At 05/31/07, the tax basis cost of the fund's investments was $92,874 and the unrealized appreciation and depreciation was $1,965 and ($521), respectively, with a net appreciation of $1,444.

(a)  Variable-rate security.
(b)  Credit-enhanced security.
(c)  Liquidity-enhanced security.

COP  -- Certificate of participation
 GO  -- General obligation
RAN  -- Revenue anticipation note
 RB  -- Revenue bond

SCHWAB INVESTMENTS
SCHWAB YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 45.1%  CORPORATE BONDS                               5,985,952       5,993,310

 10.9%  ASSET-BACKED OBLIGATIONS                      1,444,182       1,442,119

 46.5%  MORTGAGE-BACKED SECURITIES                    6,203,156       6,177,217

  1.1%  PREFERRED STOCK                                 142,692         142,347

  1.3%  SHORT-TERM INVESTMENTS                          170,944         170,945
--------------------------------------------------------------------------------
104.9%  TOTAL INVESTMENTS                            13,946,926      13,925,938

(3.8)%  SHORT SALES                                    (507,183)       (502,927)

(1.1)%  OTHER ASSETS AND
        LIABILITIES                                                    (145,028)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   13,277,983

SECURITY                                             FACE AMOUNT        VALUE
   RATE, MATURITY DATE                               ($ X 1,000)     ($ X 1,000)
CORPORATE BONDS 45.1% OF NET ASSETS

FINANCE 27.9%
--------------------------------------------------------------------------------
BANKING 12.7%
ALLIED IRISH BANKS
   6.23%, 07/16/07 (a)(b)(c)(d)                           17,575          17,603
ANZ CAPITAL TRUST I
   4.48%, 12/31/49 (b)(c)(d)                              27,000          26,244
ARTESIA OVERSEAS, LTD.
   6.12%, 10/14/10 (a)(b)                                 10,000          10,025
BANKBOSTON CAPITAL TRUST III
   6.10%, 06/15/07 (a)(b)(d)                              22,175          22,239
BANKNORTH CAPITAL TRUST I
   10.52%, 05/01/27 (b)(d)                                 1,600           1,689
BAYERISCHE LANDESBANK GIROZENTRALE
   4.62%, 06/01/07 (a)(d)                                 15,000          15,000
BNP PARIBAS CAPITAL TRUST V
   7.20%, 12/31/49 (b)                                     5,150           5,153
BNP US FUNDING LLC
   7.74%, 12/05/07 (a)(b)(c)(d)                           18,651          18,852
BTM CURACAO HOLDINGS N.V.
   5.67%, 06/19/07 (a)(b)(d)                              50,000          49,888
CAPITAL ONE BANK FSB
   5.45%, 06/13/07 (a)(d)                                100,000         100,082
CHASE CAPITAL II
   5.86%, 08/01/07 (a)(b)(d)                              12,500          12,249
CITIBANK KOREA, INC.
   5.64%, 09/26/07 (a)(b)                                 25,300          25,322
DANSKE BANK A/S
   5.91%, 06/16/14 (a)(b)(c)(d)                           24,100          24,238
   7.40%, 06/15/07 (a)(b)(c)(d)                           22,350          22,390
DBS BANK LTD./SINGAPORE
   5.58%, 08/16/07 (a)(b)(c)                             116,000         116,000
DBS CAPITAL FUNDING CORP.
   7.66%, 03/15/11 (a)(b)(c)(d)                           24,500          26,227
DEUTSCHE BANK CAPITAL TRUST
   7.15%, 06/29/07 (a)(b)                                 48,400          50,459
DEUTSCHE BANK CAPITAL TRUST III
   7.25%, 06/29/07 (a)(b)                                 10,000          10,784
DEUTSCHE BANK LUXEMBOURG
   5.97%, 06/28/07 (a)(c)(d)                               5,000           5,019
FIRST UNION CAPITAL I
   7.94%, 01/15/27 (b)(d)                                 50,000          52,008
FIRST UNION INSTITUTIONAL CAPITAL I
   8.04%, 12/01/26 (b)(d)                                 13,750          14,315
FLEET CAPITAL TRUST II
   7.92%, 12/11/26 (b)(d)                                  7,580           7,883
FLEET CAPITAL TRUST V
   6.35%, 06/18/07 (a)(b)(d)                              42,600          42,874
GLITNIR BANKI HF
   5.52%, 07/16/07 (a)(c)(d)                              45,690          45,647
   5.83%, 07/18/07 (a)(d)                                 15,000          15,094
GREENPOINT CAPITAL TRUST I
   9.10%, 06/01/27 (b)(d)                                 31,819          33,338
HUBCO CAPITAL TRUST I, SERIES B
   8.98%, 02/01/27 (b)(d)                                  1,200           1,257
ING CAPITAL FUNDING TRUST III
   8.44%, 12/31/10 (b)(d)                                 10,914          11,902
INTESA BANK OVERSEAS LTD.
   6.20%, 07/02/07 (a)                                    31,000          31,130
JP MORGAN CHASE CAPITAL XXIII
   6.36%, 08/15/07 (a)(b)                                 20,000          19,885
LEHMAN BROTHERS CUSTODIAL RECEIPTS - JP MORGAN,
SERIES II
   5.50%, 08/04/07 (a)                                    20,000          19,450
LLOYDS TSB BANK PLC
   6.90%, 11/22/49 (b)                                     7,000           7,012
MBNA CAPITAL B
   6.16%, 08/01/07 (a)(b)                                 10,000           9,915
MIZUHO FINANCIAL GROUP CAYMAN LTD.
   8.38%, 12/29/49 (b)                                    62,545          65,526
NATEXIS AMBS CO., LLC
   8.44%, 06/30/08 (a)(b)(c)(d)                           53,370          54,914
RBS CAPITAL TRUST IV
   6.15%, 06/29/07 (a)(b)(d)                             165,765         168,553
REPUBLIC NEW YORK CORP.
   5.69%, 07/31/07 (a)(b)(d)                              44,700          44,593
SOCGEN REAL ESTATE CO., LLC
   7.64%, 09/30/07 (a)(b)(c)(d)                           48,865          49,184

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
   RATE, MATURITY DATE                               ($ X 1,000)     ($ X 1,000)
SOCIETE GENERALE
   6.10%, 07/05/07 (a)(b)(c)                             200,000         200,300
SOVEREIGN BANCORP
   5.58%, 06/23/07 (a)                                    25,000          25,017
SOVEREIGN BANK
   4.38%, 08/01/08 (a)(b)(d)                               2,750           2,712
STATE STREET CAPITAL TRUST IV
   6.36%, 09/17/07 (a)(b)                                 93,000          93,498
U.S. AGBANK FCB
   6.11%, 07/10/07 (a)(b)                                 25,000          24,769
UNICREDITO ITALIANO CAPITAL TRUST II
   9.20%, 10/05/10 (a)(b)(c)(d)                           68,986          76,557
WASHINGTON MUTUAL CAPITAL I
   8.38%, 06/01/27 (b)(d)                                  8,490           8,858
                                                                     -----------
                                                                       1,685,654
BROKERAGE 3.9%
CREDIT SUISSE GUERNSEY
   6.05%, 08/15/07 (a)(b)(d)                             275,000         275,275
GOLDMAN SACHS CAPITAL TRUST III
   6.13%, 06/10/12 (a)(b)                                 50,000          49,979
LEHMAN BROTHERS HOLDINGS E-CAPITAL TRUST I
   6.14%, 08/20/07 (a)(b)(d)                              58,000          58,705
MERRILL LYNCH & CO., INC.
   5.41%, 08/08/07 (a)                                    45,000          45,020
   5.91%, 08/02/07 (a)                                    85,000          85,463
                                                                     -----------
                                                                         514,442
FINANCE COMPANY 6.0%
AMERICAN GENERAL FINANCE CORP.
   5.48%, 06/27/07 (a)(d)                                 30,000          30,041
CAPITAL ONE CAPITAL III
   7.69%, 08/15/36 (d)                                     7,000           7,502
CAPITAL ONE FINANCIAL CORP.
   5.62%, 06/10/07 (a)(d)                                 60,000          60,195
CAPMARK FINANCIAL GROUP
   6.01%, 08/10/07 (a)(b)(c)(d)                           45,000          45,103
COUNTRYWIDE FINANCIAL CORP.
   5.44%, 06/08/07 (a)(d)                                100,000          99,950
   5.62%, 06/19/07 (a)(d)                                  6,000           6,005
GENERAL ELECTRIC CAPITAL CORP.
   5.41%, 07/26/07 (a)(d)                                 95,000          94,982
HSBC FINANCE CAPITAL TRUST IX
   5.91%, 11/30/15 (a)(b)(d)                              20,000          19,743
HSBC FINANCE CORP.
   5.42%, 07/23/07 (a)(d)                                 70,000          70,035
ILFC E-CAPITAL TRUST I
   5.90%, 12/21/10 (a)(b)(c)(d)                           73,495          73,599
ISTAR FINANCIAL, INC.
   5.69%, 06/15/07 (a)(c)(d)                              55,300          55,405
   5.74%, 09/03/07 (a)(d)                                 21,000          21,040
RESIDENTIAL CAPITAL LLC
   6.46%, 07/17/07 (a)(d)                                 32,650          32,703
   7.19%, 07/17/07 (a)(b)(c)(d)                          164,730         164,193
SLM CORP.
   5.44%, 07/25/07 (a)                                    12,000          11,974
   5.58%, 07/25/07 (a)                                     6,870           6,866
                                                                     -----------
                                                                         799,336
INSURANCE 4.8%
ARTESIA BANK S.C.
   7.25%, 09/17/07 (a)(b)(c)                               9,000           9,039
AXA SA
   5.95%, 09/04/07 (a)(b)                                 64,600          64,734
M&I MARSHALL & ILSLEY BANK
   5.63%, 09/04/07 (a)(b)                                 80,000          80,000
MANTIS REEF LTD.
   4.69%, 11/14/08 (b)(c)(d)                              53,970          53,291
OIL INSURANCE LTD.
   7.56%, 06/30/11 (a)(b)(c)(d)                           71,375          74,223
STONEHEATH RE
   6.87%, 10/15/11 (a)(b)                                 27,000          27,251
XL FINANCIAL ASSURANCE LTD. - TWIN REEFS
PASS-THROUGH
   6.32%, 06/10/07 (a)(b)(c)(d)                           13,336          13,379
XLLIAC GLOBAL FUNDING
   5.55%, 06/01/07 (a)(d)                                 22,500          22,540
ZFS FINANCE USA TRUST I
   6.15%, 12/15/10 (a)(b)(c)(d)                           16,000          16,118
ZFS FINANCE USA TRUST III
   6.50%, 06/15/07 (a)(b)(c)(d)                           78,650          80,104
ZURICH CAPITAL TRUST I
   8.38%, 06/01/37 (b)(d)                                189,821         198,213
                                                                     -----------
                                                                         638,892
REAL ESTATE INVESTMENT TRUST 0.5%
HEALTH CARE PROPERTY
INVESTORS, INC.
   5.80%, 06/15/07 (a)(b)(d)                              47,000          47,015
HRPT PROPERTIES TRUST
   5.95%, 06/16/07 (a)(b)(d)                              18,590          18,612
                                                                     -----------
                                                                          65,627
                                                                     -----------
                                                                       3,703,951
INDUSTRIAL 15.1%
--------------------------------------------------------------------------------
BASIC INDUSTRY 0.4%
ABITIBI-CONSOLIDATED, INC.
   6.95%, 04/01/08 (d)                                    20,000          19,700
EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORP.
   10.63%, 05/01/11 (b)(d)                                 5,023           5,324
LYONDELL CHEMICAL CO.
   10.88%, 05/01/09 (b)                                    7,500           7,537
MILLENNIUM AMERICA, INC.
   9.25%, 06/15/08 (b)                                     8,902           9,236
XSTRATA FINANCE DUBAI LTD.
   5.71%, 08/13/07 (a)(b)(c)(d)                           17,000          17,031
                                                                     -----------
                                                                          58,828
CAPITAL GOODS 0.5%
CASE NEW HOLLAND, INC.
   9.25%, 08/01/11 (b)(d)                                 65,895          69,519

COMMUNICATIONS 3.5%
ALAMOSA DELAWARE, INC.
   8.50%, 01/31/12 (b)(d)                                 56,678          59,691

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
   RATE, MATURITY DATE                               ($ X 1,000)     ($ X 1,000)
   11.00%, 07/31/10 (b)(d)                                31,409          33,316
AMERICA MOVIL SA DE CV
   5.45%, 06/27/07 (a)(c)(d)                             100,000         100,016
COMCAST CORP.
   5.66%, 07/16/07 (a)(b)(d)                              30,000          30,041
COMCAST HOLDINGS CORP.
   10.63%, 07/15/12                                        2,069           2,485
COX COMMUNICATIONS, INC.
   5.91%, 06/14/07 (a)(d)                                 25,000          25,064
LCI INTERNATIONAL, INC.
   7.25%, 06/15/07 (b)(d)                                 29,775          29,775
NEXTEL PARTNERS, INC.
   8.13%, 07/01/11 (b)(d)                                 64,250          66,992
ROGERS WIRELESS COMMUNICATIONS, INC.
   8.00%, 12/15/12 (b)(d)                                 27,466          29,049
SBC COMMUNICATIONS, INC.
   5.57%, 08/14/07 (a)(d)                                 25,000          25,084
TELECOM ITALIA CAPITAL S.A.
   5.84%, 08/01/07 (a)(d)                                 23,490          23,621
TIME WARNER ENTERTAINMENT CO.
   10.15%, 05/01/12                                        8,250           9,749
UNIVISION COMMUNICATIONS, INC.
   3.50%, 10/15/07 (b)                                    10,450          10,385
US UNWIRED, INC.
   10.00%, 06/15/12 (b)(d)                                22,230          24,086
                                                                     -----------
                                                                         469,354

CONSUMER CYCLICAL 7.1%
CENTEX CORP.
   5.61%, 08/01/07 (a)(d)                                 22,950          22,957
CIRCUS & ELDORADO/SILVER LEGACY CAPITAL CORP.
   10.13%, 03/01/12 (b)                                    2,000           2,110
CVS CAREMARK CORP.
   6.30%, 12/01/07 (a)(b)                                 90,000          89,499
DAIMLERCHRYSLER N.A. HOLDINGS
   5.69%, 06/13/07 (a)(b)(d)                              20,000          20,043
   5.77%, 06/13/07 (a)(d)                                 31,900          32,048
   5.82%, 06/11/07 (a)(d)                                 58,158          58,229
FORD MOTOR CREDIT CO.
   4.95%, 01/15/08 (d)                                    14,000          13,885
   6.18%, 06/28/07 (a)(d)                                 10,243          10,244
   6.63%, 06/16/08 (d)                                    37,700          37,743
   6.75%, 08/15/08 (d)                                     4,660           4,633
   6.93%, 07/16/07 (a)(d)                                  3,000           2,979
   7.20%, 06/15/07 (d)                                    28,152          28,154
   8.36%, 08/02/07 (a)(d)                                 25,520          25,724
GLOBAL CASH ACCESS LLC/GLOBAL CASH FINANCE CORP.
   8.75%, 03/15/12 (b)(d)                                  7,500           7,894
HARRAH'S OPERATING CO., INC.
   7.13%, 06/01/07 (b)                                     7,015           7,015
HYATT EQUITIES LLC
   6.88%, 06/15/07 (b)(c)(d)                               1,295           1,295
JC PENNEY CO., INC.
   8.13%, 04/01/27 (b)(d)                                 23,135          23,792
KB HOME
   7.75%, 02/01/10 (b)(d)                                 28,260          28,719
   8.63%, 12/15/08 (d)                                    19,899          20,571
   9.50%, 02/15/11 (b)(d)                                 80,186          82,692
LENNAR CORP.
   6.10%, 06/19/07 (a)(b)(d)                              24,705          24,705
MANDALAY RESORT GROUP
   9.50%, 08/01/08 (b)                                     5,245           5,455
   10.25%, 08/01/07 (b)                                   19,330          19,523
MGM MIRAGE, INC.
   6.00%, 10/01/09 (b)                                    11,300          11,300
   6.75%, 08/01/07 (b)(d)                                  6,000           6,030
   6.75%, 02/01/08 (b)                                       300             302
   9.75%, 06/01/07 (b)(d)                                 22,980          22,980
ROYAL CARIBBEAN CRUISES LTD.
   6.75%, 03/15/08 (d)                                     4,255           4,307
   7.00%, 10/15/07 (d)                                    13,040          13,170
SEMINOLE TRIBE OF FLORIDA
   5.80%, 10/01/13 (c)(d)                                  6,290           6,208
TIME WARNER, INC.
   5.59%, 08/13/07 (a)(d)                                 68,000          68,169
TOLL CORP.
   8.25%, 02/01/11 (b)(d)                                102,490         104,540
   8.25%, 12/01/11 (b)(d)                                 78,190          80,536
VIACOM, INC.
   5.70%, 06/18/07 (a)(d)                                 50,000          50,171
                                                                     -----------
                                                                         937,622

CONSUMER NON-CYCLICAL 0.5%
DEAN FOODS CO.
   8.15%, 08/01/07 (b)(d)                                  7,115           7,141
REYNOLDS AMERICAN, INC.
   6.50%, 06/01/07 (b)(d)                                 27,750          27,785
   6.50%, 07/15/10 (b)                                    10,000          10,268
STATER BROTHERS HOLDINGS, INC.
   8.85%, 06/15/07 (a)(b)(d)                              21,000          21,315
                                                                     ------------
                                                                          66,509

ENERGY 2.1%
ANADARKO PETROLEUM CORP.
   5.75%, 06/15/07 (a)(b)(d)                              58,002          58,161
BJ SERVICES CO.
   5.53%, 06/01/07 (a)(b)(d)                              43,825          43,873
DELEK & AVNER-YAM TETHYS LTD.
   6.46%, 08/01/07 (a)(b)(c)(d)                           30,682          30,640
HUSKY OIL LTD.
   8.90%, 08/15/08 (a)(b)(d)                              34,082          35,377
PREMCOR REFINING GROUP, INC.
   9.50%, 02/01/13 (b)(d)                                 47,910          51,137
TRANSOCEAN, INC.
   5.55%, 06/05/07 (a)(b)(d)                              57,000          57,050
                                                                     ------------
                                                                         276,238

TECHNOLOGY 0.2%
SEAGATE TECHNOLOGY HDD HOLDINGS
   6.19%, 07/01/07 (a)(d)                                 15,000          15,131

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
   RATE, MATURITY DATE                               ($ X 1,000)     ($ X 1,000)
XEROX CAPITAL TRUST I
   8.00%, 02/01/27 (b)                                    14,877          15,230
                                                                     -----------
                                                                          30,361
TRANSPORTATION 0.8%
ERAC USA FINANCE CO.
   5.61%, 07/30/07 (a)(c)(d)                               9,510           9,539
   5.61%, 08/28/07 (a)(c)(d)                              13,000          13,039
FEDEX CORP.
   5.44%, 08/08/07 (a)(d)                                 35,000          35,014
   7.63%, 01/05/14 (b)                                     5,506           5,747
YELLOW ROADWAY CORP.
   6.74%, 08/15/07 (a)(b)(d)                              42,000          42,066
                                                                     -----------
                                                                         105,405
                                                                     -----------
                                                                       2,013,836
UTILITIES 2.1%
--------------------------------------------------------------------------------
ELECTRIC 1.9%
ATMOS ENERGY CORP.
   5.73%, 07/15/07 (a)(b)(d)                              15,000          15,003
DOMINION RESOURCES, INC.
   5.54%, 08/14/07 (a)(b)(d)                              20,000          20,026
   5.65%, 06/28/07 (a)(b)(d)                              29,600          29,611
ENTERGY GULF STATES, INC.
   5.76%, 06/01/07 (a)(b)(d)                              34,275          34,270
   6.09%, 06/08/07 (a)(b)(c)(d)                            7,000           7,021
NEVADA POWER CO.
   9.00%, 08/15/13 (b)                                     2,060           2,224
SOUTHERN CALIFORNIA EDISON
   5.42%, 06/13/07 (a)(b)(d)                              51,470          51,487
TECO ENERGY, INC.
   7.36%, 08/01/07 (a)(b)(d)                              20,965          21,389
TXU ENERGY CO., LLC
   5.85%, 06/16/07 (a)(b)(c)(d)                           65,000          65,037
                                                                     -----------
                                                                         246,068
NATURAL GAS 0.2%
ENTERPRISE PRODUCTS
OPERATING LP
   4.00%, 10/15/07 (b)(d)                                 10,746          10,690
WILLIAMS COS., INC.
   7.35%, 07/02/07 (a)(c)(d)                              18,000          18,765
                                                                     -----------
                                                                          29,455
                                                                     -----------
                                                                         275,523
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $5,985,952)                                                      5,993,310
                                                                     -----------

ASSET-BACKED OBLIGATIONS 10.9% OF NET ASSETS

ABSC NIMS TRUST
Series 2004-HE8 Class A1
   5.00%, 12/25/34 (c)(d)                                  1,479           1,461
Series 2004-HE7 Class A1
   5.00%, 10/27/34 (c)(d)                                  1,158           1,147
Series 2004-HE5 Class A1
   5.00%, 08/27/34 (c)(d)                                    482             479
Series 2004-HE5 Class A2
   7.00%, 08/27/34 (c)(d)                                  2,000           2,005
ACE SECURITIES CORP.
Series 2004-FM1 Class M1
   6.22%, 06/25/07 (a)(b)(d)                               9,166           9,176
Series 2002-HE1 Class M2
   7.12%, 06/25/07 (a)(b)(d)                                 715             609
Series 2003-HS1 Class M3
   7.82%, 06/25/07 (a)(b)(d)                               4,081           4,143
Series 2002-HE3 Class M2
   8.62%, 06/25/07 (a)(b)(d)                               3,126           2,680
AEGIS ASSET BACKED
SECURITIES TRUST
Series 2004-5N
   5.00%, 12/25/34 (c)(d)                                  1,570           1,066
AMERIQUEST MORTGAGE SECURITIES, INC.
Series 2004-R10 Class M1
   6.02%, 06/25/07 (a)(b)(d)                              10,550          10,593
Series 2004-6 Class M2
   7.17%, 06/25/07 (a)(b)(d)                               5,000           5,089
Series 2003-AR2 Class M2
   7.90%, 06/25/07 (a)(b)(d)                               1,975           1,978
Series 2003-AR3 Class M2
   8.40%, 06/25/07 (a)(b)(d)                               3,420           3,428
Series 2003-IA1 Class M2
   5.51%, 06/20/07 (a)(b)(d)                               1,948           2,018
AMORTIZING RESIDENTIAL
COLLATERAL TRUST
Series 2002-BC1 Class M2
   6.42%, 06/25/07 (a)(b)(d)                               1,306           1,240
Series 2002-BC1 Class B
   7.37%, 06/25/07 (a)(b)                                     32              21
Series 2002-BC9 Class M2
   8.70%, 06/25/07 (a)(b)(d)                               6,672           6,690
ARGENT SECURITIES, INC.
Series 2003-W9 Class M2
   7.04%, 06/25/07 (a)(b)(d)                              19,695          19,821
Series 2003-W7 Class M2
   7.07%, 06/25/07 (a)(b)(d)                              15,750          15,824
ARIA CDO I (JERSEY) LTD.
Series 1A-3 Class B1U5
   6.44%, 10/07/07 (a)(b)(c)(d)                           53,600          53,613
ASSET BACKED FUNDING CERTIFICATES
Series 2004-OPT2 Class M1
   5.87%, 06/25/07 (a)(b)(d)                              16,969          17,005
Series 2003-WMC1 Class M1
   5.97%, 06/25/07 (a)(b)(d)                               1,625           1,627
Series 2003-AHL1 Class M1
   6.17%, 06/25/07 (a)(b)(d)                               7,500           7,540
Series 2004-OPT2 Class M2
   6.32%, 06/25/07 (a)(b)(d)                              11,676          11,704
Series 2004-HE1 Class M2
   6.47%, 06/25/07 (a)(b)(d)                              13,000          13,068
Series 2003-OPT1 Class M2
   6.87%, 06/25/07 (a)(b)(d)                               2,532           2,543
Series 2004-HE1 M8
   8.82%, 06/25/07 (a)(b)(d)                               2,794           2,794
ASSET BACKED SECURITIES CORP.
HOME EQUITY
Series 2003-HE7 Class M1
   5.97%, 06/15/07 (a)(b)(d)                               6,606           6,634

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
   RATE, MATURITY DATE                               ($ X 1,000)     ($ X 1,000)
Series 2001-HE3 Class M2
   6.90%, 06/15/07 (a)(b)(d)                                 190             190
Series 2002-H3 Class M2
   7.56%, 06/15/07 (a)(b)(d)                               3,963           3,968
Series 2003-HE1 Class M2
   7.67%, 06/15/07 (a)(b)(d)                              14,885          14,914
Series 2003-HE2 Class M2
   8.17%, 06/15/07 (a)(b)(d)                               1,064           1,066
Series 2003-HE2 Class M3
   8.70%, 06/15/07 (a)(b)(d)                               1,233           1,235
BEAR STEARNS ASSET BACKED SECURITIES, INC.
Series 2004-HE6 Class M1
   5.89%, 06/25/07 (a)(b)(d)                               4,677           4,690
Series 2003-2 Class M2
   7.32%, 06/25/07 (a)(b)(d)                               3,820           3,882
CAPITAL ONE MULTI-ASSET
 EXECUTION TRUST
Series 2003-B6 Class B6
   5.85%, 06/15/07 (a)(b)(d)                              20,000          20,126
Series 2003-C1 Class C1
   7.87%, 06/15/07 (a)(b)(d)                               3,500           3,580
CARSS FINANCE LTD. PARTNERSHIP
Series 2004-A Class B2
   6.27%, 06/15/07 (a)(b)(c)(d)                              355             357
CDC MORTGAGE CAPITAL TRUST
Series 2003-HE4 Class M1
   5.97%, 06/25/07 (a)(b)(d)                               6,000           6,017
Series 2003-HE1 Class M1
   6.67%, 06/25/07 (a)(b)(d)                              15,995          16,016
Series 2003-HE4 Class M2
   6.97%, 06/25/07 (a)(b)(d)                               4,000           4,033
Series 2003-HE2 Class M2
   7.22%, 06/25/07 (a)(b)(d)                               2,216           2,220
CENTEX HOME EQUITY
Series 2003-B Class M1
   6.02%, 06/25/07 (a)(b)(d)                              19,000          19,019
Series 2003-B Class M2
   7.02%, 06/25/07 (a)(b)(d)                               3,750           3,756
CHASE FUNDING MORTGAGE LOAN ASSET-BACKED
Series 2001-3 Class 2M2
   6.79%, 06/25/07 (a)(b)(d)                                 102             102
CHEC LOAN TRUST
Series 2004-2 Class M1
   5.96%, 06/25/07 (a)(b)(d)                               8,750           8,781
CIT MARINE TRUST
Series 1999-A Class C1
   6.25%, 11/15/19 (b)(d)(e)                               1,491           1,492
COUNTRYWIDE ASSET-BACKED CERTIFICATES
Series 2005-2N Class N
   4.50%, 08/25/36 (c)(d)                                    100              94
Series 2004-14N Class N
   5.00%, 06/25/36 (c)(d)                                    369             363
Series 2004-10 Class MV5
   6.43%, 03/24/08 (a)(b)(d)                               1,000           1,006
Series 2003-2 Class M2
   6.97%, 06/26/07 (a)(b)(d)                                 108             108
Series 2004-6 Class M2
   5.97%, 06/25/07 (a)(b)(d)                              15,000          15,102
Series 2002-6 Class M1
   6.42%, 06/25/07 (a)(b)(d)                                 843             840
Series 2002-6 Class M2
   7.42%, 06/25/07 (a)(b)(d)                               1,104           1,104
DISTRIBUTION FINANCIAL SERVICES
Series 2001-1 Class D
   7.73%, 11/15/22 (b)(d)                                  8,250           7,749
FINANCE AMERICA MORTGAGE LOAN
Series 2004-3 Class M1
   5.90%, 06/25/07 (a)(b)(d)                              11,610          11,642
Series 2004-1 Class M4
   6.17%, 06/25/07 (a)(b)(d)                               4,000           4,008
Series 2004-2 Class M6
   6.72%, 06/25/07 (a)(b)(d)                               3,000           3,016
FIRST ALLIANCE MORTGAGE
LOAN TRUST
Series 1998-3 Class A4
   5.82%, 06/20/07 (a)(b)(d)                                 109             109
FIRST FRANKLIN MORTGAGE LOAN
Series 2003-FF3 Class M4
   10.20%, 06/25/07 (a)(b)(d)                                268               9
FREMONT HOME LOAN TRUST
Series 2003-B Class M1
   6.02%, 06/25/07 (a)(b)(d)                              20,000          20,029
Series 2003-B Class M2
   6.94%, 06/25/07 (a)(b)(d)                               5,601           5,611
Series 2004-A Class M2
   7.05%, 06/25/07 (a)(b)(d)                                 853             854
Series 2003-A Class M2
   7.05%, 06/25/07 (a)(b)(d)                               2,832           2,832
GALENA CDO I
(CAYMAN NO. 1) LTD.
Series I-A Class B1U7
   6.23%, 07/11/07 (a)(d)                                 12,000          12,001
GSAMP TRUST
Series 2005-HE2 Class N
   5.00%, 03/25/35 (c)(d)                                    935             914
HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES
Series 2006-4 Class A1F
   5.79%, 10/02/07 (a)(b)(d)                              24,071          24,031
HOME EQUITY ASSET TRUST
Series 2004-8 Class M1
   5.90%, 06/25/07 (a)(b)(d)                              22,000          22,128
Series 2003-3 Class M2
   7.19%, 06/25/07 (a)(b)(d)                               1,619           1,559
IMPAC CMB TRUST
Series 2003-10 Class 1A1
   6.02%, 06/25/07 (a)(b)(d)                               1,523           1,525
INDYMAC HOME EQUITY
LOAN TRUST
Series 2004-B Class M4
   6.47%, 06/25/07 (a)(b)(d)                              14,500          14,630

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
   RATE, MATURITY DATE                               ($ X 1,000)     ($ X 1,000)
IRWIN HOME EQUITY
Series 2003-1 Class M2
   7.32%, 06/25/07 (a)(b)                                  3,936           3,963
LONG BEACH MORTGAGE LOAN TRUST
Series 2003-2 Class M1
   6.55%, 06/25/07 (a)(b)                                  7,402           7,411
Series 2004-1 Class M6
   6.72%, 06/25/07 (a)(b)                                  8,000           8,048
Series 2003-4 Class M2
   7.07%, 06/25/07 (a)(b)(d)                              12,254          12,344
Series 2003-4 Class M3
   7.47%, 06/25/07 (a)(b)                                     83              84
Series 2003-2 Class M3
   8.70%, 06/25/07 (a)(b)                                    439             425
MASTER ASSET BACKED SECURITIES
Series 2003-WMC2 Class M1
   6.02%, 06/25/07 (a)(b)                                    701             702
Series 2003-OPT1 Class M2
   7.17%, 06/25/07 (a)(b)                                 12,500          12,532
Series 2002-OPT1 Class M2
   8.25%, 06/25/07 (a)(b)                                  8,874           8,895
MBNA MASTER CREDIT CARD TRUST
Series 2003-3 Class B
   5.70%, 06/15/07 (a)(b)                                 14,662          14,733
Series 2000-H Class B
   5.92%, 06/15/07 (a)(b)(d)                              14,500          14,668
Series 2003-3 Class C
   6.67%, 06/15/07 (a)(b)(d)                              11,000          11,109
MERRILL LYNCH MORTGAGE
INVESTORS, INC.
Series 2005-WM1N Class N1
   5.00%, 09/25/35 (c)(d)                                     94              88
Series 2003-WWC3 Class M3
   7.80%, 06/25/07 (a)(b)                                  1,021           1,023
Series 2003-WMC3 Class M4
   9.32%, 06/25/07 (a)(b)                                  3,213           3,219
MORGAN STANLEY ABS CAPITAL I
Series 2004-HE8 Class M1
   5.96%, 06/25/07 (a)(b)(d)                              19,810          19,930
Series 2003-HE3 Class M1
   6.00%, 06/25/07 (a)(b)(d)                               9,403           9,432
Series 2003-NC6 Class M1
   6.12%, 06/25/07 (a)(b)(d)                              15,223          15,243
Series 2004-HE9 Class M4
   6.32%, 06/25/07 (a)(b)(d)                              15,000          15,053
Series 2004-HE1 Class B2
   7.22%, 06/25/07 (a)(b)(d)                               6,000           5,928
NEW CENTURY HOME EQUITY LOAN TRUST
Series 2004-3 Class M1
   5.94%, 06/25/07 (a)(b)(d)                              10,523          10,583
Series 2003-3 Class M3
   7.70%, 06/25/07 (a)(b)                                  2,140           2,144
NOVASTAR HOME EQUITY LOAN
Series 2005-1 Class M4
   6.00%, 06/25/07 (a)(b)(d)                               8,000           8,035
Series 2003-4 Class M1
   6.03%, 06/25/07 (a)(b)(d)                              20,000          20,009
Series 2003-3 Class M1
   6.07%, 06/25/07 (a)(b)(d)                              23,000          23,095
Series 2003-2 Class M1
   6.07%, 06/25/07 (a)(b)(d)                              15,511          15,566
Series 2003-3 Class M2
   6.97%, 06/25/07 (a)(b)(d)                               5,003           5,055
Series 2004-4 Class B1
   7.02%, 06/25/07 (a)(b)(d)                              10,000           9,765
Series 2003-1 Class M2
   7.32%, 06/25/07 (a)(b)(d)                               3,104           3,126
OCWEN ADVANCE RECEIVABLES
BACKED NOTES
Series 2006-1A
   5.34%, 11/24/15 (b)(c)(d)                              30,000          29,620
ODIN CDO I (CAYMAN ISLANDS) LTD.
Series 1A Class B1U5
   6.13%, 10/11/07 (a)(c)(d)                              20,000          19,962
OPTION ONE MORTGAGE LOAN TRUST
Series 2004-2 Class M1
   5.85%, 06/25/07 (a)(b)                                  7,000           7,021
Series 2003-2 Class M1
   5.97%, 06/25/07 (a)(b)(d)                               7,467           7,479
Series 2003-1 Class M1
   6.22%, 06/25/07 (a)(b)(d)                               7,565           7,573
Series 2004-1 Class M2
   6.42%, 06/25/07 (a)(b)                                  3,800           3,820
Series 2004-1 Class M3
   6.67%, 06/25/07 (a)(b)                                  3,723           3,738
Series 2003-1 Class M2
   7.27%, 06/25/07 (a)(b)                                     93              93
Series 2002-6 Class M2
   7.87%, 06/25/07 (a)(b)                                     40              40
OPTION ONE MORTGAGE SECURITIES CORP NIM TRUST
Series 2005-3A Class N1
   5.44%, 08/26/35 (c)(d)                                  3,084           2,776
OVERTURE CDO (JERSEY) LTD.
Series IA Class B1
   6.46%, 07/09/07 (a)(b)(c)                               1,700           1,697
PARK PLACE SECURITIES NIM TRUST
Series 2004-WHQ2 Class B
   5.00%, 02/25/35 (c)                                       560             547
PARK PLACE SECURITIES, INC.
Series 2004-MHQ1 Class M1
   6.02%, 06/25/07 (a)(b)(d)                              15,000          15,075
PINNACLE CAPITAL ASSET TRUST
Series 2006-A Class B
   5.51%, 09/25/09 (b)(c)(d)                              21,000          20,971
RESIDENTIAL ASSET SECURITIES CORP.
Series 2003-KS1 Class A2
   6.06%, 06/25/07 (a)(b)                                     13              13
Series 2004-KS2 Class M22
   6.32%, 06/25/07 (a)(b)(d)                               5,424           5,432
Series 2003-KS6 Class M2
   7.57%, 06/25/07 (a)(b)(d)                               1,380           1,362
SAIL NET INTEREST MARGIN NOTES
Series 2005-3A Class A
   4.75%, 04/27/35 (c)(d)                                    252             251
Series 2003-12A Class A
   7.35%, 11/27/33 (c)                                        22              --

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
   RATE, MATURITY DATE                               ($ X 1,000)     ($ X 1,000)
SAXON ASSET SECURITIES TRUST
Series 2004-1 Class M2
   6.45%, 06/25/07 (a)(b)(d)                              12,750          12,770
SLM STUDENT LOAN TRUST
Series 2007-2 Class A2
   5.36%, 08/04/11 (a)(b)(d)                             345,000         345,201
Series 2005-5 Class A2
   5.35%, 07/25/07 (a)(b)(d)                             157,250         156,677
SPECIALTY UNDERWRITING & RESIDENTIAL FINANCE
Series 2004-BC1 Class M1
   5.83%, 06/25/07 (a)(b)(d)                               8,949           8,975
STRUCTURED ASSET INVESTMENT LOAN TRUST
Series 2003-BC7 Class M2
   7.07%, 06/25/07 (a)(b)(d)                               6,690           6,720
SUPERIOR WHOLESALE INVENTORY FINANCING TRUST
Series 2007-AE1 Class B
   5.62%, 01/06/10 (a)(b)(d)(e)                           10,000          10,003
USXL FUNDING LLC
Series 2006-1A  Class A
   5.38%, 04/15/14 (b)(c)(d)(e)                           38,272          38,157
WFS FINANCIAL OWNER TRUST
Series 2004-1 Class C
   2.49%, 08/22/11 (b)                                     1,247           1,234
TOTAL ASSET-BACKED OBLIGATIONS
(COST $1,444,182)                                                      1,442,119
                                                                     -----------
MORTGAGE-BACKED SECURITIES 46.5% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 38.0%
--------------------------------------------------------------------------------
ABN AMRO MORTGAGE CORP.
Series 2003-9 Class A2
   4.50%, 08/25/18 (b)(d)                                  4,552           4,449
Series 2003-7 Class A2
   5.00%, 07/25/18 (b)(d)                                  1,178           1,162
ADJUSTABLE RATE MORTGAGE TRUST
Series 2007-1 Class 4A1
   5.96%, 06/01/07 (a)(b)(d)                              58,821          58,806
AMERICAN HOME MORTGAGE
INVESTMENT TRUST
Series 2005-3 Class 2A3
   4.99%, 07/20/10 (a)(b)(d)                              25,000          24,586
Series 2007-A Class 13A1
   6.10%, 07/20/10 (a)(b)(c)(d)                           67,989          69,111
BANC OF AMERICA ALTERNATIVE
LOAN TRUST
Series 2004-1 Class 4A1
   4.75%, 02/25/19 (b)                                        91              89
Series 2005-5 Class 3CB1
   6.00%, 06/25/35 (b)(d)                                 15,511          15,520
BANC OF AMERICA FUNDING CORP.
Series 2004-3 Class 2A2
   5.00%, 09/25/19 (b)                                       138             134
Series 2006-A Class 3A1
   5.90%, 06/20/07 (a)(b)(d)                              76,955          77,446
BANC OF AMERICA MORTGAGE SECURITIES, INC.
Series 2005-E Class 3A1
   5.21%, 10/10/09 (a)(b)(d)                               9,402           9,273
Series 2004-6 Class 2A7
   5.50%, 07/25/34 (b)(d)                                  2,168           2,129
Series 2006-B Class 3A1
   6.17%, 06/01/07 (a)(b)(d)                             118,208         118,630
BEAR STEARNS ADJUSTABLE RATE MORTGAGE TRUST
Series 2005-1 Class 3A1
   5.20%, 08/23/09 (a)(b)(d)                              12,682          12,536
CENDANT MORTGAGE CORP.
Series 2003-9 Class 1A5
   5.25%, 11/25/33 (b)(d)                                 14,889          14,727
CHASE MORTGAGE FINANCE CORP.
Series 2007-A1 Class 10A1
   4.91%, 06/01/07 (a)(d)                                 93,016          91,214
Series 2003-S14 2A2
   5.00%, 01/25/34 (b)(d)                                 12,757          12,574
Series 2006-A1 Class 2A1
   6.09%, 06/01/07 (a)(b)(d)                               7,919           7,902
CITIGROUP MORTGAGE LOAN TRUST, INC.
Series 2007-AR4 Class 2A3A
   5.73%, 01/28/10 (a)(b)(d)                              52,616          52,261
Series 2007-3 Class A1
   6.00%, 02/25/36 (b)(d)                                162,600         161,608
Series 2006-AR5 Class 2A4A
   6.46%, 03/31/10 (a)(b)(d)                               9,452           9,553
CITIMORTGAGE ALTERNATIVE LOAN TRUST
Series 2005-A1 Class 2A1
   5.00%, 07/25/20 (b)                                       242             237
Series 2007-A3 Class1A7
   5.75%, 03/25/37 (b)(d)                                 97,539          97,059
Series 2006-A7 Class 1A12
   6.00%, 12/25/36 (b)(d)                                 37,664          37,763
Series 2007-A2 Class 1A5
   6.00%, 02/25/37 (b)(d)                                177,027         177,078
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2004-30CB Class 1A2
   4.25%, 02/25/35 (b)(d)                                  3,803           3,731
Series 2005-1CB Class 1A1
   5.00%, 03/25/35 (b)(d)                                 11,998          11,736
Series 2004-J7 Class 1A6
   5.01%, 12/01/08 (b)(d)                                 12,204          11,939
Series 2005-21CB Class A3
   5.25%, 06/25/35 (b)(d)                                 55,350          54,426
Series 2004-30CB Class 1A15
   5.50%, 08/25/16 (b)(d)                                 29,713          29,687
Series 2005-75CB Class A3
   5.50%, 01/25/36 (b)(d)                                  3,827           3,804
Series 2005-86CB Class A4
   5.50%, 02/25/36 (b)(d)                                 62,735          62,179
Series 2005-51 Class 3AB1
   5.53%, 06/20/07 (a)(b)(d)                               2,172           2,174
Series 2007-2CB Class 1A1
   5.75%, 03/25/37 (b)(d)                                 28,085          28,052

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
   RATE, MATURITY DATE                               ($ X 1,000)     ($ X 1,000)
Series 2007-2CB Class 2A13
   5.75%, 03/25/37 (b)(d)                                 32,421          32,423
Series 2007-HY3 Class 1A1
   5.99%, 06/01/07 (a)(b)                                 39,148          39,493
Series 2006-19CB Class A7
   6.00%, 08/25/36 (b)(d)                                 37,143          37,213
Series 2006-J6 Class A3
   6.00%, 09/25/36 (b)(d)                                 46,633          46,765
Series 2006-27CB Class A4
   6.00%, 11/25/36 (b)(d)                                 34,891          34,911
Series 2006-32CB Class A10
   6.00%, 11/25/36 (b)(d)                                 51,625          51,731
Series 2006-40T1 Class 1A2
   6.00%, 01/25/37 (b)(d)                                 44,954          45,152
Series 2006-41CB Class 1A3
   6.00%, 01/25/37 (b)(d)                                 70,158          70,552
Series 2006-41 Class 2A14
   6.00%, 01/25/37 (b)(d)                                 50,946          51,027
Series 2005-J1 Class 3A1
   6.50%, 08/25/32 (b)(d)                                  8,890           8,972
Series 2006-11CB Class 3A1
   6.50%, 05/25/36 (b)(d)                                 22,297          22,474
COUNTRYWIDE HOME LOAN
Series 2005-HYB2 Class 1A4
   4.50%, 04/13/08 (a)(b)(d)                               1,670           1,669
Series 2004-4 Class A3
   4.50%, 05/25/34 (b)(d)                                 14,095          13,955
Series 2006-HYB3 Class 2AB3
   5.63%, 02/10/11 (a)(b)(d)                              41,457          41,371
Series 2006-20 Class 1A36
   5.75%, 02/25/37 (b)(d)                                 82,103          81,781
Series 2007-8 Class 1A16
   6.00%, 09/25/24 (b)                                    20,453          20,393
Series 2006-15 Class A1
   6.25%, 10/25/36 (b)(d)                                 10,585          10,628
CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
CORP.
Series 2003-27 Class 5A2
   5.25%, 01/25/18 (b)                                    14,864          14,604
Series 2003-8 Class 3A3
   5.50%, 04/25/33 (b)(d)                                  8,468           8,399
Series 2005-12 Class 6A1
   6.00%, 01/25/36 (b)                                       358             355
Series 2003-29 Class 1A1
   6.50%, 12/25/33 (b)(d)                                  3,801           3,803
Series 2002-AR28 Class 1A2
   7.34%, 06/25/07 (a)(b)(d)                                 278             274
CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES
Series 2007-3 Class AP
   0.0, 04/25/37 (b)                                       1,951           1,226
Series 2007-2 Class 2A1
   5.00%, 03/25/37 (b)(d)                                 51,592          50,939
Series 2007-3 Class 3A1
   5.00%, 04/25/37 (b)                                    18,431          18,102
Series 2007-3 Class 4A1
   5.00%, 04/25/37 (b)(d)                                 59,046          58,062
Series 2006-6 Class 1A12
   6.00%, 07/25/36 (b)(d)                                 19,168          19,203
Series 2006-6 Class 1A8
   6.00%, 07/25/36 (b)(d)                                 52,455          52,678
Series 2006-2 Class 3A1
   6.50%, 03/25/36 (b)(d)                                  8,869           8,961
DEUTSCHE ALTERNATIVE ASSET SECURITIES, INC.
Series 2006-AR5 Class 22A
   5.50%, 10/25/21 (b)(d)                                 19,291          19,231
Series 2005-6 Class 1A3
   5.50%, 12/25/35 (b)(d)                                 32,828          32,677
Series 2006-AR5 Class 23A
   6.00%, 10/25/21 (b)(d)                                 36,398          36,661
DEUTSCHE MORTGAGE
SECURITIES, INC.
Series 2004-3 Class 1A7
   3.75%, 03/25/34 (b)(d)                                  5,943           5,854
FIFTH THIRD MORTGAGE LOAN TRUST
Series 2002-FTB1 Class 2A1
   5.54%, 06/19/07 (a)(b)(d)                               1,409           1,407
Series 2002-FTB1
   6.40%, 08/19/07 (a)(b)(d)                                 592             595
FIRST HORIZON ALTERNATIVE MORTGAGE SECURITIES
Series 2006-FA1 Class 1A3
   5.75%, 04/25/36 (b)                                    39,886          39,676
FIRST HORIZON ASSET
SECURITIES, INC.
Series 2004-3 Class 1A1
   5.25%, 06/25/34 (b)(d)                                  6,192           5,912
GMAC MORTGAGE CORP. LOAN
Series 2003-J7 Class A2
   4.50%, 11/25/33 (b)(d)                                 12,055          11,772
Series 2003-AR1 Class A5
   4.60%, 10/01/09 (a)(b)(d)                              19,676          19,131
Series 2004-J3 Class A1
   5.25%, 07/25/34 (b)(d)                                 11,295          11,139
GSR MORTGAGE LOAN TRUST
Series 2004-5 Class 3A2
   4.70%, 06/01/07 (a)(b)(d)                              21,888          21,508
HARBORVIEW MORTGAGE
LOAN TRUST
Series 2006-6 Class X1
   0.27%, 03/07/08 (a)(b)(d)                              48,947             190
INDYMAC INDEX MORTGAGE LOAN TRUST
Series 2004-AR1 Class AX1
   0.80%, 04/25/34 (b)(d)                                 74,379             301
Series 2007-AR1 Class 2A1
   5.72%, 06/01/07 (a)(b)(d)                              56,114          55,815
Series 2007-AR7 Class 2A1
   5.82%, 06/01/07 (a)(b)                                 59,754          59,636
Series 2006-AR11 Class 3A1
   5.85%, 06/25/07 (a)(b)                                  4,742           4,749
Series 2007-AR1 Class 3A1
   6.01%, 06/01/07 (a)(b)                                128,567         128,439
Series 2007-AR5 Class 2A1
   6.13%, 06/01/07 (a)(b)(d)                             123,017         123,452
JP MORGAN ALTERNATIVE LOAN TRUST
Series 2006-A6 Class 2A1
   5.50%, 12/31/09 (a)(b)(d)                              49,600          48,928

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
   RATE, MATURITY DATE                               ($ X 1,000)     ($ X 1,000)
Series 2006-A5 Class 2A1
   5.55%, 12/02/09 (a)(b)(d)                              50,620          50,127
Series 2007-A1 Class 2A1
   5.95%, 06/01/07 (a)(b)(d)                             110,549         110,607
Series 2006-A4 Class A1
   5.95%, 09/14/09 (a)(b)(d)                             122,444         122,883
Series 2006-S1 Class 1A16
   6.00%, 03/25/36 (b)(d)                                 23,964          24,087
Series 2006-A1 Class 4A1
   6.05%, 06/25/07 (a)(b)(d)                              20,393          20,460
JP MORGAN MORTGAGE TRUST
Series 2004-A3 Class SF3
   4.59%, 06/01/07 (a)(b)(d)                              79,265          77,198
Series 2007-A1 Class 6A1
   4.78%, 06/01/07 (a)(b)(d)                             277,107         271,738
Series 2006-S2 Class 2A1
   5.00%, 07/25/36 (b)(d)                                  9,701           9,559
Series 2005-A8 Class 6A2
   5.13%, 06/01/07 (a)(b)(d)                               9,859           9,786
Series 2006-A7 Class 2A4R
   5.48%, 06/01/07 (a)(b)(d)                              70,364          69,957
Series 2007-A4 Class 1A1
   5.50%, 06/25/37 (a)(b)                                 18,899          18,763
Series 2007-A2 Class 3A3
   5.87%, 06/01/07 (a)(b)                                  6,165           6,210
Series 2006-S3 Class 2A6
   6.00%, 08/25/21 (b)(d)                                 17,338          17,453
Series 2006-S2 Class 3A7
   6.25%, 07/25/36 (b)                                     8,211           8,284
LEHMAN XS TRUST
Series 2007-5H Class 3A4
   6.45%, 11/08/09 (a)(b)                                 25,000          24,994
MASTR ADJUSTABLE RATE MORTGAGE
Series 2004-13 Class 2A2
   3.82%, 06/01/07 (a)(b)(d)                              14,537          14,401
Sereis 2005-1 Class 5A1
   4.95%, 06/01/07 (a)(b)                                  2,101           2,109
Series 2007-A2 class 1A5
   6.00%, 06/01/07 (a)(b)                                136,226         136,438
MASTR ALTERNATIVE LOANS TRUST
Series 2003-5 Class 1A1
   6.50%, 07/25/33 (b)                                       335             335
MASTR ASSET
SECURITIZATION TRUST
Series 2006-1 Class 4A1
   5.75%, 02/25/21 (b)(d)                                 24,247          24,287
MERRILL LYNCH ALTERNATIVE NOTE ASSET
Series 2007-AF1 Class AV1
   5.69%, 11/12/09 (a)(b)                                 72,091          71,886
Series 2007-AF1 Class 1AF6
   6.00%, 05/30/37 (b)                                    24,133          24,167
Series 2007-AF1 Class 2AF1
   6.50%, 05/25/22 (b)                                    14,700          14,907
MERRILL LYNCH MORTGAGE
INVESTORS, INC.
Series 2003-A2 Class 2A4
   5.05%, 02/16/10 (a)(b)                                 14,499          14,343
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2004-8AR Class 4A1
   5.35%, 06/25/07 (a)(b)(d)                               4,238           4,234
Series 2007-3XS Class 1A2
   5.62%, 06/25/07 (a)(b)(d)                              34,799          34,694
Series 2007-8XS Class A1
   5.75%, 11/18/10 (a)(b)                                 67,086          66,861
Series 2005-2AR Class B1
   5.82%, 06/25/07 (a)(b)(d)                              28,043          28,181
Series 2005-9AR Class 2A
   5.86%, 06/25/07 (a)(b)                                 58,738          58,800
Series 2006-7 Class 2A
   6.00%, 06/25/21 (b)(d)                                 24,622          24,785
Series 2006-2 Class 4A
   6.00%, 02/25/36 (b)(d)                                  4,686           4,693
Series 2004-9 Class 2A
   6.34%, 06/01/07 (a)(b)                                  8,999           9,045
Series 2006-2 Class 6A
   6.50%, 02/25/36 (b)(d)                                 13,179          13,338
PRIME MORTGAGE TRUST
Series 2005-3 Class A4
   4.75%, 08/25/20 (b)                                       556             541
RESIDENTIAL ACCREDIT LOANS, INC.
Series 2004-QA3 Class NB21
   4.69%, 08/25/09 (a)(b)(d)                               4,512           4,454
Series 2004-QS16 Class 2A1
   5.00%, 12/25/19 (b)(d)                                 27,314          26,499
Series 2002-QS18 Class A1
   5.50%, 12/25/17 (b)(d)                                 52,974          52,378
Series 2005-QS7 Class A1
   5.50%, 06/25/35 (b)                                    13,848          13,744
Series 2006-QA1 Class A21
   5.98%, 06/01/07 (a)(b)                                 69,525          69,842
Series 2001-QS19 Class A2
   6.00%, 12/25/16 (b)(d)                                 11,100          11,025
Series 2006-QS3 Class 1A10
   6.00%, 03/25/36 (b)(d)                                  8,781           8,834
Series 2006-QS7 Class A1
   6.00%, 06/25/36 (b)                                    25,000          25,041
Series 2006-QS9 Class 1A3
   6.00%, 07/25/36 (b)                                    25,509          25,508
Series 2006-QS8 Class A1
   6.00%, 08/25/36 (b)                                    30,000          30,076
RESIDENTIAL ASSET SECURITIZATION TRUST
Series 2003-A11 Class A8
   4.25%, 11/25/33 (b)                                    26,625          26,162
Series 2005-A8CB Class A11
   6.00%, 07/25/35 (b)                                     2,706           2,707
Series 2006-A1 Class 3A2
   6.00%, 04/25/36 (b)(d)                                 60,328          60,049
RESIDENTIAL FUNDING MORTGAGE SECURITIES I
Series 2005-S9 Class A5
   5.75%, 12/25/35 (b)                                     8,205           8,213
Series 2006-SA4 Class 3A1
   5.85%, 01/27/10 (a)(b)(d)                              22,888          22,745

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
   RATE, MATURITY DATE                               ($ X 1,000)     ($ X 1,000)
SEQUOIA MORTGAGE TRUST
Series 2003-8 Class X1
   0.80%, 06/01/07 (a)(b)(d)                              66,388             137
Series 2007-1 Class 2A1
   5.83%, 06/20/07 (a)(b)                                 77,905          77,812
Series 2007-1 Class 4A1
   5.84%, 06/20/07 (a)(b)                                 24,403          24,282
STRUCTURED ADJUSTABLE RATE
MORTGAGE LOAN
Series 2007-3 Class 2A1
   5.76%, 06/01/07 (a)(b)                                 69,920          69,781
STRUCTURED ASSET SECURITIES CORP.
Series 2005-11H Class A2
   5.00%, 06/25/35 (b)                                    41,139          39,856
Series 2005-10 Class 5A7
   5.25%, 12/25/34 (b)                                    10,189          10,071
Series 2006-RF3 Class 4A
   5.58%, 06/01/07 (a)(b)(c)                              10,525          10,479
TBW MORTGAGE BACKED PASS
THROUGH CERTIFICATES
Series 2006-1 Class 3A1
   6.00%, 04/25/36 (b)(d)                                  9,882           9,881
WASHINGTON MUTUAL ALTERNATIVE MORTGAGE PASS-
THROUGH CERTIFICATES
Series 2003-AR1 Class A6
   4.48%, 02/25/08 (a)(b)(d)                               1,354           1,346
Series 2007-1 Class 2A1
   6.00%, 01/25/22 (b)                                    28,910          28,956
Series 2006-3 Class 3CB4
   6.00%, 04/25/36 (b)(d)                                 34,591          34,649
Series 2005-7 Class 3CB
   6.50%, 08/25/35 (b)(d)                                 10,220          10,330
WASHINGTON MUTUAL MSC
MORTGAGE
Series 2002-MS7 Class CB2
   5.92%, 06/01/07 (a)(b)                                  4,076           4,072
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
Series 2004-Z Class 2AIO
   0.21%, 03/01/09 (a)(b)(d)                              66,458             228
Series 2003-0 Class 2A1
   4.62%, 04/25/13 (a)(b)(d)                              19,437          18,721
Series 2004-K Class 2A5
   4.73%, 08/25/11 (a)(b)(d)                              12,018          11,807
Series 2003-N Class 2A2
   4.75%, 05/25/13 (a)(b)(d)                              10,165           9,826
Series 2006-1 Class A3
   5.00%, 03/25/21 (b)                                       449             436
Series 2006-20 Class A1
   5.50%, 12/25/21 (b)(d)                                 43,470          43,097
Series 2006-AR1 Class 2A4
   5.56%, 03/17/12 (a)(b)(d)                              52,453          51,486
Series 2006-AR12 Class 1A1
   6.03%, 08/22/09 (a)(b)                                 38,635          38,757
Series 2006-AR14 Class 2A3
   6.10%, 09/10/09 (a)(b)                                 34,196          34,496
                                                                     -----------
                                                                       5,045,698
COMMERCIAL MORTGAGE BACKED SECURITIES 1.0%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
Series 2005-RR Class A1FL
   5.62%, 06/22/07 (a)(b)(d)                               9,999           9,979
CROWN CASTLE TOWERS LLC
Series 2005-1A Class B
   4.88%, 06/15/35 (c)(d)                                 11,000          10,776
Series 2005-1A Class AFL
   5.70%, 06/15/07 (a)(c)(d)                              14,480          14,572
GLOBAL SIGNAL TRUST III
Series 2004-2A Class C
   4.70%, 12/15/14 (c)(d)                                  7,000           6,825
Series 2006-1 Class A1FL
   5.54%, 06/15/07 (a)(c)(d)                              44,000          44,042
WAMU COMMERCIAL MORTGAGE
SECURITY
Series 2007-SL2 Class A1
   5.42%, 02/18/10 (a)(b)(c)(d)                           44,889          44,524
                                                                     -----------
                                                                         130,718
U.S. GOVERNMENT AGENCY MORTGAGES 7.5%
--------------------------------------------------------------------------------
FANNIE MAE
   7.11%, 06/10/07 to 03/13/08(a)(d)                         925             940
   7.22%, 12/20/07 (a)(d)                                    136             137
   7.38%, 03/10/08 (a)(d)                                    116             117
   6.70%, 03/13/08 (a)(d)                                    102             104
   7.30%, 03/13/08 (a)                                       434             440
   3.82%, 04/01/08 (a)                                     1,205           1,202
   6.28%, 09/08/10 (a)(d)                                  6,375           6,451
   6.12%, 03/09/12 (a)(d)                                  4,210           4,245
   6.50%, 07/01/14 to 09/01/19                             7,841           8,026
   6.50%, 09/01/16 to 04/01/18(d)                          2,927           2,996
   6.00%, 03/25/17 to 04/01/17(d)                         19,386          19,558
   3.75%, 12/25/17                                         2,462           2,341
   5.00%, 06/25/18 (d)                                    15,510           1,701
   6.00%, 01/01/22 to 03/01/27                           101,011         101,569
   4.00%, 11/25/22 to 09/25/31(d)                         16,957          16,139
   4.25%, 07/25/25 (d)                                    16,542          16,099
   4.50%, 04/25/33 to 05/25/33                            19,057          18,274
   5.75%, 09/25/33                                        23,329          23,402
FANNIE MAE TBA
   5.50%, 12/01/99                                       620,000         611,986
   5.00%, 12/01/99                                        51,000          49,717
FREDDIE MAC
   6.88%, 06/15/07 (a)(d)                                    516             520
   6.00%, 05/01/08 to 01/01/22(d)                         47,578          48,062
   5.47%, 11/01/10 (a)(d)                                 18,731          18,821
   5.50%, 08/01/11 to 06/01/21(d)                          9,298           9,233
   7.00%, 03/01/12 (d)                                     1,164           1,195
   6.00%, 11/01/16 (a)(d)                                  6,561           6,637
   9.30%, 11/15/20 (b)(d)                                    297             296
   4.00%, 03/15/23 (b)(d)                                 30,575          28,680
   7.34%, 10/25/25 (a)(d)                                    229             231
   7.31%, 01/15/29 (a)(d)                                    498             504
   6.00%, 11/15/36 (b)                                     1,174           1,178
                                                                     -----------
                                                                       1,000,801
TOTAL MORTGAGE-BACKED SECURITIES
(COST $6,203,156)                                                      6,177,217
                                                                     -----------

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PREFERRED STOCK 1.1% OF NET ASSETS

GENERAL MILLS, INC. (b)(c)                                15,000          15,011
GEORGIA POWER CAPITAL TRUST V (b)                        155,100           3,926
ING GROEP NV (b)                                         513,600          12,977
LEHMAN BROTHERS CR - BANK OF AMERICA, SERIES II
   (c)*                                                   14,700          15,214
LEHMAN BROTHERS CR - BANK OF AMERICA, SERIES III
   (c)*                                                   13,300          13,765
NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
   CORP. (b)                                             184,050           4,625
PINTO TOTTA INTERNATIONAL FINANCE (b)(c)                  15,000          15,134
SOVEREIGN REAL ESTATE INVESTMENT TRUST (b)(c)          1,650,000           2,420
WOODBOURNE PASS-THROUGH TRUST (b)(c)                     590,000          59,275
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $142,692)                                                          142,347
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.2%
--------------------------------------------------------------------------------
CONOCOPHILLIPS
   5.40%, 06/01/07                                         2,700           2,700
COX ENTERPRISES, INC.
   5.57%, 08/15/07                                        25,000          25,000
VIACOM, INC.
   5.44%, 06/06/07                                        46,720          46,684
   5.45%, 06/01/07                                        33,100          33,100
   5.50%, 06/01/07                                        48,085          48,085
                                                                     -----------
                                                                         155,569
REPURCHASE AGREEMENT 0.0%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
   dated 05/31/07, due 06/01/07 at 5.00%, with a
   maturity value of $493 (fully collateralized by
   Federal National Mortgage Assn. with a value of
   $506).                                                    493             493

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   4.69%, 08/30/07                                         6,000           5,931
   4.86%, 07/19/07                                         1,500           1,490
   4.89%, 07/26/07                                         2,500           2,482
   4.92%, 06/14/07                                         1,000             998
   4.92%, 06/21/07                                         1,000             997
   4.94%, 07/12/07                                         2,000           1,989
   5.04%, 07/05/07                                         1,000             996
                                                                     -----------
                                                                          14,883
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $170,944)                                                          170,945
                                                                     -----------

END OF INVESTMENTS.

At 05/31/07 the tax basis cost of the fund's investments was $13,946,950, and the unrealized appreciation and depreciation were $24,652 and ($45,664), respectively, with a net unrealized depreciation of ($21,012).

SHORT SALES 3.8% OF NET ASSETS

U.S. GOVERNMENT AGENCY MORTGAGES 3.8%
--------------------------------------------------------------------------------
FANNIE MAE TBA
   5.00%, 12/01/99                                       250,000         243,711
   6.00%, 12/01/99                                       259,500         259,216
                                                                     -----------
TOTAL SHORT SALES
(COST $507,183)                                                          502,927
                                                                     -----------

END OF SHORT SALE POSITIONS.

In addition to the above, the fund held the following at 05/31/07. All numbers are x 1,000 except number of futures contracts.

                                                     NOTIONAL       UNREALIZED
                                                      AMOUNT      GAINS/(LOSSES)
                                                     (FOREIGN)        (USD)

SWAP AGREEMENTS 0.0% OF NET ASSETS

INTEREST RATE SWAPS 0.0%
--------------------------------------------------------------------------------

BRITISH POUNDS 0.0%
Receive variable rate payments of 3 month LIBOR,
   Pay fixed rate payments of 5.91%, expires
   06/16/14, Lehman Brothers, Inc.                   24,100                  511
Receive variable rate payments of 3 month LIBOR,
   Pay fixed rate payments of 5.91%, expires
   11/30/15, Lehman Brothers, Inc.                   20,000                  479
                                                                  --------------
                                                                             990

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NOTIONAL       UNREALIZED
                                                      AMOUNT      GAINS/(LOSSES)
                                                     (FOREIGN)        (USD)
CREDIT DEFAULT SWAPS 0.0%
--------------------------------------------------------------------------------
ABITIBI-CONSOLIDATED, INC.
   Rate 0.70%, expires 03/20/08, Goldman Sachs
   Capital Markets, L.L.C.                              10,000             (139)
                                                                  --------------
TOTAL UNREALIZED GAINS ON
SWAP AGREEMENTS                                                              851
                                                                  --------------

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE         GAINS
FUTURES CONTRACTS

2 YEARS, SHORT, U.S. TREASURY NOTE
    expires 09/28/07                         (9,777)    1,992,522          3,088
30 YEARS, SHORT, U.S. TREASURY BOND
    expires 09/19/07                            (90)        9,821             12
5 YEARS, SHORT, U.S. TREASURY NOTE
    expires 09/28/07                        (20,249)    2,114,755          2,496
                                                                      ----------
                                                                           5,596

 *  Non-income producing security.
(a) Variable-rate security.
(b) Callable security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,032,936 or 15.3% of net assets.
(d) All or a portion of this security is held as collateral for open futures contracts.
(e) Credit-enhanced security.

SCHWAB INVESTMENTS
SCHWAB GNMA FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  99.1%  MORTGAGE-BACKED SECURITIES                       33,921          33,585

   0.1%  ASSET-BACKED OBLIGATIONS                             26              26

   1.3%  CORPORATE BONDS                                     438             440

  10.9%  SHORT-TERM INVESTMENTS                            3,713           3,713
--------------------------------------------------------------------------------

 111.4%  TOTAL INVESTMENTS                                38,098          37,764

(11.4)%  OTHER ASSETS AND
         LIABILITIES                                                     (3,869)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                      33,895

SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)
MORTGAGE-BACKED SECURITIES 99.1% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 10.8%
--------------------------------------------------------------------------------
CITIGROUP MORTGAGE LOAN
TRUST, INC.
Series 2004-2 Class I01
   0.13%, 06/25/07 (a)(b)                                     60             111
COUNTRYWIDE ALTERNATIVE
LOAN TRUST
Series 2005-23CB Class A15
   5.50%, 07/25/35 (b)                                     1,256           1,234
CS FIRST BOSTON MORTGAGE
SECURITIES CORP.
Series 2001-26 Class 5A1
   7.30%, 06/01/07 (a)(b)                                    205             204
Series 2002-10 Class 2A1
   7.50%, 05/25/32 (b)                                       345             347
MASTR ASSET
SECURITIZATION TRUST
Series 2003-6 Class 9A1
   4.25%, 07/25/33 (b)                                       621             599
STRUCTURED ASSET
SECURITIES CORP.
Series 2002-22H Class 1A
   6.95%, 06/25/07 (a)(b)                                     36              36
TBW MORTGAGE BACKED PASS
THROUGH CERTIFICATES
Series 2006-2 Class CX
 5.50%, 10/23/10 (b)                                       1,767             269
WACHOVIA ASSET
SECURITIZATION, INC.
Series 2002-1 Class 1A1
   6.25%, 10/25/33 (b)                                        25              25
WASHINGTON MUTUAL, INC.
Series 2003-S12 Class 1A3
   4.50%, 11/25/18 (b)                                       436             422
Series 2003-S10 Class A5
   5.00%, 10/25/18 (b)                                       432             427
                                                                     -----------
                                                                           3,674
                                                                     -----------

U.S. GOVERNMENT AGENCY MORTGAGES 88.3%
--------------------------------------------------------------------------------
GINNIE MAE
   4.50%, 02/20/30 (b)                                       308             305
   5.00%, 02/15/18 to 05/15/35(c)                          4,619           4,460
   5.00%, 01/16/32 to 01/15/35                             2,274           2,198
   5.50%, 11/15/18 to 05/20/35(c)                          4,935           4,867
   5.50%, 06/15/33 to 05/15/35                             4,023           3,958
   6.00%, 04/15/28 to 01/15/35(c)                          5,969           6,009
   6.00%, 08/15/34 to 02/15/37                             2,870           2,888
   6.50%, 05/15/24 to 10/15/32(c)                            643             661
   7.00%, 11/15/23 to 08/15/31(c)                            736             771
   7.50%, 07/15/23 to 03/15/28(c)                            297             312
   8.00%, 09/15/07 to 08/15/09(c)                             60              60
   8.50%, 08/15/27 to 12/15/29(c)                             34              37
   9.00%, 09/20/15 to 12/20/30(c)                          1,323           1,419
GINNIE MAE TBA
   5.50%, 12/15/99                                         2,000           1,966
                                                                     -----------
                                                                          29,911
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $33,921)                                                            33,585
                                                                     -----------

ASSET-BACKED OBLIGATIONS 0.1% OF NET ASSETS

COUNTRYWIDE ASSET-BACKED CERTIFICATES
Series 2003-2 Class M2
   6.97%, 06/26/07 (a)(b)(c)                                  26              26
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $26)                                                                    26
                                                                     -----------

CORPORATE BONDS 1.3% OF NET ASSETS

FINANCE 0.5%
--------------------------------------------------------------------------------
FINANCE COMPANY 0.5%
GMAC LLC
   4.38%, 12/10/07                                           162             161
   6.00%, 11/15/07                                             7               7
                                                                     -----------
                                                                             168
                                                                     -----------

SCHWAB GNMA FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT       VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)
INDUSTRIAL 0.8%
--------------------------------------------------------------------------------
CONSUMER CYCLICAL 0.8%
FORD MOTOR CREDIT CO.
   7.20%, 06/15/07                                            20              20
   8.36%, 08/02/07 (a)                                       250             252
                                                                     -----------
                                                                             272
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $438)                                                                  440
                                                                     -----------
SHORT-TERM INVESTMENTS 10.9% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 7.9%
--------------------------------------------------------------------------------
COUNTRYWIDE HOME LOANS
   5.30%, 06/06/07                                           900             899
KINDER MORGAN ENERGY
   5.34%, 06/05/07                                           900             899
VIACOM, INC.
   5.45%, 06/01/07                                           900             900
                                                                     -----------
                                                                           2,698
                                                                     -----------
REPURCHASE AGREEMENT 2.9%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
   dated 05/31/07, due 06/01/07 at 5.00%,
   with a maturity value of $990 (fully
   collateralized by Federal National
   Mortgage Assn. with a value of $1,044.)                   990             990

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
   4.69%, 08/30/07                                            25              25
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $3,713)                                                              3,713
                                                                     -----------

END OF INVESTMENTS.

At 05/31/07 the tax basis cost of the fund's investments was $38,119, and the unrealized appreciation and depreciation were $126 and ($481), respectively, with a net unrealized depreciation of ($355).

In addition to the above, the fund held the following at 05/31/07. All numbers are x1,000 except number of futures contracts.


                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE         LOSSES
FUTURES CONTRACTS

10 YEARS, LONG, U.S. TREASURY NOTE
    expires 09/19/07                              10        1,064            (3)
5 YEARS, LONG, U.S. TREASURY NOTE
    expires 09/28/07                              28        2,924            (9)
                                                                      ----------
                                                                            (12)
                                                                      ----------

(a)  Variable-rate security.
(b)  Callable security.
(c) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.



                                                        COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 30.0%  LONG-TERM INVESTMENTS                            339,884         339,594

 68.8%  SHORT-TERM INVESTMENTS                           777,312         777,234
--------------------------------------------------------------------------------
 98.8%  TOTAL INVESTMENTS                              1,117,196       1,116,828

  1.2%  OTHER ASSETS AND LIABILITIES                                      13,600
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,130,428

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
LONG-TERM INVESTMENTS 30.0% OF NET ASSETS

CALIFORNIA 26.6%
------------------------------------------------------------------------------------------------------------------------------------
ASSOCIATION OF BAY AREA GOVERNMENTS
   RB (Georgiana Bruce Kirby Preparatory School) Series 2007          3.85%     02/01/12 (b)                   4,000           4,000
BAY AREA TOLL AUTHORITY
   San Francisco Bay Area Toll Bridge RB Series 2006F                 5.00%     04/01/09 (e)                   5,815           5,954
CALIFORNIA
   Economic Recovery Bonds Series 2004A                               5.25%     07/01/13 (e)                  35,000          37,590
   GO Refunding Bonds Series 2004                                     5.25%     12/01/12 (b)(e)                7,035           7,543
   GO Refunding Bonds Series 2005                                     5.00%     05/01/12 (e)                   7,065           7,412
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                       5.50%     05/01/09 (e)                   2,000           2,066
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
   RB (Catholic Healthcare West) Series 2005G                         5.00%     07/01/09 (e)                   1,755           1,792
   RB (Catholic Healthcare West) Series 2005G                         5.00%     07/01/10 (e)                   2,000           2,061
   Refunding RB (Cedars-Sinai Medical Center) Series 2005             5.00%     11/15/08 (e)                   1,000           1,017
   Refunding RB (Cedars-Sinai Medical Center) Series 2005             5.00%     11/15/10 (e)                   2,035           2,104
CALIFORNIA PUBLIC WORKS BOARD
   Lease RB (Butterfield State Office Complex) Series 2005A           5.00%     06/01/08 (e)                   4,515           4,571
   Lease RB (Butterfield State Office Complex) Series 2005A           5.00%     06/01/09 (e)                   1,940           1,987
   Lease RB (Dept of Corrections-Kern Cnty at Delano II)
   Series 2003C                                                       5.00%     06/01/12 (e)                   5,000           5,238
CALIFORNIA STATE UNIVERSITY TRUSTEES
   Trustees Systemwide RB Series 2005C                                4.00%     11/01/08 (e)                   2,050           2,057
   Trustees Systemwide RB Series 2005C                                4.00%     11/01/09 (e)                   3,015           3,032

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   Pollution Control Refunding RB (Southern California
   Edison Co) Series A                                                4.10%     04/01/13 (b)(e)                2,000           2,013
   RB (Daughters of Charity Health System) Series 2005F               5.00%     07/01/08 (e)                   1,240           1,251
   RB (Daughters of Charity Health System) Series 2005F               5.00%     07/01/09 (e)                   3,065           3,115
   RB (Daughters of Charity Health System) Series 2005F               5.00%     07/01/10 (e)                   2,455           2,512
   RB (Daughters of Charity Health System) Series 2005G               5.25%     07/01/11 (e)                     950             987
   RB (Huntington Memorial Hospital) Series 2005                      5.00%     07/01/09 (e)                   3,250           3,316
   RB (Kaiser Permanente) Series 2002E                                4.70%     06/01/09 (e)                   5,355           5,415
   Student Housing RB Series 2004                                     5.50%     05/15/09                         660             679
   Student Housing RB Series 2004                                     5.50%     05/15/10 (e)                     900             938
   Student Housing RB Series 2004                                     5.50%     05/15/11 (e)                   1,160           1,222
   Student Housing RB Series 2004                                     5.50%     05/15/12 (e)                   1,450           1,541
CHULA VISTA PUBLIC FINANCING AUTH
   Refunding RB Series 2005A                                          4.00%     09/01/12 (b)(e)                2,980           3,018
DEL MAR RACE TRACK AUTH
   RB Series 2005                                                     5.00%     08/15/08                         550             556
   RB Series 2005                                                     5.00%     08/15/09                         500             510
GOLDEN STATE TOBACCO SECURITIZATION CORP
   Enhanced Tobacco Settlement Asset-Backed Bonds Series
   2003B                                                              5.63%     06/01/13 (b)(e)               27,415          29,919
   Enhanced Tobacco Settlement Asset-Backed Bonds Series
   2003B                                                              5.50%     06/01/13 (b)(e)               15,675          17,003
   Enhanced Tobacco Settlement Asset-Backed Bonds Series
   2005A                                                              5.00%     06/01/16                         585             585
   Enhanced Tobacco Settlement Asset-Backed Bonds Series
   2005A                                                              5.00%     06/01/17 (e)                   5,500           5,535
   Enhanced Tobacco Settlement Asset-Backed Bonds Series
   2005A                                                              5.00%     06/01/18 (e)                   4,190           4,230
   Enhanced Tobacco Settlement Asset-Backed Bonds Series
   2005A                                                              5.00%     06/01/19                       5,000           5,075
IMPERIAL REDEVELOPMENT AGENCY
   Subordinate Tax Allocation Notes Series 2006                       4.50%     12/01/11 (e)                   2,000           1,995
INDIO PUBLIC FINANCING AUTH
   Lease RB Series 2007B                                              3.80%     11/01/12 (b)(c)                5,000           4,980
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
   Sales Tax RB (Prop C) Second Sr Series 2004A                       5.00%     07/01/10 (b)(e)                3,390           3,519
   Sales Tax Refunding RB (Prop A) First Tier Sr Series
   2003A                                                              5.00%     07/01/10 (b)(e)                1,180           1,225
   Sales Tax Refunding RB (Prop C) Second Sr Series 1998A             5.50%     07/01/10 (b)(e)                2,485           2,615
LOS ANGELES CNTY PUBLIC WORKS FINANCING AUTH
   Lease Refunding RB (2005 Master Refunding) Series A                5.00%     12/01/08 (b)(e)                1,000           1,020
NATOMAS UNION SD
   COP Series B                                                       5.00%     02/01/10 (b)(e)               14,575          14,994
ORANGE CNTY PUBLIC FINANCING AUTH
   Lease Refunding RB Series 2005                                     5.00%     07/01/10 (b)(e)                7,155           7,423
PERRIS PUBLIC FINANCING AUTH
   2006 Tax Allocation RB                                             4.40%     10/01/10 (e)                     480             480
   2006 Tax Allocation RB                                             4.55%     10/01/11 (e)                     520             521
   2006 Tax Allocation RB                                             4.65%     10/01/12 (e)                     545             549
ROSEVILLE NATURAL GAS FINANCING AUTH
   RB Series 2007                                                     4.00%     02/15/09 (e)                   1,500           1,506
   RB Series 2007                                                     5.00%     02/15/11 (e)                   1,000           1,034

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
SACRAMENTO CNTY SANITATION DISTRICT FINANCING AUTH
   Refunding RB Series 2007B                                          4.12%     12/01/35 (b)                  20,000          20,000
SACRAMENTO CNTY WATER FINANCING AUTH
   RB (Sacramento Cnty Water Agency) Series 2007B                     4.14%     06/01/34 (b)                  50,000          50,000
SACRAMENTO MUNICIPAL UTILITY DISTRICT
   Electric Refunding RB Series 1997L                                 5.00%     07/01/11 (b)(e)                2,500           2,552
SAN DIEGO CNTY
   COP (Burnham Institute for Medical Research) Series 2006           5.00%     09/01/09 (e)                   1,085           1,108
   COP (Burnham Institute for Medical Research) Series 2006           5.00%     09/01/10 (e)                   1,000           1,026
WESTERN PLACER UNIFIED SD
   COP (School Facilities) Series 2006B                               3.63%     01/01/36 (b)(c)(e)             6,000           5,982
                                                                                                                         -----------
                                                                                                                             300,374

PUERTO RICO 3.4%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO
   Public Improvement Refunding Bonds Series 2003C                    4.25%     07/01/08 (a)(b)                3,275           3,295
   Public Improvement Refunding Bonds Series 2003C                    5.00%     07/01/08 (a)                   4,800           4,851
   Public Improvement Refunding Bonds Series 2003C                    5.00%     07/01/08 (a)(b)(e)            19,250          19,523
PUERTO RICO PUBLIC BUILDINGS AUTH
   Government Facilities Refunding RB Series J                        5.00%     07/01/12 (a)(b)(e)            11,000          11,552
                                                                                                                         -----------
                                                                                                                              39,221
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
   (COST $339,884)                                                                                                           339,595

SHORT-TERM INVESTMENTS 68.8% OF NET ASSETS

CALIFORNIA 53.5%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
   Economic Recovery Bonds Series 2004B2                              5.00%     07/01/07 (a)(e)                8,250           8,258
   Economic Recovery Bonds Series 2004B4                              3.00%     07/01/07 (e)                   1,000           1,000
   Economic Recovery Bonds Series 2004C1                              3.85%     06/01/07 (a)(c)                1,970           1,970
   Economic Recovery Bonds Series 2004C3                              3.86%     06/01/07 (a)(c)                6,500           6,500
   Federal Highway Grant Anticipation Bonds Series 2004A              5.00%     02/01/08 (b)(e)                1,360           1,372
   GO Bonds                                                           3.82%     06/07/07 (a)(c)(d)            15,535          15,535
   GO Bonds                                                           3.86%     06/07/07 (a)(c)(e)            23,350          23,350
   GO Bonds                                                           3.86%     06/07/07 (a)(c)(d)            28,330          28,330
   GO Bonds Series 2004B2                                             3.80%     06/01/07 (a)(b)                1,930           1,930
   GO Bonds Series 2007                                               3.76%     06/07/07 (a)(b)(c)(d)         25,000          25,000
   GO Refunding Bonds                                                 3.86%     06/07/07 (a)(c)(d)             5,905           5,905
   GO Refunding Bonds Series 2007                                     3.71%     08/01/07 (a)(b)(c)(d)         25,000          25,000
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                       3.86%     06/07/07 (a)(c)(d)            19,490          19,490
   Power Supply RB Series 2002A                                       5.50%     05/01/08 (e)                  20,845          21,185
   Power Supply RB Series 2002B1                                      3.80%     06/01/07 (a)(b)                4,105           4,105

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
   Power Supply RB Series 2002B3                                      3.80%     06/01/07 (a)(b)                7,000           7,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
   RB (Asian Art Museum Foundation of SF) Series 2005                 3.80%     06/01/07 (a)(b)(c)             7,300           7,300
   RB (J. David Gladstone Institutes) Series 2001                     4.00%     10/01/07 (e)                   2,000           2,000
   RB (J. Paul Getty Trust) Series 2003D                              3.80%     06/01/07 (a)                   2,000           2,000
CALIFORNIA PUBLIC WORKS BOARD
   Lease RB (Butterfield State Office Complex) Series 2005A           5.00%     06/01/07 (e)                   3,285           3,285
   Lease Refunding RB (Dept of Corrections) Series 2004D              4.50%     12/01/07 (b)(e)                3,550           3,566
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   COP (Eskaton Properties)                                           3.95%     07/06/07 (a)(b)               14,500          14,500
   RB (Kaiser Permanente) Series 2007B                                4.36%     07/01/07 (a)                  37,000          37,036
   Student Housing RB Series 2004                                     5.50%     05/15/08                         400             406
CONTRA COSTA WATER DISTRICT
   Refunding RB Series N                                              3.78%     06/07/07 (a)(b)(c)(d)          5,440           5,440
DEL MAR RACE TRACK AUTH
   RB Series 2005                                                     5.00%     08/15/07                         250             251
DIAMOND BAR PUBLIC FINANCING AUTH
   Lease RB (Community/Senior Center) Series 2002A                    3.85%     06/06/07 (a)(b)                3,890           3,890
GOLDEN STATE TOBACCO SECURITIZATION CORP
   Enhanced Tobacco Settlement Asset-Backed Bonds Series
   2005A                                                              3.79%     06/07/07 (a)(b)(c)(d)         16,570          16,570
   Enhanced Tobacco Settlement Asset-Backed Bonds Series
   2007A1                                                             3.79%     06/07/07 (a)(b)(c)(d)         20,000          20,000
IRVINE ASSESSMENT DISTRICT
   No.05-21 Limited Obligation Improvement Bonds Series A             3.84%     06/01/07 (a)(b)                3,000           3,000
IRVINE RANCH WATER DISTRICT
   1986 Capital Improvement Project                                   3.61%     06/01/07 (a)(b)                  400             400
MODESTO PUBLIC FINANCING AUTH
   Leasing Refunding and Capital Improvement Bonds                    3.70%     06/07/07 (b)                  25,000          25,000
NORTHERN CALIFORNIA GAS AUTHORITY NO. 1
   Gas Project RB Series 2007B                                        4.31%     10/01/07 (a)                  50,000          49,998
ORANGE CNTY SANITATION DISTRICT
   Refunding COP Series 2000A                                         3.83%     06/01/07 (a)(c)                1,000           1,000
ROSEVILLE NATURAL GAS FINANCING AUTH
   Gas RB Series 2007                                                 3.62%     08/15/07 (a)(c)(d)            11,120          11,120
SAN DIEGO PUBLIC FACILITIES FINANCING AUTH
   Subordinate Sewer Revenue Notes Series 2007                        3.79%     06/07/07 (a)(b)(c)(d)         50,000          50,000
SAN DIEGO UNIFIED SD
   2006-2007 TRAN Series A                                            4.50%     07/24/07 (e)                  25,000          25,020
SAN MATEO COMMUNITY COLLEGE DISTRICT
   GO Bonds (Election of 2005) Series 2006B                           3.78%     06/07/07 (a)(c)(d)            16,170          16,170
SANTA BARBARA REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Central City
   Redevelopment) Sr Series 1995A                                     6.00%     03/01/08 (b)(e)                1,535           1,562
SANTA CLARA
   Insurance Funding Bonds Series 1987                                3.00%     04/01/08 (a)(b)(e)             5,000           4,976
SANTA CLARA VALLEY TRANSPORTATION AUTH
   Sales Tax RB (2000 Measure A) Series 2006F                         3.65%     08/07/07 (a)(b)               20,000          20,000
   Sales Tax RB (2000 Measure A) Series 2006G                         3.65%     08/06/07 (a)(b)                4,000           4,000
SONOMA CNTY JUNIOR COLLEGE DISTRICT
   GO Bonds (Election of 2002) Series B                               3.58%     06/07/07 (a)(b)(c)(d)          4,970           4,970
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
   RB Series 2001C1                                                   3.85%     06/01/07 (a)(c)                4,000           4,000
TEMECULA VALLEY UNIFIED SD
   GO Refunding Bonds Series 2004                                     6.00%     08/01/07 (b)(e)                1,000           1,004

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
UNIVERSITY OF CALIFORNIA
   General RB Series 2007J                                            3.78%     06/07/07 (a)(b)(c)(d)         49,585          49,585
VENTURA CNTY
   2006-07 TRAN                                                       4.50%     07/02/07 (e)                  20,000          20,009
                                                                                                                         -----------
                                                                                                                             603,987

PUERTO RICO 15.3%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO
   CP Program                                                         4.05%     06/11/07                       4,890           4,890
   CP Program                                                         4.07%     06/14/07                       8,901           8,901
   CP Program                                                         4.10%     06/15/07                       2,500           2,500
   CP Program                                                         4.20%     06/28/07                       6,009           6,009
PUERTO RICO
   Public Improvement & Refunding Bonds Series 2000                   3.79%     06/07/07 (a)(b)(c)(d)          1,135           1,135
   Public Improvement Bonds Series 1996                               3.64%     07/02/07 (a)(b)               12,900          12,900
   Public Improvement Bonds Series 2000                               3.75%     06/07/07 (a)(b)(c)(d)            930             930
   Public Improvement Bonds Series 2001A                              3.78%     06/07/07 (a)(b)(c)(d)(e)       6,635           6,635
   Public Improvement Refunding Bonds Series 2006A                    3.79%     06/07/07 (a)(b)(c)(d)            720             720
PUERTO RICO AQUEDUCT & SEWER AUTH
   Ban Series 2007B                                                   3.82%     06/07/07 (a)(b)(c)(d)         16,000          16,000
   Refunding Bonds Series 1995                                        3.70%     07/02/07 (a)(b)               10,000          10,000
PUERTO RICO ELECTRIC POWER AUTH
   Power Refunding RB Series UU                                       4.11%     07/01/07 (a)(b)                5,000           4,998
   Refunding RB Series UU                                             3.79%     06/07/07 (a)(b)(c)(d)         14,760          14,760
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
   Transportation Refunding RB Series L                               3.78%     06/07/07 (a)(b)(c)(d)          3,000           3,000
   Transportation Refunding RB Series N                               4.11%     07/01/07 (a)(b)               65,000          65,016
PUERTO RICO PUBLIC BUILDINGS AUTH
   Government Facilities RB Series B                                  3.78%     06/07/07 (a)(b)(c)(d)          3,900           3,900
   Government Facilities Refunding RB Series K                        4.50%     07/01/07 (a)(e)                6,950           6,952
   Refunding RB Series L                                              3.79%     06/07/07 (a)(b)(c)(d)          4,000           4,000
                                                                                                                         -----------
                                                                                                                             173,246
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $777,312)                                                                                                           777,233

END OF INVESTMENTS.

At 05/31/07 the tax basis cost of the fund's investments was $1,117,193 and the unrealized appreciation and depreciation were $594 and ($959), respectively, with a net unrealized depreciation of ($365).

In addition to the above, the fund held the following at 05/31/07. All numbers are x1,000 except number of open futures contracts.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE         GAINS
FUTURES CONTRACTS

10 YEARS, SHORT, U.S. TREASURY NOTE
expires 09/19/07                               (230)       24,466             70
2 YEARS, SHORT, U.S. TREASURY NOTE
expires 09/28/07                                (50)       10,190             16
5 YEARS, SHORT, U.S. TREASURY NOTE
expires 09/28/07                               (250)       26,109             74
                                                                      ----------
                                                                             161

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $344,195 or 30.5% of net assets.
(e) All or a portion of this security is held as collateral for open futures contracts.

 BAN -- Bond anticipation note
 COP -- Certificate of participation
  GO -- General obligation
  RB -- Revenue bond
TRAN -- Tax and revenue anticipation note

SCHWAB INVESTMENTS
SCHWAB TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2007 (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 32.5%  LONG-TERM INVESTMENTS                            199,930         199,407

 66.3%  SHORT-TERM INVESTMENTS                           407,840         406,974
--------------------------------------------------------------------------------
 98.8%  TOTAL INVESTMENTS                                607,770         606,381

  1.2%  OTHER ASSETS AND LIABILITIES                                       7,175
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       613,556


ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
LONG-TERM INVESTMENTS 32.5% OF NET ASSETS

ALABAMA 0.5%
------------------------------------------------------------------------------------------------------------------------------------
BIRMINGHAM SPECIAL CARE FACILITIES FINANCING AUTH
    RB (Baptist Health System Inc) Series 2005A                       5.00%     11/15/09 (e)                   1,565           1,587
HEALTH CARE AUTH FOR BAPTIST HEALTH
    Bonds Series 2006D                                                5.00%     11/15/11 (e)                   1,600           1,651
                                                                                                                         -----------
                                                                                                                               3,238

ALASKA 0.6%
------------------------------------------------------------------------------------------------------------------------------------
ALASKA HOUSING FINANCE CORP
    General Mortgage RB Series 1997A                                  5.90%     12/01/19 (b)(e)                3,830           3,906

ARKANSAS 1.1%
------------------------------------------------------------------------------------------------------------------------------------
FORT SMITH
    Sales and Use Tax Refunding and Improvement Bonds
    Series 2006                                                       4.00%     09/01/14 (b)                   3,310           3,320
    Sales and Use Tax Refunding and Improvement Bonds
    Series 2006                                                       3.95%     09/01/15 (b)                   3,630           3,620
                                                                                                                         -----------
                                                                                                                               6,940

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
CALIFORNIA 0.2%
------------------------------------------------------------------------------------------------------------------------------------
IMPERIAL REDEVELOPMENT AGENCY
    Subordinate Tax Allocation Notes Series 2006                      4.50%     12/01/11 (e)                   1,300           1,297

DISTRICT OF COLUMBIA 0.2%
------------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA HFA
    Capital Program RB Series 2005                                    5.00%     07/01/08 (b)(e)                1,000           1,013

FLORIDA 3.5%
------------------------------------------------------------------------------------------------------------------------------------
CITIZENS PROPERTY INSURANCE CORP
    High-Risk Account Sr Secured Refunding Bonds
    Series 2007A                                                      5.00%     03/01/10 (b)                   5,000           5,147
EAST HOMESTEAD COMMUNITY DEVELOPMENT DISTRICT
    Special Assessment RB Series 2006B                                5.00%     05/01/11                         775             772
FLORIDA HURRICANE CATASTROPHE FUND FINANCE CORP
    RB Series 2006A                                                   5.00%     07/01/09 (e)                   5,000           5,112
HIGHLANDS CNTY HEALTH FACILITIES AUTH
    Hospital RB (Adventist Health System/Sunbelt
    Obligated Group) Series 2005I                                     5.00%     11/16/09 (a)(e)                8,150           8,325
    Hospital Refunding RB (Adventist Health
    System/Sunbelt Obligated Group) Series 2005A                      5.00%     11/15/09 (e)                     250             255
    Hospital Refunding RB (Adventist Health
    System/Sunbelt Obligated Group) Series 2005B                      5.00%     11/15/09 (e)                     500             510
UNIVERSITY OF FLORIDA ATHLETIC ASSN
    RB Series 2005                                                    3.30%     10/01/08 (a)(b)                1,500           1,489
                                                                                                                         -----------
                                                                                                                              21,610

ILLINOIS 0.3%
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS DEVELOPMENT FINANCE AUTH
    RB (Resurrection Health Care) Series 2005A                        3.75%     07/01/09 (a)(e)                2,000           1,978

INDIANA 0.6%
------------------------------------------------------------------------------------------------------------------------------------
INDIANA HEALTH & EDUCATIONAL FACILITY FINANCING AUTH
    Hospital Refunding RB (Clarion Health Obligated
    Group) Series 2006B                                               5.00%     02/15/09                         720             733
SEYMOUR
    Economic Development Refunding RB (Union Camp
    Corp) Series 1992                                                 6.25%     07/01/12 (e)                   2,670           2,867
                                                                                                                         -----------
                                                                                                                               3,600

IOWA 0.2%
------------------------------------------------------------------------------------------------------------------------------------
IOWA FINANCE AUTH
    Health Facilities Development Refunding RB (Care
    Initiatives) Series 2006A                                         5.25%     07/01/10                       1,450           1,487

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
LOUISIANA 1.0%
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA
    GO Match Bonds Series 2006B                                       5.00%     07/15/11 (b)(e)                2,000           2,083
    GO Refunding Bonds Series 1998A                                   5.25%     04/15/09 (b)(e)                4,000           4,088
                                                                                                                         -----------
                                                                                                                               6,171
MASSACHUSETTS 0.3%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTH
    RB (Partners HealthCare System) Series A                          5.38%     07/01/17 (b)(e)                2,000           2,022

MICHIGAN 1.7%
------------------------------------------------------------------------------------------------------------------------------------
DETROIT
    Sewage Disposal System Second Lien RB Series 2001D2               5.50%     01/01/12 (a)(b)(e)             5,000           5,308
KENT HOSPITAL FINANCE AUTH
    Refunding RB (Spectrum Health) Series 2005B                       5.00%     07/15/11                       5,000           5,180
                                                                                                                         -----------
                                                                                                                              10,488
MINNESOTA 0.1%
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MUNICIPAL POWER AGENCY
    Electric RB Series 2005                                           3.50%     10/01/08 (e)                     685             680

MISSISSIPPI 0.1%
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTH
    RB (Mississippi Baptist Health Systems) Series
    2007A                                                             5.00%     08/15/09                         500             509

MISSOURI 1.6%
------------------------------------------------------------------------------------------------------------------------------------
BI-STATE DEVELOPMENT AGENCY OF THE MISSOURI-ILLINOIS
    METROPOLITAN DISTRICT
    Subordinate Mass Transit Sales Tax Appropriation
    Bonds (Metrolink Cross Cnty Extension) Series 2005A               3.95%     10/01/09 (a)(b)(e)             3,000           3,002
KANSAS CITY INTERNATIONAL AIRPORT
    General Improvement Refunding RB Series 2005H                     5.00%     09/01/08 (e)                   6,480           6,573
                                                                                                                         -----------
                                                                                                                               9,575
NEVADA 1.5%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY SPECIAL IMPROVEMENT DISTRICT # 121
    (Southern Highlands) Subordinate Local Improvement
    Refunding Bonds Series 2006B                                      4.35%     12/01/09 (e)                     465             466
    (Southern Highlands) Subordinate Local Improvement
    Refunding Bonds Series 2006B                                      4.50%     12/01/10 (e)                     485             487
    (Southern Highlands) Subordinate Local Improvement
    Refunding Bonds Series 2006B                                      4.60%     12/01/11 (e)                     245             247

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
HENDERSON
    Health Facility RB (Catholic Healthcare West)
    Series 2005B                                                      5.00%     07/01/08 (e)                   3,000           3,033
    Health Facility RB (Catholic HealthCare West)
    Series 2007B                                                      4.00%     07/01/12                       2,000           1,978
    Local Improvement District No.T-18 (Inspirada)
    Limited Obligation Improvement Bonds                              4.60%     09/01/11 (e)                   2,025           2,043
NORTH LAS VEGAS SPECIAL IMPROVEMENT DISTRICT # 60
    Subordinate Local Improvement Refunding Bonds
    (Aliante) Series 2006B                                            4.15%     12/01/08 (e)                     630             631
    Subordinate Local Improvement Refunding Bonds
    (Aliante) Series 2006B                                            4.35%     12/01/09 (e)                     330             331
                                                                                                                         -----------
                                                                                                                               9,216
NEW MEXICO 0.8%
------------------------------------------------------------------------------------------------------------------------------------
FARMINGTON
    Pollution Control Refunding RB (Southern
    California Edison Co-Four Corners) Series 2005A                   3.55%     04/01/10 (a)(b)(e)             4,850           4,800

NEW YORK 4.4%
------------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN TRANSPORTATION AUTH
    Commuter Facilities Service Contract Bonds Series
    1997-3                                                            7.38%     07/01/08                         985           1,004
NEW YORK CITY
    GO Bonds Fiscal 1997 Series A                                     6.25%     08/01/08 (e)                   2,000           2,023
    GO Bonds Fiscal 1997 Series H                                     5.90%     08/01/09                       1,960           1,986
NEW YORK STATE DORMITORY AUTH
    Mortgage Hospital RB (New York and Presbyterian
    Hospital) Series 1998                                             4.75%     08/01/16 (b)(e)                7,000           7,104
    State University Educational Facilities RB Series
    1990C                                                             7.38%     05/15/10                       1,280           1,357
    Third General Resolution RB Series 2002B                          5.25%     05/15/12 (a)(b)(e)             5,000           5,308
TROY INDUSTRIAL DEVELOPMENT AUTH
    Civic Facility RB (Rensselaer Polytechnic
    Institute) Series 2002E                                           4.05%     09/01/11 (a)                   8,000           7,984
                                                                                                                         -----------
                                                                                                                              26,766
NORTH DAKOTA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
WARD CNTY
    Health Care Facilities RB (Trinity Obligated
    Group) Series 2006                                                5.00%     07/01/09                         465             472
    Health Care Facilities RB (Trinity Obligated
    Group) Series 2006                                                5.00%     07/01/11                       1,000           1,025
                                                                                                                         -----------
                                                                                                                               1,497
OHIO 0.4%
------------------------------------------------------------------------------------------------------------------------------------
CLEVELAND
    COP (Cleveland Stadium) Series 1997                               5.25%     11/15/10 (b)                   2,500           2,566

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
PENNSYLVANIA 0.8%
------------------------------------------------------------------------------------------------------------------------------------
SOUTHCENTRAL GENERAL AUTH
    Guaranteed RB Series 2001                                         4.50%     12/01/08 (a)(b)(e)             5,000           5,056

SOUTH CAROLINA 1.6%
------------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTH
    Hospital Improvement RB (Palmetto Health) Series 2007             4.51%     08/01/13                      10,000          10,000

TENNESSEE 4.5%
------------------------------------------------------------------------------------------------------------------------------------
SHELBY CNTY HEALTH EDUCATION & HOUSING FACILITIES BOARD
    RB (Baptist Memorial Health Care) Series 2004A                    5.00%     09/01/08 (e)                   3,000           3,037
    RB (Baptist Memorial Health Care) Series 2004A                    5.00%     10/01/08 (a)(e)               19,000          19,251
TENNESSEE ENERGY ACQUISITION CORP
    Gas Project RB Series 2006A                                       5.00%     09/01/09 (e)                   5,000           5,110
                                                                                                                         -----------
                                                                                                                              27,398
TEXAS 4.2%
------------------------------------------------------------------------------------------------------------------------------------
BRAZOS RIVER AUTH
    Refunding RB (Houston Industries) Series 1998A                    5.13%     05/01/19 (b)                   1,750           1,802
CORPUS CHRISTI INDEPENDENT SD
    Unlimited Tax Refunding Bonds Series 2005                         5.00%     08/15/12 (b)(e)                2,110           2,122
HARRIS COUNTY HEALTH FACILITIES DEVELOPMENT CORP
    Hospital RB (Memorial Hermann Hospital System)
    Series 1998                                                       5.25%     06/01/27 (b)                   2,200           2,248
NORTH TEXAS TOLLWAY AUTH
    Dallas North Tollway System Refunding RB Series
    2003B                                                             5.00%     07/01/08 (a)(b)(e)             3,000           3,039
NORTHSIDE INDEPENDENT SD
    Unlimited Tax School Building Bonds Series 2007A                  3.78%     06/01/09 (a)(b)(c)            10,000           9,987
SPRING INDEPENDENT SD
    Unlimited Tax Schoolhouse Bonds Series 2005A                      5.00%     08/15/08 (a)(b)(c)(e)          5,000           5,074
TOMBALL HOSPITAL AUTH
    Refunding RB Series 2005                                          5.00%     07/01/09                       1,205           1,218
                                                                                                                         -----------
                                                                                                                              25,490
WASHINGTON 2.0%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY NORTHWEST
    Electric Refunding RB (Project 1) Series 2006A                    5.00%     07/01/11 (e)                   5,000           5,199
KING CNTY
    Limited Tax GO Bonds (Baseball Stadium) Series
    1997D                                                             5.60%     12/01/09 (e)                   6,710           6,905
                                                                                                                         -----------
                                                                                                                              12,104
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
  (COST $199,930)                                                                                                            199,407
                                                                                                                         -----------

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 66.3% OF NET ASSETS

ARIZONA 4.2%
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA EDUCATIONAL LOAN MARKETING CORP
    RB Series 1998B                                                   3.95%     07/05/07 (a)                   5,100           5,100
ARIZONA HEALTH FINANCING CORP
    Hospital RB (Phoenix Children's Hospital) Series
    2007A                                                             4.76%     06/07/07 (a)                  15,000          15,156
MARICOPA COUNTY INDUSTRIAL DEVELOPMENT AUTH
    M/F Housing RB (AHF Affordable Housing Portfolio)
    Series 2003B                                                      4.05%     06/28/07 (a)                   4,200           4,200
PINAL CNTY
    COP Series 2004                                                   4.00%     12/01/07                       1,150           1,149
                                                                                                                         -----------
                                                                                                                              25,605
CALIFORNIA 4.8%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
    Various Purpose GO Bonds                                          8.00%     11/01/07 (b)(e)                  750             763
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
    COP (Eskaton Properties)                                          3.95%     07/06/07 (a)(b)(e)             7,850           7,850
SANTA CLARA VALLEY TRANSPORTATION AUTH
    Sales Tax RB (2000 Measure A) Series 2006G                        3.65%     08/06/07 (a)(b)               21,000          21,000
                                                                                                                         -----------
                                                                                                                              29,613
COLORADO 1.4%
------------------------------------------------------------------------------------------------------------------------------------
E-470 PUBLIC HIGHWAY IMPROVEMENT AUTH
    Sr RB Series 1997A                                                5.25%     09/01/07 (b)(e)                8,245           8,354

FLORIDA 3.4%
------------------------------------------------------------------------------------------------------------------------------------
ALACHUA CNTY HEALTH FACILITIES AUTH
    Refunding RB (Shands HealthCare) Series 2007B                     4.44%     06/01/07 (a)                  10,210          10,211
ESCAMBIA CNTY HEALTH FACILITIES AUTH
    RB (Ascension Health Credit Group) Series 2003A                   5.00%     11/15/07 (e)                   1,500           1,508
GULF BREEZE
    Capital Funding RB Series 1997A                                   4.21%     06/01/07 (a)(b)(e)             5,095           5,370
HIGHLANDS CNTY HEALTH FACILITIES AUTH
    Hospital Refunding RB (Adventist Health
    System/Sunbelt Obligated Group) Series 2005A                      5.00%     11/15/07                         525             528
    Hospital Refunding RB (Adventist Health
    System/Sunbelt Obligated Group) Series 2005B                      5.00%     11/15/07                         900             904
ORLANDO
    Capital Improvement Special RB Series 2005B                       5.00%     04/01/08 (e)                   2,460           2,485
                                                                                                                         -----------
                                                                                                                              21,006

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
ILLINOIS 0.7%
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS DEVELOPMENT FINANCE AUTH
    RB (Resurrection Health Care) Series 2005D                        4.01%     06/07/07 (a)                   4,000           4,000
    RB (Resurrection Health Care) Series 2005E                        4.01%     06/07/07 (a)                     310             310
                                                                                                                         -----------
                                                                                                                               4,310
INDIANA 0.1%
------------------------------------------------------------------------------------------------------------------------------------
INDIANA HEALTH & EDUCATIONAL FACILITY FINANCING AUTH
    Hospital Refunding RB (Clarion Health Obligated
    Group) Series 2006B                                               5.00%     02/15/08                         725             730

KANSAS 0.7%
------------------------------------------------------------------------------------------------------------------------------------
JUNCTION CITY
    Temporary Notes Series 2006C                                      5.00%     08/01/07                       2,000           2,004
    Temporary Notes Series 2006D                                      5.00%     08/01/07                       2,000           2,004
                                                                                                                         -----------
                                                                                                                               4,008
KENTUCKY 1.2%
------------------------------------------------------------------------------------------------------------------------------------
KENTUCKY RURAL WATER FINANCE CORP
    Public Projects Construction Notes Series A1                      3.70%     10/01/07 (a)                   7,225           7,223

LOUISIANA 2.5%
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA PUBLIC FACILITIES AUTH
    Equipment and Capital Facilities RB (Pooled Loan)
    Series 2002A                                                      4.26%     06/07/07 (a)(b)               12,090          12,090
    RB (Blood Center Properties) Series 2000                          4.08%     06/07/07 (a)(b)                2,900           2,900
                                                                                                                         -----------
                                                                                                                              14,990
MASSACHUSETTS 7.1%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
    GO Bonds Consolidated Loan Series 1992D                           6.00%     05/01/08 (e)                   2,275           2,320
    GO Refunding Bonds Series 2006C                                   3.67%     06/01/07 (a)(b)               10,395          10,124
    GO Refunding Bonds Series 2007A                                   4.14%     08/01/07 (a)                  25,000          25,000
MASSACHUSETTS HEALTH & EDUCATIONAL FACILTIES AUTH
    RB (Caritas Christi Obligated Group) Series A                     5.25%     07/01/07                       6,050           6,053
                                                                                                                         -----------
                                                                                                                              43,497
MICHIGAN 2.1%
------------------------------------------------------------------------------------------------------------------------------------
DETROIT SEWAGE DISPOSAL SYSTEM
    Sr Lien Refunding RB Series 2006D                                 4.18%     07/02/07 (a)(b)                5,000           5,000
MICHIGAN HOSPITAL FINANCING AUTH
    RB (Ascension Health) Series 1999B4                               5.38%     11/15/07 (a)(e)                2,000           2,013

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
MICHIGAN STATE STRATEGIC FUND
    Limited Obligation Refunding RB (Dow Chemical Co)
    Series 2003B1                                                     3.95%     06/06/07 (a)                   6,100           6,100
                                                                                                                         -----------
                                                                                                                              13,113
MINNESOTA 0.1%
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MUNICIPAL POWER AGENCY
    Electric RB Series 2005                                           3.50%     10/01/07                         445             444

NEBRASKA 1.6%
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL PLAINS ENERGY PROJECT
    Gas Project RB (Project No.1)                                     4.25%     06/01/07 (a)                  10,000          10,010

NEW JERSEY 7.1%
------------------------------------------------------------------------------------------------------------------------------------
CAMDEN
    BAN Series 2006A                                                  4.50%     06/25/07 (e)                  10,000          10,002
    BAN Series 2006B                                                  4.50%     09/04/07 (e)                  10,423          10,434
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
    Cigarette Tax RB Series 2004                                      4.16%     06/07/07 (a)(c)(d)             4,795           4,795
    School Facilities Construction Bonds Series 2005O                 3.91%     06/07/07 (a)(c)(d)             9,995           9,995
    School Facilities Construction Bonds Series 2005O                 3.25%     03/01/08 (e)                   1,100           1,094
NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
    RB (Catholic Health East) Series 2007E                            4.39%     08/15/07 (a)                   3,000           3,000
UNIVERSITY OF MEDICINE & DENTISTRY
    Bonds Series 2002B                                                3.76%     06/07/07 (a)(b)(c)             1,500           1,500
WEEHAWKEN TOWNSHIP
    TAN                                                               4.50%     10/11/07                       3,000           3,007
                                                                                                                         -----------
                                                                                                                              43,827
NEW YORK 6.4%
------------------------------------------------------------------------------------------------------------------------------------
GLOVERSVILLE SD
    BAN Series 2006                                                   4.50%     06/29/07                      10,000          10,004
METROPOLITAN TRANSPORTATION AUTH
    Transportation RB Series 2006A                                    3.89%     06/07/07 (a)(c)(d)             6,250           6,250
    Transportation Refunding RB Series 2002A                          3.89%     06/07/07 (a)(c)(d)             2,595           2,595
NEW YORK CITY
    GO Bonds Fiscal 2006J                                             3.83%     06/07/07 (a)(c)(d)               527             527
NEW YORK CITY INDUSTRIAL DEVELOPMENT AGENCY
    Pilot RB (Yankee Stadium) Series 2006                             3.57%     06/01/07 (a)(b)               15,360          15,193
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
    Second General Resolution RB Fiscal 2007 Series CC1               3.88%     06/01/07 (a)(c)                2,000           2,000
NEW YORK CITY TRANSITIONAL FINANCE AUTH
    Recovery Bonds Fiscal 2003 Series 3B                              3.92%     06/01/07 (a)(c)                2,135           2,135
NEW YORK STATE POWER AUTH
    General Purpose Bonds Series W                                    6.50%     01/01/08                         560             569
                                                                                                                         -----------
                                                                                                                              39,273

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
NORTH CAROLINA 3.3%
------------------------------------------------------------------------------------------------------------------------------------
FAYETTEVILLE
    Public Works Commission Revenue Notes Series 2005                 3.55%     01/15/08 (b)(e)                8,755           8,743
NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY
    Power System Refunding RB Series 1993B                            7.00%     01/01/08                      11,230          11,422
                                                                                                                         -----------
                                                                                                                              20,165
OHIO 0.8%
------------------------------------------------------------------------------------------------------------------------------------
OHIO AIR QUALITY DEVELOPMENT AUTH
    Refunding RB (Cincinnati Gas & Electric Co) Series
    1995A                                                             3.98%     06/06/07 (a)                   5,100           5,100

OKLAHOMA 1.3%
------------------------------------------------------------------------------------------------------------------------------------
TULSA CNTY INDUSTRIAL AUTH
    M/F Housing RB (AHF Affordable Housing) Series
    2003B                                                             4.05%     07/05/07 (a)                   8,000           8,000

PENNSYLVANIA 5.1%
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY COUNTY HOSPITAL DEVELOPMENT AUTH
    Univ of Pittsburgh Medical Center RB Series 2007A-1               4.41%     08/01/07 (a)                   5,000           5,000
LEHIGH CNTY GENERAL PURPOSE AUTH
    Hospital RB (Saint Luke's Hospital of Bethlehem)
    Series 2007                                                       4.51%     08/15/07 (a)                   5,000           4,999
PHILADELPHIA
    Water and Wastewater RB Series 1997A                              5.00%     08/01/07 (b)(e)                4,000           4,088
SAYRE HEALTH CARE FACILITIES AUTH
    RB (Guthrie Health) Series 2007                                   4.36%     06/01/07 (a)                   8,500           8,500
SCHULKILL COUNTY INDUSTRIAL DEVELOPMENT AUTH
    Resource Recovery Refunding RB (WPS Westwood
    Generation)                                                       4.01%     06/06/07 (a)                   8,875           8,875
                                                                                                                         -----------
                                                                                                                              31,462
PUERTO RICO 1.6%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO
    CP Program                                                        4.05%     06/11/07                       5,200           5,200
    CP Program                                                        4.07%     06/14/07                       2,426           2,426
PUERTO RICO PUBLIC BUILDINGS AUTH
    Government Facilities Refunding RB Series K                       4.50%     07/01/07 (a)(e)                1,900           1,901
    Refunding RB Series L                                             3.79%     06/07/07 (a)(b)(c)(d)            500             500
                                                                                                                         -----------
                                                                                                                              10,027
SOUTH CAROLINA 0.4%
------------------------------------------------------------------------------------------------------------------------------------
RICHLAND CNTY
    Environmental Improvement Refunding RB
    (International Paper Co) Series 2002A                             4.25%     10/01/07                       2,500           2,501

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
    TYPE OF SECURITY, SERIES                                           RATE       DATE                   ($ X 1,000)     ($ X 1,000)
TEXAS 6.8%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL AREA HOUSING FINANCE CORP
    M/F Housing RB (AHF Affordable Housing) Series
    2003A                                                             3.99%     06/28/07 (a)                   4,000           4,000
HOUSING OPTIONS, INC.
    M/F Housing RB (AHF Affordable Housing) Series
    2003A                                                             4.00%     07/05/07 (a)                   4,000           4,000
SPRING INDEPENDENT SD
    Unlimited Tax Schoolhouse Bonds Series 2005A                      3.75%     08/15/07 (a)(b)(c)(e)          5,000           4,997
TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORP I
    Gas Supply RB Sr Lien Series 2006B                                3.93%     06/15/07 (a)                  11,815          11,815
    Gas Supply RB Sr Lien Series 2006B                                4.15%     06/15/07 (a)                   2,000           2,001
    Gas Supply RB Sr Lien Series 2006B                                4.30%     06/15/07 (a)                  15,000          15,008
                                                                                                                         -----------
                                                                                                                              41,821
VIRGINIA 1.3%
------------------------------------------------------------------------------------------------------------------------------------
LOUISA INDUSTRIAL DEVELOPMENT AUTH
    Pollution Control RB (Virginia Electric and Power
    Co) Series 1984                                                   4.00%     06/01/07                       4,000           4,000
    Pollution Control RB (Virginia Electric and Power
    Co) Series 1984                                                   4.05%     06/18/07                       2,000           2,000
    Pollution Control RB (Virginia Electric and Power
    Co) Series 1984                                                   4.05%     06/25/07                       2,000           2,000
                                                                                                                         -----------
                                                                                                                               8,000
WASHINGTON 0.6%
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON HIGHER EDUCATION FACILITIES AUTH
    Refunding RB (University of Puget Sound) Series
    2006A                                                             5.00%     04/01/08 (a)(b)(e)             2,000           2,020
WASHINGTON PUBLIC POWER SUPPLY SYSTEM
    Refunding RB (Nuclear Project No.1) Series 1993A                  3.80%     07/02/07 (a)(b)                1,400           1,400
                                                                                                                         -----------
                                                                                                                               3,420
WISCONSIN 1.7%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTH
    RB (Hospital Sisters Services) Series 2003B                       4.50%     12/01/07 (a)(b)(e)            10,440          10,475
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $407,840)                                                                                                            406,974
                                                                                                                         -----------


END OF INVESTMENTS.


At 05/31/07, the tax basis cost of the fund's investments was $607,781 and the unrealized appreciation and depreciation was $137 and ($1,537), respectively, with a net unrealized depreciation of ($1,400).

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


In addition to the above, the fund held the following at 05/31/07. All numbers are x 1,000 except number of futures contracts.


                                        NUMBER OF     CONTRACT        UNREALIZED
                                        CONTRACTS      VALUE            GAINS
FUTURES CONTRACTS

2 YEARS, SHORT, U.S. TREASURY NOTE
   expires 09/28/07                          (50)       10,190                16
5 YEARS, SHORT, U.S. TREASURY NOTE
   expires 09/28/07                         (180)       18,799                53
                                                                      ----------
                                                                              69
                                                                      ----------

(a)  Variable-rate security.
(b)  Credit-enhanced security.
(c)  Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $24,662 or 4.0% of net assets.
(e) All or a portion of this security is held as collateral for open futures contracts.

 BAN -- Bond anticipation note
 COP -- Certificate of participation
  GO -- General obligation
 HFA -- Housing finance agency
 IDA -- Industrial development authority
  RB -- Revenue bond
 TAN -- Tax anticipation note
TRAN -- Tax and revenue anticipation note

SCHWAB INVESTMENTS
SCHWAB INFLATION PROTECTED FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2007 (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.


                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
 88.6%  U.S. GOVERNMENT                                 82,252            81,056
        SECURITIES

  5.7%  CORPORATE BONDS                                  5,231             5,208

  3.4%  PREFERRED STOCK                                  3,092             3,108

  1.7%  SHORT-TERM                                       1,558             1,558
        INVESTMENTS
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                               92,133            90,930

  0.6%  OTHER ASSETS AND
        LIABILITIES                                                          589
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        91,519


SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)
U.S. GOVERNMENT SECURITIES 88.6% OF NET ASSETS

U.S. TREASURY OBLIGATIONS 88.6%
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTED SECURITIES
   3.88%, 01/15/09                                         1,252           1,277
   4.25%, 01/15/10                                         2,898           3,025
   0.88%, 04/15/10                                         1,300           1,240
   3.50%, 01/15/11                                         3,539           3,665
   2.38%, 04/15/11                                         7,550           7,510
   3.38%, 01/15/12                                         6,914           7,180
   2.00%, 04/15/12                                         1,214           1,184
   3.00%, 07/15/12                                         4,910           5,035
   1.88%, 07/15/13                                         4,359           4,211
   2.00%, 01/15/14                                         4,444           4,307
   1.88%, 07/15/15                                         6,860           6,550
   2.00%, 01/15/16                                         4,655           4,470
   2.50%, 07/15/16                                         2,033           2,033
   2.38%, 01/15/17                                         7,523           7,430
   2.00%, 01/15/26 (d)                                    11,885          10,955
   2.38%, 01/15/27                                         1,924           1,880
   3.63%, 04/15/28                                         2,665           3,143
   3.88%, 04/15/29                                         3,746           4,602
   3.38%, 04/15/32                                         1,157           1,359
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $82,252)                                                            81,056
                                                                     -----------

CORPORATE BONDS 5.7% OF NET ASSETS

FINANCE 3.8%
--------------------------------------------------------------------------------
BANKING 0.2%
HUBCO CAPITAL TRUST I, SERIES B
   8.98%, 02/01/27 (b)                                       200             210

FINANCE COMPANY 1.1%
CAPITAL ONE CAPITAL III
   7.69%, 08/15/36 (d)                                       250             268
GMAC LLC
   4.38%, 12/10/07                                           163             162
ILFC E-CAPITAL TRUST I
   5.90%, 12/21/10 (a)(b)(c)(d)                              250             250
RESIDENTIAL CAPITAL LLC
   7.19%, 07/17/07 (a)(b)(c)(d)                              300             299
                                                                     -----------
                                                                             979

INSURANCE 2.5%
ASSURED GUARANTY US HOLDINGS, INC.
   6.40%, 12/15/16 (a)(b)(d)                                 250             249
LIBERTY MUTUAL GROUP, INC.
   7.80%, 03/15/37 (b)(c)                                    300             293
OIL INSURANCE LTD.
   7.56%, 06/30/11 (a)(b)(c)                                 250             260
XL FINANCIAL ASSURANCE LTD. - TWIN
REEFS PASS-THROUGH
   6.32%, 06/10/07 (a)(b)(c)                                 400             401
ZURICH CAPITAL TRUST I
   8.38%, 06/01/37 (b)                                     1,000           1,044
                                                                     -----------
                                                                           2,247
                                                                     -----------
                                                                           3,436
INDUSTRIAL 1.6%
--------------------------------------------------------------------------------
BASIC INDUSTRY 0.2%
ABITIBI-CONSOLIDATED, INC.
   6.95%, 04/01/08                                           170             168

COMMUNICATIONS 0.1%
NEXTEL PARTNERS, INC.
   8.13%, 07/01/11 (b)                                       100             104
US UNWIRED, INC.
   10.00%, 06/15/12 (b)                                       50              54
                                                                     -----------
                                                                             158
CONSUMER CYCLICAL 1.3%
FORD MOTOR CREDIT CO.
   8.36%, 08/02/07 (a)                                       250             252
JC PENNEY CO., INC.
   8.13%, 04/01/27 (b)(d)                                    500             514
TOLL CORP.
   8.25%, 02/01/11 (b)(d)                                    400             408
                                                                     -----------
                                                                           1,174
                                                                     -----------
                                                                           1,500

SCHWAB INFLATION PROTECTED FUND

PORTFOLIO HOLDINGS (Unaudited) continued


SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)
UTILITIES 0.3%
--------------------------------------------------------------------------------
NATURAL GAS 0.3%
ENTERPRISE PRODUCTS OPERATING LP
  8.38%, 08/01/16 (a)(b)(d)                                  250             272
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $5,231)                                                              5,208
                                                                     -----------


                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
PREFERRED STOCK 3.4% OF NET ASSETS

NATIONAL RURAL UTILITIES
   COOPERATIVE FINANCE CORP. (b)                         103,250           2,595
SOVEREIGN REAL ESTATE INVESTMENT
   TRUST (b)(c)                                          350,000             513
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $3,092)                                                              3,108
                                                                     -----------



SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                              ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 1.7% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.1%
--------------------------------------------------------------------------------
VIACOM, INC.
  5.45%, 06/01/07                                          1,000           1,000

REPURCHASE AGREEMENT 0.5%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
  dated 05/31/07, due 06/01/07 at
   5.00%, with a maturity value of $458
  (fully collateralized by Federal
   National Mortgage Assn.
   with a value of $483).                                    458             458

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
  4.92%, 06/21/07                                            100             100
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,558)                                                              1,558
                                                                     -----------


END OF INVESTMENTS.

At 05/31/07 the tax basis cost of the fund's investments was $92,133, and the unrealized appreciation and depreciation were $21 and ($1,224), respectively, with a net unrealized depreciation of ($1,203).

In addition to the above, the fund held the following at 05/31/07. All numbers are x 1,000 except number of futures contracts.



                                          NUMBER OF     CONTRACT      UNREALIZED
                                          CONTRACTS       VALUE         LOSSES
FUTURES CONTRACT

30 YEARS, LONG, U.S.
   TREASURY BOND
  expires 09/19/07                                5          546             (1)

(a)  Variable-rate security.
(b)  Callable security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,016 or 2.2% of net assets.
(d) All or a portion of this security is held as collateral for open futures contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments
             -------------------

By:      /s/ Evelyn Dilsaver
         -------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:    July 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Evelyn Dilsaver
         -------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:    July 10, 2007

By:      /s/ George Pereira
         -------------------
         George Pereira
         Principal Financial Officer

Date:    July 10, 2007